CALIFORNIA
 INVESTMENT TRUST
------------------
F U N D  G R O U P

44 Montgomery Street #2100
San Francisco, CA 94104

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California Tax-Free Income Fund
California Insured Intermediate Fund
California Tax-Free Money Market Fund

U.S. Government Securities Fund
Short-Term U.S. Government Bond Fund
The United States Treasury Trust

S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Equity Income Fund
Nasdaq-100 Index Fund
European Growth & Income Fund

-------------------------------------


                                   CALIFORNIA
                                INVESTMENT TRUST
                               ------------------
                               F U N D  G R O U P


                               SEMI-ANNUAL REPORT

                               FEBRUARY 29, 2000

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                                 (800) 225-8778
                                www.caltrust.com

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------
VARIABLE RATE DEMAND NOTES* (57.55%)
              ANAHEIM PUBLIC IMPROVEMENT CORP.
$ 2,700,000   Certificates of Particip., 1993 Refunding Project .......    2.450%   03/01/00   $  2,700,000
              CALIFORNIA HEALTH FACILITIES FIN. AUTHORITY
  3,000,000   Cottage Hospital Santa Barbara 1985 Series B ............    2.500%   03/02/00      3,000,000
              CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
  2,300,000   So Cal Edison Series 1986A ..............................    3.300%   03/01/00      2,300,000
  3,600,000   Shell Oil Company Series 1991B ..........................    3.200%   03/01/00      3,600,000
  4,300,000   PG&E Series C ...........................................    3.150%   03/01/00      4,300,000
              CALIFORNIA STATE DEVELOPMENT AUTHORITY
  3,000,000   St. Joseph's Health, Series 1994 ........................    3.200%   03/01/00      3,000,000
              EASTERN MUNICIPAL WATER DISTRICT
  3,000,000   Water & Sewer Rev. Certificates of Participation ........    2.400%   03/02/00      3,000,000
              IRVINE RANCH WATER DISTRICT
  2,800,000   COP, Series 86 ..........................................    3.050%   03/01/00      2,800,000
  3,300,000   Consolidated Series 1995; Districts 105, 140, 240 and 280    3.050%   03/01/00      3,300,000
              CITY OF IRVINE, CALIFORNIA
  2,990,000   Assessment District 89-10; Orange County ................    3.250%   03/01/00      2,990,000
              CITY OF TUSTIN
  3,200,000   Reassessment District No. 95-2, Series A ................    3.250%   03/01/00      3,200,000
              CALIFORNIA HEALTH FAC. FIN. AUTHORITY
    400,000   Ref Rev. St. Joseph, Series 8 ...........................    3.200%   03/01/00        400,000
  3,600,000   Sutter Health, Series 1996B .............................    3.200%   03/01/00      3,600,000
              ORANGE COUNTY WATER DISTRICT
  3,500,000   COP's Series 90B ........................................    3.100%   03/01/00      3,500,000
              LOS ANGELES MTA
  2,800,000   Tax Revenue Refunding Bonds, 1993 Series A ..............    2.400%   03/02/00      2,800,000
              LOS ANGELES COUNTY
  2,500,000   Pension Obligation Refunding Bonds ......................    2.450%   03/01/00      2,500,000
              NEWPORT BEACH, CITY OF
  1,250,000   Hoag Mem. Hospital Presbyterian, Series 1992 ............    3.250%   03/01/00      1,250,000
              ORANGE COUNTY SANITATION DISTRICT
  3,100,000   Refunding Cert. of Participation, 1993 Series ...........    3.250%   03/01/00      3,100,000
              RIVERSIDE REDEVELOPMENT AGENCY
  2,700,000   Multi-family Housing Revenue Bonds ......................    2.350%   03/01/00      2,700,000
              SAN BERNADINO COUNTY
  3,400,000   COP, 1996 County Center Refinancing Project .............    2.500%   03/01/00      3,400,000
              SOUTHERN CA PUBLIC POWER AUTHORITY
  3,000,000   Power Project Revenue Bond, Series C ....................    2.450%   03/01/00      3,000,000
                                                                                               ------------
                 Total Variable Rate Demand Notes
                    (cost $60,440,000) ................................                          60,440,000
                                                                                               ------------

                                       1

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------

TAX AND REVENUE ANTICIPATION NOTES (19.02%)
$ 2,000,000   Alisal Union School District ............................    4.000%   07/27/00   $  2,004,298
  2,000,000   CA School Cash Res. Program .............................    4.000%   07/03/00      2,005,913
  2,000,000   CA Statewide Communities Dev Authority ..................    4.000%   06/30/00      2,005,251
  2,630,000   Kings River Dist Rev Series D ...........................    6.000%   01/01/01      2,733,141
  2,000,000   Los Altos School District ...............................    3.500%   06/30/00      2,002,559
  2,000,000   Los Angeles Unified School District .....................    4.000%   06/30/00      2,005,768
  2,000,000   San Diego Area Local Governments ........................    4.000%   06/30/00      2,005,443
  2,200,000   Santa Rosa High School District .........................    4.250%   09/29/00      2,205,817
  1,000,000   Solano County Tax/Rev Notes .............................    4.500%   12/15/00      1,005,351
  2,000,000   Santa Barbara School Finance Authority ..................    4.000%   06/30/00      2,005,769
                                                                                               ------------
              Total Tax and Revenue Anticipation Notes
                 (cost $19,979,310) ....................................                         19,979,310
                                                                                               ------------

COMMERCIAL PAPER (22.85%)
              CALIFORNIA EDUCATIONAL FACILITIES
  3,000,000   Carnegie Institution ....................................    2.600%   06/14/00      3,000,000
              EASTBAY MUNICIPAL UTILITY DISTRICT
  3,500,000   Water System Series .....................................    2.800%   03/02/00      3,500,000
              LOS ANGELES DEPT. OF WATER & POWER
  3,500,000   Electric Plant Short-Term Revenue Certificates ..........    2.650%   04/05/00      3,500,000
              CITY OF LOS ANGELES WASTEWATER
  3,500,000   Wastewater System .......................................    2.650%   03/07/00      3,500,000
              METROPOLITAN WATER DISTRICT OF SO. CA
  2,400,000   Metropolitan Water District of Southern CA ..............    2.450%   03/07/00      2,400,000
  1,500,000   Metropolitan Water District of Southern CA ..............    2.450%   06/14/00      1,500,000
              SACRAMENTO MUNICIPAL UTILITIES DISTRICT
  3,100,000   Commercial Paper Notes Series I .........................    2.700%   08/09/00      3,100,000
              SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
  3,500,000   Sales Tax Revenue, Series A .............................    2.600%   05/12/99      3,500,000
                                                                                               ------------
                 Total Commercial Paper
                    (cost $24,000,000) ................................                          24,000,000
                                                                                               ------------
                 Total Investments (99.43%)
                    (cost $104,419,309) (a) ...........................                         104,419,310

                 Other Net Assets (0.57%) .............................                             603,118
                                                                                               ------------

                    Net Assets (100.00%) ..............................                        $105,022,428
                                                                                               ============

--------------------
(a)  Aggregate cost for federal income tax purposes is $104,419,309.
*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                         CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------
LONG-TERM SECURITIES (93.45%)
              ALAMEDA CORRIDOR TRANSPORTATION AUTH.
$ 2,500,000   Tax Exempt Senior Lien Revenue Bonds ....................    5.000%   10/01/07   $  2,528,125
              ANAHEIM PUBLIC FINANCE AUTHORITY
  2,250,000   Public Improvement Project ..............................    6.000%   09/01/12      2,399,063
              CALIFORNIA EDUCATIONAL FAC. AUTHORITY
  2,025,000   USC Refunding RevenueBonds, 1997 Series A ...............    5.600%   10/01/04      2,111,063
  1,290,000   Revenue Bonds (Pooled Colleges & Universities) ..........    5.250%   12/01/07      1,315,800
  2,000,000   Revenue Bonds (University of San Francisco) .............    6.000%   10/01/16      2,052,500
              CA POLLUTION CONTROL AUTHORITY
  3,000,000   San Diego Gas & Electric, Series 1996A ..................    5.900%   06/01/14      3,075,000
  1,950,000   San Diego Gas & Electric, Series A ......................    5.900%   06/01/14      2,042,625
              CALIFORNIA, STATE OF
  5,000,000   General Obligations .....................................    6.250%   09/01/12      5,425,000
              STATE OF CA DEPT. OF WATER RESOURCES
  2,320,000   Water System Revenue Bonds, Central Valley J-1 ..........    7.000%   12/01/11      2,682,500
  2,835,000   Water System Revenue Bonds, Central Valley J-3 ..........    7.000%   12/01/11      3,277,969
              CA STATE PUBLIC WORKS BOARD
  4,000,000   Imperial County, State Prisons ..........................    6.500%   09/01/17      4,300,000
  5,000,000   Lease Revenue Bonds Regents of Univ of CA ...............    5.500%   06/01/14      5,043,750
              CA STATEWIDE COMMUNITIES DEV. AUTHORITY
  2,250,000   Certificates of Participation, Cedars Sinai .............    6.500%   08/01/12      2,328,750
              CASTAIC LAKE WATER AGENCY
  2,090,000   Certificates of Participation, 1994 Series A ............    7.250%   08/01/09      2,419,175
              CENTRAL COAST WATER AUTHORITY
  1,420,000   Cal. Revenue Refunding Bonds,1996 Series A ..............    6.000%   10/01/08      1,524,725
              CONTRA COSTA WATER DISTRICT
  4,000,000   Water Revenue Bonds, Series E ...........................    6.250%   10/01/12      4,360,000
              CULVER CITY REDEVELOPMENT FIN. AUTHORITY
  3,000,000   Tax Allocation Refunding Revenue Bonds, 1993 ............    5.500%   11/01/14      3,011,250
              FONTANA UNIFIED SCHOOL DISTRICT
  4,240,000   GO Convertible Bonds, 1993 Series C .....................    6.250%   05/01/12      4,563,300
              FRESNO, CITY OF
  3,000,000   Sewer System Revenue Bonds ..............................    5.250%   09/01/19      2,778,750
              FRESNO UNIFIED SCHOOL DISTRICT
  1,665,000   General Obligation Bonds ................................    5.800%   02/01/16      1,710,788
              KERN HIGH SCHOOL DISTRICT
  2,555,000   General Obligation Bonds, 1996 Series A .................    6.600%   08/01/16      2,804,113
              LA QUINTA REDEVELOPMENT AGENCY
  1,015,000   Tax Allocation Refunding Redev. Project Area #1 .........    7.300%   09/01/09      1,179,938
              CITY OF LOS ANGELES
  2,000,000   General Obligation Bonds, Series 1999-B .................    5.375%   09/01/17      1,915,000
              LA CONVENTION & EXHIBIT CENTER
  1,300,000   Certificates of Participation 1985 * ....................    9.000%   12/01/20      1,568,125
  4,500,000   Lease Revenue Bonds, 1993 Series A ......................    6.000%   08/15/10      4,820,625
              LA DEPARTMENT OF AIRPORTS, CITY OF
  2,500,000   Refunding Revenue Bonds .................................    6.500%   05/15/04      2,675,000
              LA STATE BUILDING AUTHORITY
  3,500,000   Lease Revenue Refunding Bonds ...........................    5.625%   05/01/11      3,587,500
              LA UNIFIED SCHOOL DISTRICT
  1,625,000   General Obligation Bonds, 1997 Series A ................     4.900%   07/01/09      1,610,781
  2,450,000   General Obligation Bonds, 1997 Series A .................    6.000%   07/01/14      2,590,870
              LA DEPARTMENT OF WATER AND POWER
  3,000,000   Wastewater System Revenue Bonds 1994 ....................    8.500%   06/01/04      3,438,750

                                       3

                         CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------

LONG-TERM SECURITIES (Continued)
              LA COUNTY TRANSPORTATION COMMISSION
$ 3,540,000   Sales Tax Revenue Refunding Bonds, 1991 Series B ........    6.500%   07/01/10   $  3,885,150
              M-S-R PUBLIC POWER AGENCY
  3,500,000   San Juan Project Refunding Rev Bonds, Ser. F ............    6.125%   07/01/13      3,766,875
              METROPOLITAN WATER DISTRICT OF SO. CA
  3,000,000   Water Revenue Bonds 1995 Series A .......................    7.250%   03/01/07      3,416,250
              TRANSMISSION AGENCY OF NORTHERN CA
  1,000,000   CA-Oregon Transmission Project, Series 1990A ............    7.000%   05/01/13      1,156,250
  2,500,000   CA-Oregon Transmission Project ..........................    5.300%   05/01/09      2,550,000
              REDEVELOPMENT AGENCY OF OAKLAND
  4,000,000   Central District Redev. Project Ser. 1992 ...............    5.500%   02/01/14      4,035,000
              ORANGE COUNTY LOCAL TRANS. AUTHORITY
  1,500,000   Measure M Sales Tax Revenue Bonds .......................    9.500%   02/15/03      1,702,500
              ORANGE COUNTY CA SCH DIST
  1,050,000   General Obligation Bonds, 1997 Series A .................    5.500%   02/15/11      1,074,938
              OXNARD SCHOOL DISTRICT
  1,485,000   General Obligation Bonds ................................    5.625%   08/01/14      1,516,555
              POMONA UNIFIED SCHOOL DISTRICT
  1,175,000   General Obligation Refunding Bonds ......................    5.700%   08/01/08      1,236,688
              PORT HUENEME, CITY OF
  2,200,000   Refunding Certificates of Participation, 1992 ...........    6.000%   04/01/12      2,343,000
              RANCHO CA WATER DISTRICT FINANCE AUTH.
  3,000,000   Revenue Refunding Bonds .................................    5.875%   11/01/10      3,153,750
              RIVERSIDE, CITY OF
  2,000,000   Sewer Revenue Bonds .....................................    5.000%   08/01/12      1,952,500
              RIVERSIDE, CITY OF
  1,500,000   Water Revenue Bond Issue 1991 ...........................    9.000%   10/01/01      1,606,875
              RIVERSIDE COUNTY TRANS. AGENCY
  2,000,000   General Obligation Refunding Bonds ......................    5.750%   06/01/09      2,107,500
              SACRAMENTO MUNICIPAL UTILITY DISTRICT
  4,000,000   Refunding Revenue Bonds Series A ........................    6.250%   08/15/10      4,355,000
              SACRAMENTO REDEVELOPMENT AGENCY
  1,135,000   Downtown Sacramento Redevelopment Project ...............    4.750%   11/01/08      1,119,394
              SADDLEBACK VALLEY SCHOOL DISTRICT
  1,575,000   Special Tax Revenue Bonds, 1996 Series A ................    6.000%   09/01/16      1,651,780
              SAN BERNARDINO, COUNTY OF
  2,000,000   Certificates of Participation, Series B .................    6.875%   08/01/24      2,292,500
              SAN BERNARDINO COUNTY TRANS AUTHORITY
  2,000,000   Sales Tax Revenue Bonds .................................    5.000%   03/01/09      1,997,500
              SAN DIEGO COUNTY CALIFORNIA
  2,515,000   1998 Downtown Courthouse Refunding COPs .................    5.000%   05/15/08      2,524,430
              SAN DIEGO REGIONAL TRANSPORTATION COMM.
  2,000,000   Sales Tax Rev. Bonds, Second Senior Series A ............    5.500%   04/01/08      2,075,000
              CITY AND COUNTY OF SAN FRANCISCO
  2,000,000   General Obligation Refunding Bond Series 1 ..............    5.500%   06/15/09      2,070,000
              SAN FRANCISCO BART DISTRICT
  2,950,000   Sales Tax Rev. Refunding Series 1990 ....................    6.750%   07/01/11      3,337,188
              SAN JOSE REDEVELOPMENT AGENCY
  4,000,000   Merged Area Redevelopment Project .......................    6.000%   08/01/10      4,285,000
              SAN MARINO UNIFIED SCHOOL DISTRICT
  1,440,000   General Obligation Bonds ................................    5.250%   07/01/16      1,364,400
              SAN MATEO COUNTY REG. TRANS. DISTRICT
  4,000,000   Sales Tax Revenue Bonds, 1993 A .........................    5.250%   06/01/19      3,760,000

                                       4

                         CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------

LONG-TERM SECURITIES (Continued)
              REDEVELOPMENT AGENCY OF SANTA CLARA
$ 4,000,000   Bayshore North Project Tax Allocation 1992 ..............    7.000%   07/01/10   $  4,555,000
              SANTA CLARA COUNTY FINANCING AUTHORITY
  2,000,000   Lease Revenue Refunding Bonds, Series A .................    6.000%   11/15/12      2,135,000
  1,750,000   Lease Revenue Refunding Bonds, Series A .................    5.750%   11/15/13      1,813,438
              SANTA MAGARITA/DANA POINT AUTHORITY
  1,045,000   Improvement District ....................................    7.250%   08/01/10      1,216,118
              SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
  3,000,000   Gen. Obligation Refunding Bonds, Series 1998 ............    5.250%   08/01/15      2,932,500
              SOUTH COAST AIR QUALITY MGMT. DISTRICT
  2,400,000   Installment Sale Revenue Bonds, Series 1992 .............    6.000%   08/01/11      2,562,000
              SO. CALIFORNIA  PUBLIC POWER AUTHORITY
  3,500,000   Multiple Project Revenue Bonds, 1989 ....................    6.750%   07/01/13      3,885,000
              TURLOCK IRRIGATION DISTRICT
  2,000,000   Revenue Refunding Bonds, 1996 Series A ..................    6.250%   01/01/12      2,162,500
              UNIVERSITY OF CALIFORNIA, REGENTS OF
  3,000,000   UCLA Central Chiller/Cogeneration Facility ..............   10.000%   11/01/03      3,543,750
  2,815,000   Revenue Bonds, Housing System ...........................    5.500%   11/01/09      2,878,338
                                                                                               ------------
                 Total Long-term Securities
                    (cost $173,705,527) ...............................                         179,160,506
                                                                                               ------------

VARIABLE RATE DEMAND NOTES** (5.53%)
              CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
  1,700,000   So Cal Edison Series 1986A ..............................    3.300%   03/01/00      1,700,000
  3,200,000   PG&E Series C ...........................................    3.150%   03/01/00      3,200,000
              IRVINE RANCH WATER DISTRICT
  2,500,000   Special Assessment,Consolidated Series 1985 .............    3.241%   03/01/00      2,500,000
    100,000   Special Assessment,Consolidated Series 1991 .............    3.241%   03/01/00        100,000
    400,000   Special Assessment,Consolidated Series 1995 .............    3.241%   03/01/00        400,000
              NEWPORT BEACH, CITY OF
  2,700,000   Hoag Mem. Hospital Presbyterian, Series 1992 ............    3.250%   03/01/00      2,700,000

                 Total Variable Rate Demand Notes
                    (costs $10,600,000) ...............................                          10,600,000
                                                                                               ------------
                 Total Investments (98.95%)
                    (cost $184,305,527) (a) ...........................                         189,760,506

                 Other Net Assets (1.05%) .............................                           1,952,563
                                                                                               ------------

                    Net Assets (100.00%) ..............................                        $191,713,069
                                                                                               ============

------------------
* Denotes bond issue refunded prior to maturity on date shown and secured by 100% US Government Direct Obligations.
**   Stated maturity reflects next reset date.
(a) Aggregate cost for federal income tax purposes is $184,305,527. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation ...........................  $  7,353,999
          Unrealized depreciation ...........................    (1,899,020)
                                                               ------------
          Net unrealized appreciation .......................  $  5,454,979
                                                               ============

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------
LONG-TERM SECURITIES (96.57%)
              ANAHEIM , CITY OF
$   500,000   Electric Revenue Bonds ..................................     5.00%   10/01/03   $    507,944
              CALIFORNIA, STATE OF
    300,000   General Obligation Bonds ................................     5.75%   10/01/05        316,500
              STATE PUBLIC WORKS BOARD
    400,000   Energy Efficiency Revenue Bonds 1995 Series A ...........     5.25%   10/01/03        410,500
    640,000   Refunding Bonds, Dept. of Corrections ...................     5.25%   12/01/06        658,400
    400,000   College and University Housing Revenue ..................     4.90%   11/01/03        406,000
              CASTAIC LAKE AGENCY FINANCING CORP.
    300,000   Water System Imp. Projects, Series 1994 A ...............     7.25%   08/01/09        347,250
              CENTRAL VALLEY SCHOOL DISTRICT FIN. AUTHORITY
    400,000   General Obligation Refi. Bonds, Series A ................     6.15%   02/01/09        430,500
              CHICO UNIFIED SCHOOL DISTRICT
    400,000   General Obligation Refunding Bonds ......................     8.50%   08/01/07        488,000
              CONTRA COSTA TRANSPORTATION AUTHORITY
    500,000   Sales Tax Revenue Bonds 1995 Series A ...................     6.00%   03/01/03        520,625
              DELTA DIABLO SANITATION DISTRICT
    400,000   Wastewater Facilities Expansion Project .................     6.25%   12/01/04        420,500
              DESERT SANDS UNIFIED SCHOOL DISTRICT
    500,000   Certificates of Participation, Series 1995 ..............     5.30%   03/01/07        514,375
              EAST BAY CA MUNICIPAL UTILITY DISTRICT
    500,000   Water Revenue Refunding Bonds ...........................     6.00%   06/01/03        522,500
              EASTERN MUNICIPAL WATER DISTRICT
    500,000   Water & Sewer Revenue Refunding Certificates ............     5.00%   07/01/05        508,125
              ELSINOR VALLEY CA WATER DISTRICT
    500,000   Certificates of Participation, Series A .................     5.90%   07/01/05        529,375
              IMPERIAL IRRIGATION DISTRICT
    600,000   Electric System Project, COP ............................     5.20%   11/01/09        609,750
              LOS ANGELES, CITY OF
    500,000   General Obligation Bonds, 1994 Series A .................     5.60%   09/01/05        523,125
              LOS ANGELES DEPARTMENT OF AIRPORTS
    400,000   LAX Refunding Revenue Bonds, 1995 Series B ..............     6.50%   05/15/03        423,000
              LOS ANGELES UNIFIED SCHOOL DISTRICT
    400,000   General Obligation Bonds, 1997 Series A .................     6.00%   07/01/07        427,500
              LOS ANGELES COUNTY PENSION
    400,000   General Obligation ......................................     6.90%   06/30/08        450,000
              MODESTO CA IRRIGATION DISTRICT
    400,000   Series 1999A Certification of Participation .............     4.25%   07/01/04        393,500
              NEWPORT MESA UNIFIED SCHOOL DISTRICT
    450,000   Special Tax Bonds .......................................     4.40%   09/01/08        428,063
              NORTHERN CA, TRANS. AGENCY OF
    500,000   Cal/Oregon Transmission Proj., Rev. Bonds ...............     6.10%   05/01/03        523,750
              OAK PARK UNIFIED SCHOOL DISTRICT
    600,000   General Obligation, Refunding Bonds .....................     5.15%   05/01/07        612,000
              OLIVENHAIN MUNICIPAL WATER DISTRICT
    500,000   1997 Capital Projects and Refunding .....................     4.75%   06/01/06        500,000
              ORANGE COUNTY LOCAL TRANS. AUTHORITY
    500,000   Limited Tax Bonds, 1994 .................................     9.50%   02/15/03        567,500
              PASADENA UNIFIED SCHOOL DISTRICT
    400,000   General Obligation ......................................     5.00%   07/01/07        404,500
              RIVERSIDE COUNTY TRANSPORTATION COMM.
    260,000   Sales Tax Revenue Bonds, 1993 Series A ..................     5.50%   06/01/04        269,425
              ROCKLIN UNIFIED SCHOOL DISTRICT
    535,000   General Obligation Bonds ................................     5.00%   09/01/04        544,363
              SACRAMENTO CITY FINANCING AUTHORITY
    500,000   Lease Revenue Bonds, State of CA EPA Bldg ...............     4.20%   05/01/10        455,625
              SACRAMENTO MUNICIPAL WATER DISTRICT
    500,000   Electric Revenue Refunding Bonds ........................     5.10%   11/15/03        511,250

                                       6

                      CALIFORNIA INSURED INTERMEDIATE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)
     Par                                                                                            Value
    Value                                                                   Rate    Maturity      (Note 1)
    -----                                                                   ----    --------      --------

              SACRAMENTO REDEVELOPMENT AGENCY
$   500,000   Downtown Sacramento Project, Series 1998C ...............     4.75%   11/01/08   $    493,125
              COUNTY OF SACRAMENTO PFA
    400,000   Main Detention Facility COP .............................     5.30%   06/01/04        411,500
              SAN DIEGO PUBLIC FACILITIES FINANCING AUTH.
    500,000   Sewer Revenue Refunding Bonds, Series A .................     5.10%   05/15/10        500,000
              SAN DIEGO COUNTY
    500,000   1998 Downtown Courthouse Refunding ......................     4.00%   05/01/07        466,875
              SAN DIEGO COUNTY RTC
    400,000   Sales Tax Rev. Bonds, Seconds 1993 Series A .............     5.00%   04/01/03        406,000
              SAN DIEGO COUNTY WATER AUTHORITY
    600,000   Water Revenue Refunding COP Series 1993 A ...............     5.50%   05/01/05        623,250
              SAN FRANCISCO, CITY & COUNTY
    500,000   City Hall Improvement Project, Series A .................     5.10%   06/15/06        509,375
    450,000   School District Facilities Improvement, Ser. B ..........     6.50%   06/15/05        486,562
              SAN FRANCISCO AIRPORT COMMISSION
    450,000   SF Intl. Airport Revenue, Second Series B ...............     5.50%   05/01/09        465,750
              SAN JOSE REDEVELOPMENT AGENCY
    500,000   Merged Area Redevelopment Project Series 1997 ...........     6.00%   08/01/06        533,125
              SAN MATEO JOINT POWERS AUTHORITY
    400,000   Refunding Revenue Bonds, 1993 Series A ..................     5.10%   08/01/03        409,872
              SANTA ROSA, CITY OF
    400,000   Wastewater Rev. Refunding Bonds, Ser. A .................     5.13%   09/01/05        407,500
              SARATOGA UNION SCHOOL DISTRICT
    600,000   1997 General Obligation Series A ........................     4.90%   09/01/09        607,500
              SOUTH COUNTY REGIONAL WASTEWATER
    390,000   Revenue Bonds, Gilroy Series 1992A ......................     5.90%   08/01/06        409,012
              SOUTHERN CA PUBLIC POWER AUTHORITY
    500,000   Transmission Project Revenue Bonds, Series A ............     6.00%   07/01/04        526,875
              VISALIA, CITY OF
    500,000   Wastewater System Revenue Bonds .........................     5.90%   12/01/05        531,250
              WISEBURN SCHOOL DISTRICT
    325,000   1997 General Obligation Series A ........................     6.88%   08/01/05        357,500

                 Total Long-term Securities
                    (cost $22,335,730) ................................                          22,369,016
                                                                                               ------------

VARIABLE RATE DEMAND NOTES** (2.16%)
              CALIFORNIA HEALTH FAC. FIN. AUTHORITY
    300,000   Ref Rev. St Joseph, Series 85 ...........................    3.200%   03/01/00        300,000
              CITY OF IRVINE, CALIFORNIA
    100,000   Assessment District 95-12, Series A 1996 ................    3.250%   03/01/00        100,000
              ORANGE COUNTY SANITATION DISTRICT

    100,000   Refunding Cert. of Participation, 1993 Series ...........    3.250%   03/01/00        100,000
                                                                                               ------------
                 Total Variable Rate Demand Notes
                    (cost $500,000) ...................................                             500,000
                                                                                               ------------
                 Total Investments (98.73%)
                    (cost $22,835,730) (a) ............................                          22,869,016

                 Other Net Assets (1.27%) .............................                             294,986
                                                                                               ------------

                    Net Assets (100.00%) ..............................                        $ 23,164,002
                                                                                               ============

------------------
**   Stated  maturity  reflects next reset date.
(a) Aggregate cost for federal income tax purposes is $22,835,730. At February 29, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation ...........................  $   301,587
          Unrealized depreciation ...........................     (268,301)
                                                               -----------
          Net unrealized appreciation .......................  $    32,286
                                                               ===========

                 See accompanying notes to financial statements

                         U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

          Par                                                                    Value
         Value                     Rate               Maturity                 (Note 1)
         -----                     ----               --------                 --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (47.60%)
    $  1,828,087                  6.000%              05/15/26               $  1,661,295
         984,227                  6.000%              06/15/28                    891,266
         982,444                  6.000%              08/15/28                    889,653
         922,977                  6.000%              04/15/14                    863,925
         943,377                  6.000%              04/15/14                    883,021
       1,563,666                  6.500%              03/15/26                  1,461,690
         731,095                  6.500%              01/15/26                    683,416
         576,574                  6.500%              03/15/26                    538,973
         752,349                  6.500%              04/15/26                    703,284
         674,981                  6.500%              04/15/26                    630,961
         993,878                  7.000%              07/15/29                    952,565
       1,000,000                  7.000%              09/15/29                    958,433
         103,394                  9.000%              10/15/18                    107,867
          33,101                 10.000%              09/15/18                     35,304
          19,499                 11.250%              07/15/13                     21,127
         103,394                  7.000%              09/15/29                    938,272
       1,000,256                  7.000%              01/15/30                    958,380
                                                                             ------------
     Total Government National Mortgage Association (cost $13,599,557)         13,179,432
                                                                             ------------

UNITED STATES TREASURY BONDS (19.65%)
       1,700,000                  7.875%              02/15/21                  1,977,845
       1,500,000                  8.000%              11/15/21                  1,773,750
       1,700,000                  6.250%              02/28/02                  1,690,970
                                                                             ------------
     Total United States Treasury Bonds (cost $5,399,331)                       5,442,565
                                                                             ------------

UNITED STATES TREASURY NOTES (30.73%)
       2,000,000                  6.000%              08/15/09                  1,924,376
       2,000,000                  5.500%              02/15/09                  1,853,126
       1,700,000                  6.500%              02/15/10                  1,710,095
       1,500,000                  7.875%              08/15/01                  1,529,063
       1,500,000                  6.375%              08/15/02                  1,493,907
                                                                             ------------
     Total United States Treasury Notes (cost $8,467,693)                       8,510,567
                                                                             ------------

UNITED STATES TREASURY BILLS (1.80%)
         500,000                  5.000%              04/06/00                    497,275
                                                                             ------------
Total United States Treasury Bills (cost $497,350)                                497,275
                                                                             ------------


     Total Investments (cost $27,963,931) (a) (99.78%) .............           27,629,839

     Other Net Assets (0.22%) ......................................               60,768
                                                                             ------------

     Net Assets (100.00%) ..........................................        $  27,690,607
                                                                            =============

------------------
(a) Aggregate cost for federal income tax purposes is $27,963,931. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation ........................  $   139,763
          Unrealized depreciation ........................     (473,855)
                                                            -----------
             Net unrealized appreciation .................  $  (334,092)
                                                            ===========

                 See accompanying notes to financial statements

                      SHORT-TERM U.S. GOVERNMENT BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

          Par                                                                    Value
         Value                     Rate               Maturity                 (Note 1)
         -----                     ----               --------                 --------

UNITED STATES TREASURY BILLS (33.15%)
    $    100,000                  5.200%              03/02/00               $     99,986
         200,000                  5.690%              06/08/00                    197,003
         200,000                  5.740%              11/09/00                    191,932
                                                                             ------------
     Total United States Treasury Bonds (cost $488,920)                           488,921
                                                                             ------------

UNITED STATES TREASURY NOTES (60.86%)
         400,000                  6.375%              08/15/02                    398,375
         200,000                  6.625%              06/30/01                    200,375
         300,000                  6.250%              10/31/01                    298,781
                                                                             ------------
     Total United States Treasury Notes (cost $898,298)                           897,531
                                                                             ------------

     Total Investments (cost $1,387,218) (a) (94.01%) ..............            1,386,452

     Other Net Assets (5.99%) ......................................               88,231
                                                                             ------------

     Net Assets (100.00%) ..........................................         $  1,474,683
                                                                             ============

(a) Aggregate cost for federal income tax purposes is $1,387,218. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation ........................  $      519
          Unrealized depreciation ........................      (1,285)
                                                            ----------
             Net unrealized appreciation .................  $     (766)
                                                            ==========

                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

          Par                                                                    Value
         Value                     Rate               Maturity                 (Note 1)
         -----                     ----               --------                 --------

UNITED STATES TREASURY BILLS (100.17%)
    $  6,000,000               5.110%                 03/02/00               $  5,999,148
       7,600,000               4.840% - 5.240%        03/09/00                  7,591,173
       7,000,000               4.845% - 5.150%        03/16/00                  6,985,360
       6,400,000               5.120%                 03/23/00                  6,379,975
       4,800,000               5.230% - 5.260         03/30/00                  4,779,777
       3,700,000               5.110% - 5.230%        04/13/00                  3,677,280
       4,700,000               5.240%                 04/20/00                  4,665,795
       5,600,000               5.210% - 5.365%        04/27/00                  5,553,657
       5,800,000               5.220% - 5.500%        05/04/00                  5,745,927
       5,400,000               5.255% - 5.230%        05/11/00                  5,344,232
       4,200,000               5.610%                 05/25/00                  4,144,368
       1,700,000               5.550%                 06/29/00                  1,668,550
       5,000,000               5.710%                 08/10/00                  4,871,525
       5,000,000               5.620%                 08/17/00                  4,868,086
                                                                             ------------
     Total Investments (cost $72,274,853) (a)(100.17%) .............           72,274,853

     Liabilities in Excess of Other Assets (%.17) ..................             (124,741)
                                                                             ------------

     Net Assets (100.00%) ..........................................         $ 72,150,112
                                                                             ============

--------------------
(a)  Cost for federal income tax purposes is $72,274,853.

                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)
   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (96.69%)
CAPITAL GOODS  (5.60%)
PRODUCTION (0.50%)
        273    Briggs & Stratton ...............................    $      9,128
      4,879    Caterpillar Inc. ................................         171,057
      1,325    Deere & Co ......................................          40,081
      2,806    Dover Co ........................................         100,314
      2,406    Cooper Industries ...............................          92,781
      3,705    Illinois Tool Works .............................         191,502
      1,590    Ingersol Rand Co. ...............................          60,917
        387    Milacron Inc. ...................................           5,370
      1,125    Pall Corp. ......................................          22,218
      1,073    Parker Hannifin .................................          38,896
        603    Timken Co. ......................................           8,630
                                                                    ------------
                                                                         740,894

MACHINERY (INDUSTRIAL) (0.02%)
      1,627    Thermo Electron Corp.* ..........................          25,422
                                                                    ------------

POLLUTION CONTROL (0.01%)
      2,391    Waste Management Inc. ...........................          13,449
                                                                    ------------

ENGINEERING & CONSTRUCTION (0.05%)
        807    Fluor Corp ......................................          22,949
      1,092    Vulcan Materials Co. ............................          43,680
                                                                    ------------
                                                                          66,629

ELECTRICAL EQUIPMENT (4.12%)
      5,769    Emerson Electric Co. ............................         262,835
     41,007    General Electric ................................       5,420,613
      1,214    Grainger, WW, Inc. ..............................          51,974
        806    Johnson Controls ................................          43,020
      1,758    Molex, Inc. .....................................          98,228
      2,173    Teradyne, Inc. ..................................         189,051
                                                                    ------------
                                                                       6,065,721

TRANSPORTATION EQUIPMENT (0.05%)
        382    Cummins Engine ..................................          12,724
      1,626    Danaher Corporation .............................          66,361
                                                                    ------------
                                                                          79,085

CONGLOMERATE (0.85%)
      5,385    3M Co. ..........................................         474,553
        108    NACCO Industries Cl A ...........................           4,691
     20,481    Tyco International, Ltd. ........................         776,998
                                                                    ------------
                                                                       1,256,242

               Total Capital Goods .............................       8,247,442
                                                                    ------------

CONSUMER CYCLICAL (6.36%)
HOUSING (0.08%)
      5,251    MASCO Co. .......................................          93,862
        505    Owens-Corn. Fbrgls Corp. ........................           7,323
        860    The Stanley Works ...............................          19,780
                                                                    ------------
                                                                         120,965

AUTO & TRUCK(1.04%)
      1,510    Dana ............................................          32,182
        864    Eaton Corp. .....................................          64,746
     15,729    Ford Motor Co. ..................................         654,720
      8,176    General Motors Corp. ............................         621,887
      1,755    Genuine Parts Co. ...............................    $     39,597
      1,109    ITT Industries ..................................          26,893
        749    Paccar, Inc. ....................................          32,254
      1,243    TRW, Inc. .......................................          59,664
                                                                    ------------
                                                                       1,531,943

AUTO PART (0.10%)
      1,346    Autozone, Inc.* .................................          33,061
      7,032    Delphi Auto Systems .............................         117,347
                                                                    ------------
                                                                         150,408

TIRE & RUBBER (0.05%)
        807    Cooper Tire&Rubber Co. ..........................           8,726
      1,321    Goodrich, B.F. Co. ..............................          31,621
      1,678    Goodyear Tire & Rubber ..........................          38,070
                                                                    ------------
                                                                          78,417

APPLIANCE (0.09%)
        400    Armstrong World Ind .............................           7,600
      1,268    Black and Decker ................................          41,765
        965    Maytag Corp. ....................................          25,512
        589    Snap-On, Inc. ...................................          12,848
        725    Whirlpool Corp. .................................          39,377
                                                                    ------------
                                                                         127,102

HOUSEHOLD PRODUCTS (0.05%)
      2,016    Federated Dept. Stores* .........................          73,962
                                                                    ------------

TEXTILE & APPAREL (0.12%)
        700    Liz Claiborne, Inc. .............................          26,206
      3,713    Nike Class B ....................................         105,588
        557    Reebok Intl Ltd.* ...............................           4,456
        363    Russell Co. .....................................           5,014
        198    Spring Industries ...............................           7,017
      1,219    VF Corp. ........................................          30,094
                                                                    ------------
                                                                         178,375

RETAIL GENERAL (4.76%)
       0.01    Ambercrombie & Fitch ............................               0
        715    American Greetings Co. ..........................          12,334
      1,581    Bed Bath & Beyond ...............................          44,861
      2,357    Best Buy Co., Inc. ..............................         128,162
      1,905    Circuit City Stores .............................          76,914
      1,240    Cons. Stores Corp.* .............................          13,950
      5,634    Costco Companies Inc. ...........................         279,587
      1,098    Dillard's Inc. Class A ..........................          19,078
      2,619    Dollar General Corp. ............................          54,835
     12,147    Gap, Inc. .......................................         586,852
   1,883.50    Hasbro Inc. .....................................          29,665
     28,856    Home Depot ......................................       1,668,238
        374    Jostens .........................................           8,999
      5,508    K Mart ..........................................          48,539
      1,665    Kohl's Corp.* ...................................         126,228
      4,543    Lowes Cos .......................................         216,360
      5,207    Mattel CS .......................................          50,117
      4,192    May Dept. Stores ................................         109,778
      1,560    Nordstrom Inc. ..................................          33,248
      3,283    JC Penney Co. ...................................          51,707
        593    Pep Boys-Manny, Mo, Jack ........................           3,669
      5,152    Sears Robuck & Co. ..............................         142,002
      2,275    Tandy Corp. .....................................          86,592
      5,785    Target Corp. ....................................         341,315

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
      2,572    The Limited, Inc. ...............................    $     87,448
      2,833    TJX Cos, Inc. ...................................          45,151
      3,077    Toys R Us, Inc.* ................................          38,078
     55,533    Wal-Mart Stores, Inc. ...........................       2,703,763
                                                                    ------------
                                                                       7,007,470
LODGING (0.07%)
      2,831    Marriott Intl Class A ...........................          78,029
      1,655    Mirage Resorts, Inc.* ...........................          26,273
                                                                    ------------
                                                                         104,302

               Total Consumer Cyclical .........................       9,372,944
                                                                    ------------

CONSUMER NON-DURABLE (19.80%)
HEALTH CARE (0.11%)
        548    Bausch & Lomb, Inc. .............................          28,907
      1,114    Biomet, Inc. ....................................          36,762
        940    Mallincrokdt Inc. ...............................          23,148
      1,054    Manor Care, Inc. ................................           9,157
        864    Wellpoint health Networks .......................          58,320
                                                                    ------------
                                                                         156,294

CONSUMER PRODUCT (0.34%)
      4,161    IMS Health ......................................          83,740
      2,989    Newell Co. ......................................          69,121
        598    Tupperware Corp. ................................          10,278
      7,523    Unilever (NY Shrs) ADR ..........................         342,297
                                                                    ------------
                                                                         505,436

FOOD, BEVERAGE & TOBACCO (3.31%)
      8,128    Archer-Daniels-Midland Co. ......................          81,788
      3,662    Bestfoods .......................................         153,575
      5,952    Campbell Soup ...................................         168,888
     30,739    Coca-Cola Co. ...................................       1,488,920
      5,230    Coca-Cola Enterprises ...........................         122,251
      6,257    Conagra, Inc. ...................................         102,458
      1,503    Dardeen Restaurants .............................          19,821
      1,976    Fortune Brands, Inc. ............................          43,225
      4,187    General Mills ...................................         137,909
      4,742    H J Heinz Co. ...................................         151,448
      1,480    Hershey Foods ...................................          65,028
      5,369    Kellogg Co. .....................................         135,903
      1,467    Loews Corp. .....................................          65,282
     19,920    Pepsico, Inc. ...................................         642,420
     28,949    Philip Morris Co., Inc. .........................         580,789
      1,575    Quaker Oats .....................................          84,952
      4,178    Ralston-Ralston Purina Grp ......................         118,290
      6,214    Safeway Inc .....................................         239,627
     12,497    Sara Lee Corp. ..................................         187,455
      3,493    Sysco Corp. .....................................         114,614
      1,700    Tricon Global Rstrs* ............................          45,263
      1,803    UST, Inc. .......................................          34,820
      1,307    Wrigley, Wm Jr. Co. .............................          88,386
                                                                    ------------
                                                                       4,873,112

RETAIL-FOOD & DRUGS (0.61%)
      5,665    Albertson's, Inc. ...............................         138,793
      5,404    CVS Corporation .................................         189,140
        369    Great Atlantic & Pacific ........................           8,648
     10,128    Kroger ..........................................         150,654
        380    Longs Drug Stores ...............................           7,054
      2,583    Rite Aid Corp ...................................          17,758
      1,739    Supervalu Inc. ..................................          29,889
     12,973    Walgreen Co. ....................................    $    334,866
      1,470    Winn-Dixie Stores Inc. ..........................          23,704
                                                                    ------------
                                                                         900,506

COMMUNICATIONS & MEDIA (2.48%)
      9,684    CBS, Inc. .......................................         576,803
      4,052    Clear Channel Comm.* ............................         269,965
      9,268    Comcast Corp CL A Spec ..........................         393,890
      1,600    Comcast Corp. Class A ...........................          64,000
        930    Dow Jones & Co. .................................          58,009
      3,621    Gannett Co., Inc. ...............................         236,044
        702    Harcourt General, Inc. ..........................          24,175
      2,813    Interpublic Group Cos Inc. ......................         113,047
        915    Knight Ridder, Inc. .............................          42,891
      2,258    McGraw Hill Cos Inc. ............................         114,876
      1,873    New York Times Class A ..........................          79,134
      1,779    Omnicom Group ...................................         167,560
     16,153    Time Warner, Inc. ...............................       1,381,082
        961    Times Mirror Co. A-New ..........................          49,011
      2,840    Tribune Co. .....................................         110,583
                                                                    ------------
                                                                       3,681,070

ENTERTAINMENT & LEISURE (0.74%)
        943    Brunswick Corp. .................................          16,679
     16,887    McDonalds Corp. .................................         532,996
      9,212    Viacom Inc. Cl B* ...............................         513,569
      1,241    Wendys Int'l ....................................          19,546
                                                                    ------------
                                                                       1,082,790

DRUGS (7.97%)
     20,092    Abbott Labs .....................................         658,013
      1,273    Allergan ........................................          64,048
      1,213    Alza Corp. Class A* .............................          44,502
     16,938    Amer Home Products Corp. ........................         736,803
        542    Bard C.R., Inc. .................................          21,409
      3,584    Baxter International, Inc. ......................         195,328
      3,273    Becton Dickinson Co. ............................         101,668
     24,863    Bristol-Meyer/Squibb ............................       1,412,529
      3,790    Guidant Corp. ...................................         255,351
      1,579    Humana, Inc.* ...................................          10,757
     16,799    Johnson & Johnson ...............................       1,205,328
     13,641    Lilly, Eli & Co. ................................         810,787
      3,546    McKesson HBOC Inc ...............................          68,704
     15,631    Medtronic, Inc. .................................         757,127
     29,350    Merck & Co. .....................................       1,806,859
     48,228    Pfizer, Inc. ....................................       1,549,325
      6,673    Pharmacia & Upjohn, Inc. ........................         317,802
     19,243    Schering Plough Corp. ...........................         671,100
      1,255    St. Jude Medical * ..............................          32,787
      3,331    Tenet Healthcare Corp.* .........................          58,293
     10,597    Warner-Lambert Co. ..............................         906,706
      1,194    Watson Pharmeceuticals ..........................          47,760
                                                                    ------------
                                                                      11,732,986

COSMETIC & SOAP (1.78%)
        536    Alberto-Culver Co. Cl B .........................          11,457
      3,405    Avon Products, Inc. .............................          92,148
      3,147    Clorox ..........................................         127,257
      7,708    Colgate Palmolive Co. ...........................         402,261
     14,643    Gillette Co. ....................................         516,166
      1,066    Int'l Flavors & Fragrance .......................          31,980
     16,427    Procter & Gamble ................................       1,445,576
                                                                    ------------
                                                                       2,626,845

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
LIQUOR (0.54%)
      6,430    Anheuser-Busch Cos., Inc. .......................    $    412,324
        669    Brown Foreman Cl. B .............................          31,861
        477    Coors (Adolph) ..................................          20,928
      5,518    Seagrams Ltd. ...................................         324,183
                                                                    ------------
                                                                         789,296

TRAVEL & RECREATION (0.78%)
      7,523    Carnival Corp. ..................................         216,756
      1,020    Harrahs Entertainment, Inc.* ....................          19,508
      2,862    Hilton Hotels Corp. .............................          20,034
     26,574    Walt Disney Co. .................................         890,229
                                                                    ------------
                                                                       1,146,527

PRINTING & PUBLISHING (0.03%)
      1,458    Donnelley, RR & Sons ............................          27,884
        452    Meredith Corp. ..................................          12,939
                                                                    ------------
                                                                          40,823

BUSINESS SERVICE (0.56%)
        462    Autodesk, Inc. ..................................          20,646
      1,326    Ceridian Corp.* .................................          26,271
      7,134    Computer Assoc ..................................         458,805
      1,468    Computer Sciences* ..............................         115,697
        934    Deluxe Corp. ....................................          21,891
      2,667    Paychex Inc. ....................................         133,517
        870    Young & Rubicam .................................          43,935
                                                                    ------------
                                                                         820,762

OFFICE PRODUCTS (0.19%)
      1,254    Avery Dennison Co. ..............................          76,102
      4,532    Office Depot ....................................          55,234
      5,456    Staples Inc. ....................................         147,312
                                                                    ------------
                                                                         278,648

HEALTH CARE SERVICE (0.36%)
      5,153    Boston Scientific* ..............................          94,042
      3,611    Cardinal Health, Inc. ...........................         148,954
      8,579    Columbia/HCA Hthcare ............................         165,682
      4,299    Healthsouth Corp.* ..............................          20,958
      2,081    United Healthcare Corp. .........................         106,391
                                                                    ------------
                                                                         536,027

               Total Consumer Non-Durable ......................      29,171,122
                                                                    ------------

BANKING & FINANCIAL SERVICE (11.95%)
BANK & BANK HOLDING COS. (5.98%)
      4,905    AMSouth Bancorp .................................          71,123
     15,012    Banc One Corp. ..................................         387,497
     22,369    Bank of America Corp. ...........................       1,030,372
     10,143    Bank of New York ................................         337,889
      4,520    BB&T Corp. ......................................         106,220
     10,639    Chase Manhattan Corp. ...........................         847,130
     41,910    Citigroup Inc. ..................................       2,166,223
      1,958    Comerica ........................................          72,324
      3,257    Fifth Third Bancorp .............................         169,568
      4,487    First Security Corp. ............................         104,042
     12,363    First Union Corp. ...............................         364,709
     11,573    Firstar Corp (New) ..............................         206,144
     11,597    Fleet Boston Grp., Inc. .........................         316,018
      2,667    Huntington Bancshares ...........................          55,674
      6,614    Mellon Bank .....................................         199,247
      2,305    Morgan, J.P. & Co., Inc. ........................         255,855
      2,425    Northern Trust ..................................         137,013
      1,321    Old Kent Financial Corp. ........................    $     34,594
      1,014    Pinnacle West ...................................          28,012
      4,127    PNC Financial Corp. .............................         159,663
      2,163    Regions Financial Corp. .........................          43,801
      2,219    SouthTrust Corp. ................................          50,898
      2,162    State Street Corp. ..............................         157,556
      1,876    Summit Bancorp ..................................          44,907
      4,241    Sun Trust Banks, Inc. ...........................         215,496
      2,982    Synovus Financial Corp. .........................          48,830
      9,603    U.S. Bancorp ....................................         175,855
      2,474    Wachovia Corp. ..................................         141,482
      7,660    Washington Mutual ...............................         169,478
     21,508    Wells Fargo & Co. ...............................         711,108
                                                                    ------------
                                                                       8,808,728

SAVINGS & LOAN (0.29%)
      9,132    Fed Home Loan Mtg Corp. .........................         381,261
      1,663    Golden West Financial ...........................          47,396
                                                                    ------------
                                                                         428,657

FINANCE COMPANY (1.20%)
      5,602    American Express Co. ............................         751,718
      2,164    Capital One Fin. Corp. ..........................          79,662
      6,156    Household Int'l .................................         196,607
      1,221    Lehman Brothers Holding .........................          88,523
      4,414    Merrill Lynch ...................................         452,435
      8,284    National City Corp. .............................         159,467
      1,420    Union Planters Corp .............................          38,873
                                                                    ------------
                                                                       1,767,285

INVESTMENT COMPANY (0.04%)
      1,422    Bear Stearns Co, Inc. ...........................          55,814
                                                                    ------------

INSURANCE (2.52%)
      1,855    Aetna Life & Cas. Co. ...........................          76,287
      3,093    Aflac Corp. .....................................         113,088
     11,367    Allstate Corp. ..................................         221,657
      3,151    American General Corp. ..........................         164,443
     19,656    American Intl. Group ............................       1,738,328
      2,764    AON Corporation .................................          57,871
      2,611    Chubb Group .....................................         128,429
      2,808    Cigna Corp. .....................................         207,266
      1,666    Cinci. Financial Corp. ..........................          49,772
      2,904    Hartford Fin. Services ..........................          90,750
      1,036    Jefferson Pilot .................................          53,937
      5,798    Keycorp New .....................................          98,204
      2,017    Lincoln National Corp. ..........................          56,098
      3,319    Marsh & McClennan Co. ...........................         256,808
      1,041    MBIA, Inc. ......................................          39,948
      1,327    MGIC Investment .................................          49,597
        894    Progressive Corp. ...............................          53,193
      1,858    Providian Corp. .................................         120,422
      1,531    Safeco Corp. ....................................          32,151
      2,263    St. Paul Co. ....................................          50,635
      1,373    Torchmark Corp. .................................          27,203
      2,471    UNUM Provident Corp. ............................          33,050
                                                                    ------------
                                                                       3,719,137

FINANCIAL SERVICES (1.92%)
      9,033    Assoc. First Capital Corp. ......................         179,531
      9,928    Charles Schwab Corp. ............................         415,115
      4,122    Conseco, Inc. ...................................          60,284

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        984    Countrywide Credit, Inc. ........................    $     24,539
     12,755    Fannie Mae ......................................         676,015
      2,755    Franklin Resources ..............................          74,902
      9,783    MBNA Corp. ......................................         222,563
     14,181    Morgan Stanley Dean Witter & Co. ................         998,874
      1,738    Paine Webber ....................................          66,479
      1,861    SLM Holding Corp. ...............................          58,273
      1,459    T. Rowe Price Assoc .............................          48,056
                                                                    ------------
                                                                       2,824,631

               Total Banking & Financial Services ..............      17,604,252
                                                                    ------------

UTILITY (9.05%)
ELECTRIC (0.53%)
      1,519    Ameren Corp.* ...................................          45,570
      1,534    Cinenrgy Corp. ..................................          32,789
      1,317    CMS Energy Corp. ................................          22,060
      2,663    Consolidated Edison .............................          73,399
      4,697    Duke Power ......................................         227,805
      4,161    Edison Intl .....................................         109,486
      1,207    Florida Progres Corp. ...........................          51,448
      1,500    GPU, Inc. .......................................          37,313
      1,222    New Century Energies Inc. .......................          33,070
        336    Peoples Energy Corp. ............................           9,723
      1,545    PP & L Resources Inc. ...........................          31,093
      3,244    Texas Utilities .................................         105,836
                                                                    ------------
                                                                         779,592

GAS (0.00%)
        272    Oneok Inc. ......................................           6,171
                                                                    ------------

TELEPHONE (7.08%)
      3,768    Alltell Corp. ...................................         218,544
     39,419    AT&T Corp. ......................................       1,948,776
     20,000    Bell Atlantic Corp. .............................         978,750
     23,580    Bell South Corp. ................................         960,885
      1,716    Centurytel, Inc. ................................          57,701
     12,531    GTE Corp. .......................................         739,329
     35,016    MCI Worldcom Inc. ...............................       1,562,589
      7,874    Media One Group* ................................         618,109
      1,097    NCR Corp. .......................................          41,617
     42,493    SBC Comm., Inc. .................................       1,614,734
     11,140    Sprint Corp. ....................................         679,540
     10,340    Sprint PCS Group ................................         535,095
      6,455    US West, Inc. ...................................         468,794
                                                                    ------------
                                                                      10,424,463

ENERGY (1.29%)
      2,156    American Elect. Pwr. Co. ........................          60,638
      1,471    Carolina Power & Light ..........................          43,762
      2,045    Central & S/W Corp. .............................          34,382
      2,456    Coastal Corp. ...................................         103,306
        802    Columbia Energy Group ...........................          47,318
      1,431    Consolidated Natural Gas ........................          42,572
        627    Dominion Resources ..............................          23,003
      1,456    DTE Energy Co. ..................................          43,953
        207    Eastern Enterprises .............................          11,980
      8,224    Enron ...........................................         567,456
      2,229    Entergy Corp. New ...............................          45,137
      3,155    First Energy Corp.* .............................          58,959
      2,341    FPL Group, Inc. .................................          90,421
      1,549    Niagara Mohawk Power* ...........................    $     18,201
        477    Nicor ...........................................          14,489
      1,996    Northern States Power ...........................          35,055
      2,118    PECO Energy Co. .................................          79,028
      5,378    PG & E Corp. ....................................         110,921
      2,341    Public Services Enter ...........................          67,889
      3,690    Reliant Energy Inc. .............................          75,876
      2,955    Sempra Energy ...................................          53,190
      8,800    Southern Co. ....................................         195,250
      2,090    Unicom Corp. ....................................          79,028
                                                                    ------------
                                                                       1,901,814

MISCELLANEOUS (0.15%)
      5,303    Williams Co. ....................................         221,732
                                                                    ------------

               Total Utilities .................................      13,333,772
                                                                    ------------

SERVICE (0.75%)
BUSINESS (0.31%)
      7,731    Automatic Data Processing .......................         336,782
      1,642    Dun & Bradstreet Corp. ..........................          43,000
      1,343    Equifax .........................................          28,455
        999    H & R Block .....................................          43,831
                                                                    ------------
                                                                         452,068

CONSUMER (0.31%)
     10,538    Cendant Corp. ...................................         187,708
      5,827    First Data ......................................         262,215
      3,275    Service Corp. Intl ..............................          12,077
                                                                    ------------
                                                                         462,000

ENVIRONMENTAL SERVICES (0.08%)
      7,461    Waste Management Srvcs ..........................         111,915
                                                                    ------------

MISCELLANEOUS (0.05%)
      2,482    Quitiles Transnational Corp. ....................          73,684
                                                                    ------------

               Total Service ...................................       1,099,667
                                                                    ------------

TRANSPORTATION (0.80%)
AIR TRANSPORTATION (0.27%)
      2,229    AMR Corp.* ......................................         117,858
      1,674    Delta Airlines ..................................          76,376
      2,941    FDX Corp.* ......................................         102,751
      4,761    Southwest Airlines Co. ..........................          87,781
        762    US Airways Group, Inc.* .........................          14,240
                                                                    ------------
                                                                         399,006

RAILROAD (0.42%)
      5,996    Burlington No./Santa Fe .........................         118,046
      7,985    Conoco Inc. Class B .............................         157,205
      2,450    CSX Corp. .......................................          54,359
      1,312    Kansas City Southern Inds .......................         103,320
      4,834    Norfolk Southern Co. ............................          65,561
      3,261    Union Pacific Corp. .............................         123,918
                                                                    ------------
                                                                         622,409

TRUCKING (0.02%)
        634    Navistar Intl.* .................................          20,764
        775    Ryder System ....................................          14,434
                                                                    ------------
                                                                          35,198

MISCELLANEOUS (0.09%)
      1,853    Harley Davidson .................................         126,236
                                                                    ------------

               Total Transportation ............................       1,182,849
                                                                    ------------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
MANUFACTURING (6.28%)
CONSUMER DURABLE (0.22%)
        759    Eastman Chemical Co. ............................    $     27,277
      4,179    Eastman Kodak ...................................         239,509
      2,498    Leggett & Platt .................................          41,998
        445    Polaroid Corp. ..................................          11,153
                                                                    ------------
                                                                         319,937

BUILDING & HOUSING (0.02%)
        560    Centex Corp. ....................................          11,025
        532    Crane Co. .......................................          10,574
        388    Kaufman & Broad Corp. ...........................           7,421
        464    Pulte Corp. .....................................           7,801
                                                                    ------------
                                                                          36,821

CHEMICAL (1.26%)
      2,491    Air Prods. & Chem., Inc. ........................          64,143
      2,971    Dow Chemical ....................................         322,354
     12,996    Dupont De Nemours & Co. .........................         656,298
      1,251    Ecolab, Inc. ....................................          35,341
        608    Great Lakes Chemical ............................          17,670
      1,037    Hercules ........................................          17,111
        916    Millipore .......................................          48,949
      7,731    Monsanto Co. ....................................         300,059
      2,255    PPG Industries ..................................         111,341
      1,510    Praxair, Inc. ...................................          50,963
      2,627    Rohm & Haas Co. .................................         106,065
      1,667    Sherwin Williams ................................          31,881
        962    Sigma-Aldrich Corp. .............................          22,848
      1,265    Union Carbide Corp. .............................          67,915
        842    W.R. Grace & Co. ................................           8,473
                                                                    ------------
                                                                       1,861,411

DIVERSIFIED (0.47%)
      3,573    Corning Corp. ...................................         671,724
        331    FMC Corp. .......................................          15,991
        451    National Service Inds ...........................           9,246
                                                                    ------------
                                                                         696,961

PAPER & FOREST PRODUCTS (0.68%)
        478    Boise Cascade ...................................          14,250
        927    Champion Intl ...................................          47,972
      2,148    Fort James Corp. ................................          40,409
      2,073    Georgia Pacific Co. .............................          71,907
      4,988    International Paper .............................         183,621
      6,676    Kimberly Clark ..................................         345,066
      1,047    Louisiana-Pacific Co. ...........................          12,368
      1,004    Mead Corp. ......................................          30,057
      1,923    PACTIV ..........................................          15,985
        279    Potlatch Corp. ..................................          10,602
        536    Temple Inland ...................................          27,403
        981    Westvaco Corp. ..................................          27,039
      2,767    Weyerhaeuser Co. ................................         141,982
      1,073    Willamette Inds .................................          36,415
                                                                    ------------
                                                                       1,005,076

METAL & MINERAL (0.07%)
      1,085    Allegheny Teledyne, Inc. ........................          18,377
      1,721    Bethlehem Steel* ................................           9,788
        848    Nucor Corp. .....................................          42,135
        819    USX-US Steel ....................................          17,916
        880    Worthington Inds., Inc. .........................          11,660
                                                                    ------------
                                                                          99,876

CONTAINER (0.08%)
        291    Ball Corp. ......................................    $      7,839
        513    Bemis Co. .......................................          15,261
      1,233    Crown Cork & Seal ...............................          17,262
      1,402    Owens-Illinois, Inc.* ...........................          19,365
      1,316    Sealed Air Corp. ................................          65,389
                                                                    ------------
                                                                         125,116

COMPUTER (2.42%)
      1,303    Adaptec, Inc. ...................................          53,423
      1,980    Citrix Systems, Inc. ............................         208,766
      1,036    Comverse Tech ...................................         203,963
     31,837    Dell Computer* ..................................       1,299,348
     12,878    EMC Corp.* ......................................       1,532,482
      3,920    Gateway 2000, Inc.* .............................         269,500
                                                                    ------------
                                                                       3,567,482

NON FERROUS METAL (0.36%)
      2,181    Alcan Aluminum Ltd. .............................          71,973
      4,080    Aluminum Co. of Amer ............................         279,480
      1,377    Englehard Corp. .................................          18,762
      1,659    Inco Ltd. .......................................          29,033
      1,578    Newmont Mining Co. ..............................          34,913
        935    Phelps Dodge ....................................          44,062
        704    Reynolds Metals .................................          44,704
                                                                    ------------
                                                                         522,927

GOLD AND PRECIOUS METAL (0.10%)
      4,281    Barrick Gold Corp. ..............................          69,834
      2,235    Freeport McMoran Corp. Cl B .....................          30,731
      1,533    Homestake Mining Co. ............................           9,965
      4,418    Placer Dome, Inc. ...............................          38,658
                                                                    ------------
                                                                         149,188

MISCELLANEOUS (0.59%)
      4,762    Applied Materials, Inc.* ........................         871,148
                                                                    ------------

               Total Manufacturing .............................       9,255,943
                                                                    ------------

TECHNOLOGY (30.75%)
OFFICE EQUIPMENT (0.21%)
      1,281    IKON Office Soution .............................           8,967
      1,513    Lexmark Int'l. Group ............................         180,425
      3,406    Novell* .........................................         112,611
                                                                    ------------
                                                                         302,003

ELECTRONIC (8.27%)
     12,617    Hewlett-Packard Co. .............................       1,696,987
     41,213    Intel Corp. .....................................       4,657,069
      1,982    KLA-Tencor Corp.* ...............................         154,472
      9,010    Motorola, Inc. ..................................       1,536,205
      1,773    National Semiconductor* .........................         133,197
     17,008    Nortel Networks Corp. ...........................       1,896,392
      1,728    PE Corp. PE Biosystems ..........................         182,304
        457    Perkin-Elmer Corp. ..............................          29,534
      3,096    Solectron Corp. .................................         202,788
        723    Tektronix, Inc. .................................          41,934
      9,838    Texas Instruments ...............................       1,638,027
        658    Thomas & Betts Co. ..............................          14,764
                                                                    ------------
                                                                      12,183,673

BIO-TECHNOLOGY (4.41%)
     13,671    Amgen* ..........................................         932,191

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
      1,802    Biogen, Inc. ....................................    $    194,503
     40,482    Cisco Systems Inc. ..............................       5,351,214
      1,688    Silicon Graphics Inc. ...........................          16,564
                                                                    ------------
                                                                       6,494,472

SOFTWARE (4.68%)
      1,333    Adobe Systems, Inc. .............................         135,966
      2,845    BMC Software, Inc. ..............................         130,870
      4,651    Compuware Corp. .................................         102,903
      5,675    EDS Corp. .......................................         367,456
     63,619    Microsoft Corp. .................................       5,685,948
      1,751    Network Appliance, Inc. .........................         330,501
      2,672    Parametric Tech Co.* ............................          80,995
      3,108    Peoplesoft Inc. .................................          64,297
                                                                    ------------
                                                                       6,898,936

BUSINESS-MACHINES & SOFTWARE (6.52%)
     27,609    America Online Inc. .............................       1,628,931
      1,942    Apple Computer, Inc.* ...........................         222,602
     21,579    Compaq Computers ................................         536,778
     22,510    IBM .............................................       2,296,020
     35,775    Oracle Systems* .................................       2,656,294
      3,528    Pitney Bowes Systems ............................         174,636
     19,057    Sun Microsystems* ...............................       1,815,179
      2,923    Unisys Corp.* ...................................          87,507
      8,411    Xerox Corp. .....................................         182,414
                                                                    ------------
                                                                       9,600,361

BUSINESS SERVICE (0.69%)
        227    Shared Medical Systems ..........................           8,839
      6,332    Yahoo!, Inc. ....................................       1,011,141
                                                                    ------------
                                                                       1,019,980

SEMI CONDUCTOR (0.55%)
      1,319    Advanced Micro Devices* .........................          51,606
      2,940    LSI Logic Corp.* ................................         188,344
      2,762    Micron Technology, Inc.* ........................         270,849
      3,722    Xilink, Inc. ....................................         296,830
                                                                    ------------
                                                                         807,629

TELECOMMUNICATIONS (3.41%)
      3,742    ADC Communications ..............................         167,922
        863    Andrew Corp. ....................................          21,359
      1,502    Ascend Comms* ...................................          73,598
      9,574    Cabletron Systems* ..............................         446,388
     38,245    Lucent Technologies .............................       2,275,578
      4,161    Nextel Comms* ...................................         569,017
      8,106    Qualcom, Inc. ...................................       1,154,598
        749    Scientific-Atlanta, Inc. ........................          76,913
      4,886    Tellabs, Inc.* ..................................         234,528
                                                                    ------------
                                                                       5,019,901

AEROSPACE AIRCRAFT (1.28%)
     12,876    Boeing ..........................................         474,803
      2,498    Conexant Systems, Inc. ..........................         245,429
      2,503    General Dynamics Corp. ..........................         108,255
     10,411    Honeywell Int'l., Inc. ..........................         501,029
      2,312    Rockwell Intl. Corp. ............................         104,618
      2,130    Textron, Inc. ...................................         129,930
      6,223    United Technologies Corp. .......................         316,984
                                                                    ------------
                                                                       1,881,048

TELECOM EQUIPMENT (0.13%)
      5,032    Lockheed Martin Corp. ...........................          87,746
        670    Northrop Grumman Corp. ..........................          30,443
      3,942    Raytheon-Class B ................................          72,927
                                                                    ------------
                                                                         191,116

MISCELLANEOUS (0.60%)
      4,378    3 Com Corp.* ....................................    $    429,044
      2,109    Analog Devices ..................................         331,113
      2,610    Seagate technology, Inc. ........................         130,174
                                                                    ------------
                                                                         890,331

               Total Technology ................................      45,289,450
                                                                    ------------

ENERGY (5.33%)
OIL & GAS - 0DOMESTIC (0.61%)
        972    Amerada Hess Corp. ..............................          49,147
      1,129    Anadarko Petroleum Corp. ........................          34,717
        855    Apache Corp. ....................................          31,208
        723    Ashland, Inc. ...................................          22,503
      4,126    Atlantic Richfield ..............................         292,946
      1,767    Burlington Resources, Inc. ......................          48,813
      2,803    El Paso Energy Corp. ............................         103,886
        860    Kerr McGee Co. ..................................          38,485
      3,456    Phillips Petroleum Co. ..........................         132,192
      1,001    Sunoco Inc. .....................................          24,712
      1,945    Tosco Corp. .....................................          52,029
      2,795    Unocal Corp. ....................................          74,766
                                                                    ------------
                                                                         905,404

OIL & GAS INTERNATIONAL (3.91%)
      8,523    Chevron Corp. ...................................         636,562
     43,682    Exxon Corp. .....................................       3,289,801
     26,935    Royal Dutch Pet.-ADR ............................       1,414,088
      7,426    Texaco ..........................................         352,271
      3,304    USX-Marathon ....................................          71,449
                                                                    ------------
                                                                       5,764,171

OIL & GAS SERVICE (0.44%)
        784    Rowan Co., Inc.* ................................          19,698
      6,865    Schlumberger ....................................         507,152
      2,430    Transocean Sedco Forex, Inc. ....................          95,833
      2,418    Union Pac. Resources Grp ........................          21,611
                                                                    ------------
                                                                         644,294

NATURAL GAS (0.02%)
      3,529    RJR Nabisco Corp. ...............................          30,438
                                                                    ------------

ENERGY RAW MATERIAL (0.35%)
      1,994    AES Corp. .......................................         167,122
      3,144    Baker Hughes, Inc. ..............................          81,351
      5,494    Halliburton Co. .................................         209,802
        540    McDermott Intl ..................................           5,063
      3,601    Occidental Petroleum ............................          57,841
                                                                    ------------
                                                                         521,179

               Total Energy ....................................       7,865,486
                                                                    ------------

               Total Common Stocks (Cost $87,612,517) ..........     142,422,927
                                                                    ------------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par
    Value                                                             Value
    -----                                                             -----
SHORT-TERM INVESTMENTS (5.49%)
               UNITED STATES TREASURY BILLS
$ 4,500,000    4.900% 03/16/00 (b) .............................    $  4,490,297
    195,242    FIRSTAR INSTITUTIONAL MONEY MARKET FUND .........         195,242
                                                                    ------------
               Total Short-Term Investments (Cost $4,685,539) ..       4,685,539
                                                                    ------------

               Total Investments (Cost $92,298,056) (99.87%) ...     147,108,466

               Other Net Assets (0.13%) ........................         187,570
                                                                    ------------

               Net Assets (100.00%) ............................    $147,296,036
                                                                    ============
-----------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $92,298,056. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

     Unrealized appreciation ................................     $  63,394,706
     Unrealized depreciation ................................        (8,584,296)
                                                                  -------------
        Net unrealized appreciation .........................     $  54,810,410
                                                                  -------------

(b) At February 29, 2000, certain United States Treasury Bills with a market value of $1,995,360 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2000 (Contracts-$250 times premium/ delivery month/commitment)

                                                                    Unrealized
                                                                   Depreciation
                                                                   ------------
             S&P 500 Stock Index:
              15/March 00/Long ................................    $   (168,185)
                                                                   ============

                 See accompanying notes to financial statements

                              S&P MIDCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCKS (90.55%)
CAPITAL GOODS (2.84%)
PRODUCTION (0.09%)
      1,300    Tecumseh Prod. Co. Cl. A ........................    $     56,063
                                                                    ------------

MACHINERY-AGRICULT & CONSTRUCTION (0.07%)
      3,929    AGCO Corp. ......................................          43,219
                                                                    ------------

MACHINERY-INDUSTRIAL (0.35%)
      1,668    Albany Intl. Corp. Cl A .........................          24,186
      1,500    Borg-Warner Automotive ..........................          48,000
      2,636    Flowserve Corp. .................................          30,314
      2,000    Modine Manufacturing Co. ........................          45,625
      2,200    Stewart & Stevenson Svcs ........................          21,588
      2,700    York Intl. Corp. New Com ........................          48,938
                                                                    ------------
                                                                         218,651
POLLUTION CONTROL (0.12%)
      3,400    Donaldson Co. Inc. ..............................          77,350
                                                                    ------------

ENGINEERING & CONSTRUCTION (0.12%)
      1,700    Jacobs Engineering Group* .......................          47,706
      1,800    Structural Dyn. Research* .......................          25,650
                                                                    ------------
                                                                          73,356

ELECTRICAL EQUIPMENT (1.39%)
      2,100    Ametek, Inc. ....................................          35,569
      4,300    Cirrus Logic, Inc.* .............................          89,494
      4,430    Hubbell, Inc. Cl. B .............................         107,704
      4,600    Integrated Device Tech.* ........................         169,625
      5,700    IPALCO ..........................................          96,544
      4,215    Mark IV Industries, Inc. ........................          84,300
      2,900    UCAR Intl.* .....................................          44,225
      5,575    Vishay Intertech., Inc.* ........................         239,725
                                                                    ------------
                                                                         867,186

TRANSPORTATION EQUIPMENT (0.48%)
      2,700    Federal Signal ..................................          40,331
      1,850    SPX Corp. .......................................         161,066
      2,500    Trinity Industries ..............................          55,313
      3,200    WI Central Transport* ...........................          39,600
                                                                    ------------
                                                                         296,310

CONGLOMERATE (0.22%)
      2,000    Rayonier, Inc. ..................................          79,500
      2,040    Newport News Shipbuilding, Inc. .................          57,758
                                                                    ------------
                                                                         137,258

               Total Capital Goods .............................       1,769,393
                                                                    ------------

CONSUMER CYCLICAL (4.09%)
HOUSING (0.13%)
      9,701    Clayton Homes, Inc. .............................          78,821
                                                                    ------------

BUILDING MATERIAL (0.65%)
      4,400    BJ'S Wholesale Club* ............................         136,400
      2,900    Martin Marietta Materials .......................         102,950
      3,200    USG Corp. .......................................         104,000
      3,736    VISX, Inc. ......................................          63,279
                                                                    ------------
                                                                         406,629

AUTO & TRUCK (0.19%)
      2,300    Teleflex, Inc. ..................................          64,975
      2,400    Webster Financial Corp. .........................          50,700
                                                                    ------------
                                                                         115,675

AUTO PARTS (0.25%)
      1,200    Arvin Inds., Inc. ...............................    $     22,050
      4,100    Lear Corp.* .....................................          86,613
      2,000    Superior Industries .............................          47,750
                                                                    ------------
                                                                         156,413

TIRE & RUBBER (0.16%)
      1,400    Bandag Inc. .....................................          32,900
      2,000    Carlisle Cos., Inc. .............................          66,250
                                                                    ------------
                                                                          99,150

HOUSEHOLD PRODUCTS (0.29%)
      3,200    Furniture Brands Intl. Inc. .....................          51,400
      4,234    William Sonoma, Inc. ............................         130,989
                                                                    ------------
                                                                         182,389

TEXTILE & APPAREL (0.53%)
      3,400    Burlington Inds., Inc.* .........................           9,563
      3,731    Mohawk Inds .....................................          82,782
      7,800    Shaw Industries, Inc. ...........................          98,963
      3,900    UNIFI, Inc. .....................................          37,294
      3,500    Warnaco Group CL-A ..............................          38,063
      3,700    Westpoint Stevens, Inc.* ........................          61,513
                                                                    ------------
                                                                         328,178

RETAIL-GENERAL (1.89%)
      6,800    Abercrombie & Fitch .............................          99,875
      4,300    Barnes & Noble, Inc.* ...........................          74,175
      4,600    Callaway Golf Co. ...............................          55,200
      3,250    Claire's Stores, Inc. ...........................          56,672
      5,913    CompUSA* ........................................          59,130
      3,700    Dollar Tree Stores Inc. .........................         143,606
     11,300    Family Dollar Stores ............................         196,338
      2,500    Fastenal Co. ....................................         110,469
      3,000    Heilig-Myers Co. ................................           9,750
      2,234    Payless Shoesource* .............................          88,243
      4,480    Tiffany & Co. ...................................         287,560
                                                                    ------------
                                                                       1,181,018

               Total Consumer Cyclical .........................       2,548,273
                                                                    ------------

CONSUMER NON-DURABLE (19.78%)
HEALTHCARE (1.60%)
      3,300    Appria Healthcare Group* ........................          47,025
      6,900    Beverly Enterprises, Inc.* ......................          18,113
      3,700    Covance, Inc.* ..................................          52,725
      3,100    Dentsply Intl., Inc. ............................          79,438
      2,200    Millinium Pharmeceuticals .......................         572,275
      8,000    Mylan Laboratories ..............................         184,000
      4,700    Quorum HG, Inc.* ................................          41,859
                                                                    ------------
                                                                         995,435

CONSUMER PRODUCTS (0.22%)
      3,633    A.C. Nielson Corp.* .............................          61,534
      2,631    Lancaster Colony Corp. ..........................          78,272
                                                                    ------------
                                                                         139,806

FOOD BEVERAGE & TOBACCO (2.33%)
      2,200    Bob Evans Farms .................................          29,838
      2,300    Dean Foods Co. ..................................          62,388
      4,000    Dole Food Co. ...................................          61,500
      1,600    Dreyer Grand Ice Cream ..........................          29,100
      6,175    Flowers Inds., Inc. .............................          79,889
      9,800    Hormel Foods Corp. ..............................         163,538

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
      1,100    Int'l. Multifoods, Inc. .........................    $     12,031
      4,822    Interstate Bakeries Corp. .......................          55,152
      1,700    Lance, Inc. .....................................          17,425
      4,660    McCormick & Co. .................................         127,568
      3,900    NSTAR- W/I ......................................         159,656
      1,600    Smucker (J.M.) Co. Cl. A ........................          27,400
     11,000    Starbucks Corp.* ................................         386,375
     14,050    Tyson Foods, Inc. Cl. A .........................         144,891
      2,300    Universal Corp. .................................          37,663
      2,900    Universal Foods Corp. ...........................          52,381
      2,862    Vlasic Foods Int'l., Inc. .......................           8,049
                                                                    ------------
                                                                       1,454,844

RETAIL-FOOD & DRUGS (0.34%)
      2,554    Hannaford Brothers Co. ..........................         181,973
      2,400    Ruddick Corp. ...................................          32,250
                                                                    ------------
                                                                         214,223

COMMUNICATIONS & MEDIA (2.91%)
      8,000    Belo (A.H.) Corp. Sr. A .........................         103,000
      4,200    Harte Hanks, Inc. ...............................          91,613
      3,100    Hispanic Broadcasting Corp. .....................         289,656
      1,900    L-3 Communications Holdings .....................          80,869
      6,250    Univision Communications, Inc. ..................         636,719
      3,528    Valassis Communications .........................          97,682
        617    Washington Post, Class B ........................         300,942
      3,255    Westwood One, Inc. ..............................         217,475
                                                                    ------------
                                                                       1,817,956

ENTERTAINMENT & LEISURE (0.83%)
      2,159    Chris Craft Industries* .........................         142,089
      2,778    Gtech Holdings Corp.* ...........................          55,560
      3,100    Int'l Speedway Corp. ............................         137,175
      6,300    Mandalay Resorts Co. ............................          88,594
      4,800    Premier Parks, Inc. .............................          97,200
                                                                    ------------
                                                                         520,618

APPAREL (0.78%)
      2,700    American Eagle Outfitters .......................          68,850
      7,402    Jones Apparel Group* ............................         167,470
      1,800    Lands End * .....................................          59,738
      5,976    Ross Store, Inc. ................................          86,652
      8,766    Saks Holding, Inc.* .............................         100,809
                                                                    ------------
                                                                         483,519

DRUGS (2.17%)
      8,124    Bergen Brusswig CL A ............................          40,112
      2,400    Carter-Wallace Inc. .............................          43,350
      5,300    Forest Labs CL A* ...............................         362,056
      2,400    Gilead Services, Inc. ...........................         183,600
      4,555    ICN Pharmeceuticals .............................          90,531
     11,700    IVAX Corp.* .....................................         266,175
      3,600    Sepracor Inc. ...................................         364,950
                                                                    ------------
                                                                       1,350,774

HOSPITAL SUPPLY & SERVICE (2.43%)
      1,500    Acuson Corp.* ...................................          20,063
      3,701    Medimmune, Inc. .................................         734,649
      1,800    Minimed, Inc. ...................................         179,775
      5,250    Omnicare, Inc. ..................................          48,234
      2,836    Pacific Health Systems ..........................         128,861
      4,325    PSS World Medical, Inc.* ........................          27,842
      6,400    Stryker Corp. ...................................         374,400
                                                                    ------------
                                                                       1,513,824

COSMETICS & SOAP (0.06%)
      2,200    Church and Dwight ...............................          37,538
                                                                    ------------

TRAVEL & RECREATION(0.33%)
     18,400    Park Place Entertainment ........................    $    208,150
                                                                    ------------

PRINTING & PUBLISHING (0.82%)
      2,000    Banta Corp. .....................................          36,500
      2,600    Glatfelter (P.H.) Co. ...........................          31,850
      1,600    Houghton Mifflin Co. ............................          63,700
      2,800    Lee Enterprises .................................          58,275
      1,800    Media General, Inc. Cl. A .......................          93,038
      6,700    Readers Digest Assoc ............................         230,313
                                                                    ------------
                                                                         513,676

RESTAURANT (0.52%)
      4,110    Brinker International* ..........................          89,393
      1,800    Buffets, Inc.* ..................................          15,638
      4,000    CBRL Group Inc. .................................          37,000
      2,600    Lone Star Steakhouse* ...........................          23,075
      4,500    Outback Steakhouse, Inc.* .......................         117,563
      1,700    Papa Johns Int'l., Inc. .........................          40,800
                                                                    ------------
                                                                         323,469

BUSINESS SERVICE (2.62%)
      6,400    Cintas Group ....................................         255,600
      9,200    Comdisco ........................................         353,625
     11,850    Concord EFS Inc. ................................         231,816
      4,354    Devrey, Inc. ....................................          78,644
      6,100    Dial Corp. ......................................          87,688
      6,800    Modis Prof. Services ............................         107,100
      2,600    Navigant Consulting Co. .........................          25,025
      3,500    Noble Affiliates ................................          78,750
      2,959    Pittston Brink's Group ..........................          52,892
      6,328    Sungard D.S., Inc.* .............................         189,840
      6,000    Viad Corp. ......................................         140,625
      3,000    Wallace Comp. Services ..........................          31,313
                                                                    ------------
                                                                       1,632,918

OFFICE PRODUCTS (0.41%)
      3,400    Hon Inds ........................................          62,688
      5,600    Miller (Herman), Inc. ...........................         114,800
      8,000    Office Max, Inc.* ...............................          56,500
      1,600    Standard Register Co. ...........................          21,800
                                                                    ------------
                                                                         255,788

HEALTHCARE SERVICE (1.35%)
      2,546    Express Scripts, Inc. ...........................         117,275
      4,000    First Health Group Corp.* .......................          96,500
      7,900    Foundation H.S.-A* ..............................          65,669
     15,550    Health Mgmt. Assoc. Cl.A.* ......................         167,163
      3,598    Lincare Holdings Inc.* ..........................          84,328
      4,114    Steris Corp.* ...................................          39,854
      5,930    Sybron Intl. Corp.* .............................         166,040
      4,943    Total Renal Care Hlds* ..........................          14,829
      2,800    Trigon Healthcare Inc. ..........................          89,425
                                                                    ------------
                                                                         841,083

HEALTH & BEAUTY AIDS (0.06%)
      5,000    Perrigo Co.* ....................................          36,719
                                                                    ------------

               Total Consumer Non-Durable ......................      12,340,340
                                                                    ------------

BANKING & FINANCIAL SERVICES (8.58%)
BANK & BANK HOLDING COS. (3.05%)
      2,460    CCB Financial Corp. .............................          91,328
      2,984    City National Corp. .............................          82,247
      7,200    Compass Bancshares, Inc. ........................         116,550

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
      8,100    First Tennesse Ntl., Corp. ......................    $    139,725
      5,338    First Merit Corp. ...............................          75,733
      3,400    First Virginia Banks, Inc. ......................         107,100
      9,600    Hibernia Bank ...................................          87,000
        317    JSB Finacial ....................................          15,315
      3,200    Keystone Financial Inc. .........................          50,000
      6,380    Marshall and Isley Corp. ........................         293,081
      4,300    Mercantile Bankshares Corp. .....................         108,038
      8,650    North Fork Bancorp ..............................         141,644
      5,400    Pacific Century Financial .......................          82,013
      2,737    Provident Financial Group .......................          76,978
      2,400    West America Bancorp ............................          54,450
      2,300    Wilmington Trust Corp. ..........................         107,956
      5,100    Zions Bancorporation ............................         270,619
                                                                    ------------
                                                                       1,899,777

SAVINGS & LOAN (1.16%)
      3,933    Associated Banc Corp. ...........................          99,554
      3,500    Astoria Financial Corp. .........................          83,344
     12,038    Charter One Fin., Inc. ..........................         189,599
      6,893    Dime Bancorp Inc. ...............................          84,008
      5,800    Greenpoint Fin. Corp. ...........................          92,438
      8,542    Sovereign Bancorp, Inc. .........................          61,930
      5,689    TCF Financial Corp. .............................         112,713
                                                                    ------------
                                                                         723,586

FINANCE COMPANY (0.17%)
      6,400    National Commerce Bancorp .......................         108,800
                                                                    ------------

INVESTMENT COMPANY (0.21%)
      3,392    Legg Mason, Inc. ................................         133,136
                                                                    ------------

INSURANCE (2.07%)
      4,500    AMBAC Financial Group ...........................         197,719
      4,000    American Fin. Group, Inc. .......................          84,000
      3,100    Everest Re Holdings .............................          76,144
      3,800    Finova Group, Inc. ..............................         108,775
      2,600    Horace Mann Educators ...........................          40,300
      2,050    HSB Group, Inc. .................................          50,738
      3,800    Ohio Causualty Corp. ............................          47,025
      8,100    Old Republic ....................................          94,669
      5,000    Oxford Health Plans* ............................          77,188
      3,877    Protective Life Corp. ...........................          85,294
      5,600    Reliastar Financial Corp. .......................         156,450
      3,150    The PMI Group, Inc. .............................         114,384
      4,600    Unitron, Inc. ...................................         156,113
                                                                    ------------
                                                                       1,288,799

FINANCIAL SERVICES (1.92%)
      3,500    Allmerica Financial Corp. .......................         146,125
      3,000    Check Free Holding Corp. ........................         263,813
     16,680    E*Trade .........................................         410,745
      6,287    AG Edwards ......................................         199,219
      6,301    Gartner Group, Inc. Cl B ........................          74,431
      1,800    Investment Tech. Group, Inc. ....................          69,750
      1,500    NCO Group, Inc. .................................          35,063
                                                                    ------------
                                                                       1,199,146

               Total Banking & Financial Services ..............       5,353,244
                                                                    ------------

UTILITY (8.30%)
ELECTRIC (5.73%)
      7,070    Allegheny Power System ..........................         183,378
      4,636    Alliant Energy ..................................    $    130,388
      1,200    Black Hills Corp. ...............................          26,400
      3,400    Calpine Corp. ...................................         311,100
      1,200    Cleco Corporation ...............................          38,400
      1,700    CMP Group Inc. ..................................          48,025
      5,900    Connectiv, Inc.* ................................          84,075
      9,800    DPL Inc. ........................................         210,700
      4,500    DQE, Inc. .......................................         209,250
      7,449    Energy East Corp. ...............................         156,442
      1,700    Hawaiian Electric Inds ..........................          48,981
      2,200    Idacorp Inc. ....................................          70,125
      4,100    Kansas City Power & Light .......................          94,300
      8,100    LG&E Energy Corp. ...............................         179,719
      3,740    Midamerican Energy Co. ..........................         129,498
      3,800    Minnesota Power & Light .........................          58,188
      6,400    Montana Power Co. ...............................         252,000
      3,640    New England Electric Sys ........................         196,560
      7,184    NI Source, Inc. .................................          92,943
      8,400    Northeast Utilities* ............................         158,025
      5,300    OGE Energy Corp. ................................          91,094
      6,933    Potomac Electric Power Co. ......................         140,827
      2,300    Public Ser. Co. N.Mexico ........................          35,363
      5,327    Puget Sound Power & Light .......................         108,205
      3,943    SCANA Corp. .....................................          93,893
      4,874    Sierra Pacific Resources ........................          66,408
      8,000    Teco Energy, Inc. ...............................         144,000
      5,100    Utilicorp United, Inc. ..........................          83,513
      7,400    Wisc. Energy Corp. ..............................         130,888
                                                                    ------------
                                                                       3,572,688

GAS (1.18%)
      3,300    AGL Resources ...................................          56,306
      1,600    Indiana Energy, Inc. ............................          26,100
      8,570    Keyspan Energy Corp. ............................         174,614
      4,900    MCN Energy Group, Inc. ..........................         117,906
      8,410    Noble Drilling Corp.* ...........................         302,760
      2,500    Washington Gas Light Co. ........................          59,688
                                                                    ------------
                                                                         737,374

TELEPHONE (1.39%)
      3,000    Blyth Industries, Inc. ..........................          67,313
     13,100    Broadwing, Inc. .................................         388,906
      3,900    Telephone & Data ................................         411,450
                                                                    ------------
                                                                         867,669

               Total Utility ...................................       5,177,731
                                                                    ------------

SERVICE (3.77%)
DISTRIBUTOR (0.46%)
      2,700    Alexander & Baldwin, Inc. .......................          55,266
      5,700    American W.W., Inc. .............................         114,000
        900    Scholastic Corp.* ...............................          46,631
      3,269    Tech Data Corp. * ...............................          70,896
                                                                    ------------
                                                                         286,793

BUSINESS (2.18%)
      8,200    Convergys Corp. .................................         315,700
      7,050    Fiserv, Inc.* ...................................         192,113
      5,000    Jabil Circuits, Inc. ............................         347,188
      2,200    Kelly Services, Inc. Cl. A ......................          52,938
      5,400    ManPower, Inc. ..................................         176,513
      4,750    Olsten Corp. ....................................          56,703
      5,208    Robert Half Intl.* ..............................         220,038
                                                                    ------------
                                                                       1,361,193

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
CONSUMER (0.38%)
      4,415    Nova Corp/Georgia ...............................    $    101,821
      2,300    Rollins, Inc. ...................................          37,231
      3,800    Sotheby's .......................................          74,813
      5,500    Stewart Enterprises, Inc. .......................          23,375
                                                                    ------------
                                                                         237,240

MISCELLANEOUS (0.75%)
      5,700    Apollo Group Inc. ...............................         130,031
      7,200    Dynegy, Inc. ....................................         337,500
                                                                    ------------
                                                                         467,531

               Total Service ...................................       2,352,757
                                                                    ------------

TRANSPORTATION (1.04%)
AIR TRANSPORTATION (0.22%)
      2,600    Airbourne Freight Corp. .........................          48,100
      1,700    Alaska Airgroup, Inc.* ..........................          45,050
      3,000    Swift Transportation, Inc. ......................          44,438
                                                                    ------------
                                                                         137,588

RAILROAD (0.39%)
      3,100    Gatx Corp. ......................................          96,488
      3,300    Ogden Corp. .....................................          37,538
      8,720    Whitman Corp. ...................................         109,000
                                                                    ------------
                                                                         243,026

TRUCKING (0.21%)
      1,400    Arnold Inds., Inc. ..............................          16,538
      2,700    Consolidated Freightways ........................          86,569
      2,500    Hunt (J.B.)* ....................................          28,750
                                                                    ------------
                                                                         131,857

MISCELLANEOUS (0.22%)
      1,900    Overseas Shipholding Grp ........................          39,544
      5,624    U.S. Foodservice, Inc.* .........................          99,475
                                                                    ------------
                                                                         139,019

               Total Transportation ............................         651,490
                                                                    ------------

MANUFACTURING (7.06%)
CONSUMER DURABLE (0.14%)
      2,200    Suiza Foods Corp. ...............................          86,075
                                                                    ------------

BUILDING & HOUSING (0.19%)
      2,374    Southdown, Inc. .................................         117,810
                                                                    ------------

CHEMICAL (1.74%)
      4,100    Airgas, Inc.* ...................................          28,444
      3,600    Albemarle Corp. .................................          54,225
      4,300    Cabot Corp. .....................................          95,138
      7,778    Crompton & Knowles Corp. ........................          82,641
      2,900    Cytec Inds.* ....................................          70,325
      1,300    Dexter Corp. ....................................          59,963
      5,200    Ethyl Corp. .....................................          16,575
      2,300    Ferro Corp. .....................................          43,413
        800    Fuller (H.B.) Corp. .............................          49,100
      2,400    Georgia Gulf Corp. ..............................          54,600
      7,000    IMC Global, Inc. ................................          94,500
      6,200    Iowa Beef Processing ............................          77,500
      3,600    Lubrizol Corp. ..................................          89,325
      7,000    Lyondell Petrochemical ..........................          59,938
        500    NCH Corp. .......................................          19,813
      5,718    RPM, Inc. Ohio ..................................    $     57,180
      2,400    Schulman (A.), Inc. .............................          31,800
      7,318    Solutia, Inc. ...................................         101,080
                                                                    ------------
                                                                       1,085,560

DIVERSIFIED ( 0.14%)
      1,000    Nordson Corp. ...................................          38,750
      3,200    Olin Corp. ......................................          49,600
                                                                    ------------
                                                                          88,350

CAPITAL GOOD (0.21%)
      3,200    Harsco Corp. ....................................          79,400
      1,600    Kennametal, Inc. ................................          37,200
      1,400    Magnetek, Inc.* .................................          12,075
                                                                    ------------
                                                                         128,675

PAPER & FOREST PRODUCT (1.17%)
      3,600    Bowater, Inc. ...................................         177,075
      1,300    Chesapeake Corp. ................................          28,844
      6,000    Consolidated Papers .............................         227,625
      5,550    Georgia Pacific Co Timber* ......................         122,447
      3,400    Longview Fibre Co. ..............................          46,325
      2,200    Pentair, Inc. ...................................          75,625
      3,742    Wausau Paper Mills Co. ..........................          48,880
                                                                    ------------
                                                                         726,821

MINING AND MINERAL (0.30%)
      3,400    AK Steel Holding Corp. ..........................          28,263
      1,200    Carpenter Technology ............................          26,700
      3,175    Hanna (M.A.) Co. ................................          36,314
        400    Maxxam, Inc.* ...................................          11,750
      1,500    Minerals Technology, Inc. .......................          60,844
      1,600    Oregon Steel Mills, Inc. ........................           6,600
      1,258    Ryerson Tull, Inc. ..............................          16,669
                                                                    ------------
                                                                         187,140

CONTAINER (0.22%)
        600    Cleveland Cliffs Corp. ..........................          14,963
      6,762    Sonoco Products, Inc. ...........................         124,674
                                                                    ------------
                                                                         139,637

COMPUTER (0.89%)
      3,500    CDW Computer Centers ............................         192,063
      4,800    Legato Systems Inc. .............................         171,000
     10,530    Quantum Corp.* ..................................         109,249
      6,548    Storage Tech. Corp.* ............................          83,487
                                                                    ------------
                                                                         555,799

NON-FERROUS METAL (0.07%)
      3,400    Federal Mogul Corp. .............................          46,325
                                                                    ------------

MISCELLANEOUS (1.99%)
      4,400    American Standard Co.* ..........................         153,450
      4,060    Hillenbrand Industries ..........................         123,323
      5,550    International Game Tech .........................          98,859
      1,800    Kaydon Corp. ....................................          41,400
      6,957    Novellus Systems, Inc. ..........................         412,637
      3,800    Waters Corp. ....................................         372,638
      2,200    Wellman, Inc. ...................................          40,975
                                                                    ------------
                                                                       1,243,282

               Total Manufacturing .............................       4,405,474
                                                                    ------------

TECHNOLOGY (30.20%)
OFFICE EQUIPMENT (0.18%)
      4,500    Diebold .........................................         110,250
                                                                    ------------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
ELECTRONIC (3.34%)
      5,574    Arrow Electronics, Inc.* ........................    $    168,614
      2,427    Avnet, Inc. .....................................         162,306
      4,980    Harris Corp. ....................................         158,738
      3,000    Litton Inds.* ...................................          89,813
      3,792    Sanmina Corp. ...................................         443,901
      2,300    Sawtek, Inc. ....................................         110,400
      8,868    SCI Systems Inc.* ...............................         356,937
      4,900    Sensormatic Elect. Corp.* .......................          93,100
      5,250    Symbol Technologies, Inc. .......................         499,406
                                                                    ------------
                                                                       2,083,215

BIOTECHNOLOGY (1.52%)
      1,900    Beckman Coulter, Inc. ...........................          91,438
     11,212    Chiron Corp.* ...................................         560,600
      5,130    Genzyme Corp.* ..................................         294,654
                                                                    ------------
                                                                         946,692

SOFTWARE (11.28%)
     14,340    Cadence Design Sys., Inc.* ......................         285,904
      3,700    Cambridge Tech Partners .........................          55,500
      3,600    Electronic Arts* ................................         360,000
     10,100    Informix Corp.* .................................         161,600
     11,100    Intuit Inc. .....................................         582,750
      5,400    R&R Cl. A .......................................         149,175
     11,000    Siebel Systems Inc. .............................       1,525,563
      5,666    Sterling Commerce, Inc.* ........................         248,242
      4,934    Sterling Software, Inc.* ........................         177,007
      4,900    Sybase, Inc. ....................................         122,806
      2,600    Sykes Corp. .....................................          42,413
      3,000    Symantec Corp.* .................................         214,313
      1,800    Transaction Systems Archit A ....................          81,225
     15,300    Veritas Software Corp. ..........................       3,027,488
                                                                    ------------
                                                                       7,033,986

BUSINESS MACHINES & SOFTWARE (1.79%)
      5,327    Axiom Corp. .....................................         153,817
      4,800    Borders Group* ..................................          59,100
      1,525    Granite Construction, Inc. ......................          38,030
      2,600    Imation Corp.* ..................................          80,438
      7,981    Network Associates, Inc. ........................         242,922
      5,300    Rational Software Corp. .........................         376,963
      4,109    Synopsys, Inc.* .................................         164,103
                                                                    ------------
                                                                       1,115,373

BUSINESS SERVICES (0.27%)
      3,100    Affiliated Computer Services-A ..................          97,650
      2,300    Policy Mgmt. Sys. Corp.* ........................          20,413
      3,200    Sylvan Learning Systems, Inc. ...................          47,600
                                                                    ------------
                                                                         165,663

SEMICONDUCTOR (9.94%)
     12,240    Altera Corp.* ...................................         976,140
     12,800    Atmel Corp.* ....................................         633,600
      6,460    Cypress Semiconductor* ..........................         294,738
      9,800    Linear Technology Corp. .........................       1,028,388
     16,200    Maxim Integrated Prod.* .........................       1,082,363
      4,699    Microchip Tech* .................................         293,425
      4,400    Qlogic Corp. ....................................         686,400
      2,200    Triquint Semiconductor ..........................         261,250
      9,088    Vitesse Semiconductor ...........................         943,448
                                                                    ------------
                                                                       6,199,752

TELECOMMUNICATIONS (0.68%)
      2,600    Adtran, Inc.* ...................................         191,256
      1,444    Comsat Corp. ....................................    $     24,277
      1,800    Polycom* ........................................         209,363
                                                                    ------------
                                                                         424,896

AEROSPACE/AIRCRAFT (0.16%)
      4,306    Meritor Automative, Inc.* .......................          60,284
      1,550    Precision Castparts .............................          40,009
                                                                    ------------
                                                                         100,293

TELECOM EQUIPMENT (0.11%)
      2,100    Cordant Tech., Inc. .............................          67,988
                                                                    ------------

MISCELLANEOUS (0.94%)
     12,200    Amer. Pwr. Conv. Corp.* .........................         414,038
      4,270    Keane, Inc.* ....................................         102,480
      4,200    Mentor Graphics* ................................          71,925
                                                                    ------------
                                                                         588,443

               Total Technology ................................      18,836,551
                                                                    ------------

ENERGY (4.89%)
OIL & GAS-DOMESTIC (1.53%)
      4,290    Devon Energy Corp. ..............................         159,802
      3,140    Helmerich & Payne ...............................          83,603
      3,000    Murphy Oil Corp. ................................         151,875
      2,200    National Fuel Gas Co. ...........................          90,063
     10,319    Ocean Energy, Inc.* .............................         110,284
      3,394    Pennzoil-Quaker State Co. .......................          29,697
      6,200    Pioneer Nat. Resources* .........................          51,522
      5,500    Questar .........................................          76,656
     11,121    Snata Fe Snyder Corp. ...........................          83,407
      5,500    Ultramar D. Shamrock ............................         119,281
                                                                    ------------
                                                                         956,190

OIL & GAS SERVICE (2.81%)
      4,800    BJ Services* ....................................         273,888
      9,000    Ensco Intl., Inc. ...............................         272,250
     11,100    Global Marine, Inc.* ............................         249,056
      1,800    Hanover Compressor Co. ..........................          84,488
      7,706    Nabors Industries* ..............................         276,453
      2,700    Smith International, Inc.* ......................         169,256
      3,900    Tidewater, Inc. .................................         110,409
      4,100    Varco Intl., Inc.* ..............................          45,356
      6,056    Weatherford Int'l ...............................         272,520
                                                                    ------------
                                                                       1,753,676

NATURAL GAS (0.38%)
      4,246    K N Energy, Inc. ................................         118,357
      6,566    RJ Reynolds Tabacco Hldgs .......................         118,188
                                                                    ------------
                                                                         236,545

MISCELLANEOUS (0.17%)
        500    Sequa Corp.* ....................................          18,530
      3,400    Valero Energy Corp. .............................          86,700
                                                                    ------------
                                                                         105,230

               Total Energy ....................................       3,051,641
                                                                    ------------

               Total Common Stock
                 (cost $46,128,317) ............................      56,486,894
                                                                    ------------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

     Par
    Value
    -----
SHORT-TERM INVESTMENTS (2.19%)                                          VALUE
                       UNITED STATES TREASURY BILLS                     -----
$   950,000    4.90% 03/16/00 (b) ..............................    $  4,689,865
    171,855    FIRSTAR INSTITUTIONAL MONEY MARKET FUND .........         588,489
      5,083    FIRSTAR GOVERNMENT MONEY MARKET FUND ............         374,006
                                                                    ------------
               Total Short-Term Investments (Cost $5,652,360) ..       5,652,360
                                                                    ------------

               Total Investments (Cost $51,780,677) (99.94%) ...      62,139,254

               Other Net Assets (0.06%) ........................         238,866
                                                                    ------------

               Net Assets (100.00%) ............................    $ 62,378,120
                                                                    ============

------------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $51,780,677. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................      20,942,793
               Unrealized depreciation ........................     (10,584,216)
                                                                   ------------
               Net unrealized appreciation ....................    $ 10,358,577
                                                                   ============

(b) At February 29, 2000, certain United States Treasury Bills with a market value of $997,680 were pledged to cover margin requirements for futures contracts.

(c)  Futures   contracts   at   February   29,   2000:   (Contracts-$500   times
     premium/delivery month/commitment)

                                                                     Unrealized
                                                                    Appreciation
                                                                    ------------
               S&P MidCap 400 Index:
               25/March 00/Long ................................    $    315,775
                                                                    ============

                 See accompanying notes to financial statements

                             S&P SMALLCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (89.64%)
CAPITAL GOODS (5.71%)
PRODUCTION (0.26%)
        550    Foster Wheeler Corp. ............................    $      3,094
        490    Gardner Denver, Inc. ............................           9,310
        548    Graco, Inc. .....................................          16,543
        340    Republic Group ..................................           3,698
                                                                    ------------
                                                                          32,645

MACHINERY - AGRICULT & CONST (0.29%)
        470    Astec Industries Inc. ...........................          12,514
        469    Lindsay Manufacturing Co. .......................           7,883
      1,200    Masco Tech, Inc. ................................          16,800
                                                                    ------------
                                                                          37,197

MACHINERY-INDUSTRIAL (1.19%)
        623    Applied Industrial Tech .........................          11,292
        697    BMC Industries, Inc. ............................           3,833
      1,000    JLG Industries, Inc. ............................           9,000
        500    Lawson Products .................................          11,250
      1,275    PAXAR Corp.* ....................................          12,670
        356    Robbins & Myers .................................           6,720
        500    Speacialty Equipment Co. ........................           8,688
      1,200    Steel Dynamics, Inc. ............................          18,450
        444    Technitrol ......................................          20,813
      1,076    Vicor Corp.* ....................................          24,479
      1,600    Watts Industries ................................          23,200
                                                                    ------------
                                                                         150,395

POLLUTION CONTROL (0.08%)
        372    Ionics, Inc.* ...................................          10,602
                                                                    ------------

ENGINEERING & CONSTRUCTION (0.52%)
        525    CDI Corp.* ......................................           9,581
        657    Manitowoc Company, Inc. .........................          17,698
      2,803    Morrison Knudson Corp.* .........................          19,271
        600    Polaris Industries, Inc. ........................          18,375
                                                                    ------------
                                                                          64,925

ELECTRICAL EQUIPMENT (3.12%)
        481    Adaptive Broadband Corp. ........................          55,329
        600    Audiovox Corp. ..................................          38,820
        694    Belden, Inc. ....................................          15,702
        320    Benchmark Elec. Inc. ............................          10,120
        770    Cable Design Tech.* .............................          17,806
        788    CTS Corp. .......................................          50,826
        900    Dycom Industries ................................          45,000
        310    Harmon Industries Inc. ..........................           4,340
      1,394    Intl. Rectifier Corp.* ..........................          58,374
        762    Pioneer Standard Elec ...........................          14,002
        453    Plexus Corp.* ...................................          25,580
        800    SLI, Inc. .......................................           9,750
        757    Trimble Navigation Ltd.* ........................          18,168
        750    Varian Medical Systems, Inc. ....................          29,953
                                                                    ------------
                                                                         393,770

TRANSPORTATION EQUIPMENT (0.07%)
        622    Wabash Natl. Corp. ..............................           8,708
                                                                    ------------

CONGLOMERATE (0.14%)
        560    Scott Technolgies Inc. ..........................    $     10,780
        850    Tenneco Automotive, Inc. ........................           6,269
                                                                    ------------
                                                                          17,049

WASTE MANAGEMENT(0.04%)
        400    URS Corp. .......................................           5,450
                                                                    ------------

               Total Capital Goods .............................         720,741
                                                                    ------------

CONSUMER CYCLICAL (6.11%)
OPTICAL PHOTO EQUIPMENT (0.10%)
      1,086    X-Rite, Inc. ....................................          13,032
                                                                    ------------

HOUSING (0.48%)
      1,000    Linens `N Things* ...............................          19,688
        480    MDC Holdings Inc. ...............................           7,290
      1,170    Oakwood Homes Corp. .............................           2,995
        535    The Ryland Group, Inc. ..........................           9,496
        280    Skyline Corp. ...................................           6,020
        887    Toll Bros., Inc.* ...............................          14,746
                                                                    ------------
                                                                          60,235

BUILDING MATERIAL (0.66%)
        520    ABM Industries, Inc. ............................          13,098
        990    Apogee Enterprises, Inc. ........................           4,579
        495    Elcor Corp. .....................................          16,582
        736    Geon Co. ........................................          15,364
      1,012    Justin Industries, Inc. .........................          18,279
        512    Texas Industries, Inc. ..........................          15,360
                                                                    ------------
                                                                          83,262

AUTO & TRUCK (0.47%)
      1,011    Applied Power, Inc. CL A ........................          24,454
        400    Coachmen Industries, Inc. .......................           4,800
        500    Monoco Coach Corp. ..............................           9,000
        705    Reliance Steel & Alum ...........................          13,659
        535    Wynn's International, Inc. ......................           7,122
                                                                    ------------
                                                                          59,035

AUTO PART (1.14%)
        505    A.O. Smith Corp. ................................           8,711
        764    Clarcor, Inc. ...................................          14,850
      1,400    Copart, Inc. ....................................          29,442
      2,086    Gentex Corp.* ...................................          60,950
      1,148    O'Reilly Automotive, Inc.* ......................          16,072
      1,200    Tower Automotive ................................          14,250
                                                                    ------------
                                                                         144,275

MOBILE HOME (0.19%)
        360    Thor Industries Inc. ............................           9,201
        660    Winnebago Industries ............................          14,108
                                                                    ------------
                                                                          23,309

APPLIANCE (0.26%)
      1,451    Fedders Corp. ...................................           7,617
      1,350    Interface, Inc. .................................           6,075
      1,268    Lennox International, Inc. ......................          12,046

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        230    National Presto Industries ......................    $      7,274
                                                                    ------------
                                                                          33,012

HOUSEHOLD PRODUCT (0.39%)
        880    Aptargroup, Inc. ................................          21,065
        500    Department 56, Inc. .............................           7,063
      1,000    Enesco Group, Inc. ..............................           7,250
        300    Salton, Inc. ....................................          14,138
                                                                    ------------
                                                                          49,516

TEXTILE & APPAREL (0.65%)
        711    Brown Group .....................................           7,465
        470    Cascade Natural Gas Corp. .......................           6,786
        532    G & K Services Inc., CL A .......................           9,044
        831    Griffon Corp.* ..................................           6,960
        541    Jo-Ann Stores Inc - CL A ........................           4,869
        663    Kellwood Co. ....................................          11,188
      1,012    Nautica Enterprises, Inc.* ......................          10,686
        530    Oshkosh B Gosh ..................................          10,070
        346    Oxford Industries, Inc. .........................           5,752
        374    Pillowtex Corp. .................................           1,636
        600    Quicksilver, Inc. ...............................           7,725
                                                                    ------------
                                                                          82,181

SHOES (0.66%)
        707    Footstar, Inc.* .................................          17,454
        750    Pacific Sunwear of Cal ..........................          19,078
        794    The Timberland Co.* .............................          34,043
      1,111    Wolverine World Wide, Inc. ......................          12,776
                                                                    ------------
                                                                          83,351

RETAIL - GENERAL (0.93%)
        600    Ames Department Stores ..........................           8,475
        898    Cato Corp New CL A ..............................           8,980
        500    Cost Plus, Inc. .................................           9,280
        565    Discount Auto Parts, Inc.* ......................           6,144
        556    The Dress Barn, Inc.* ...........................           8,062
        816    Michaels Stores, Inc.* ..........................          22,134
      2,545    Pier 1 Imports, Inc. ............................          22,268
        760    Shopko Stores, Inc.* ............................          12,635
      1,116    Stein Mart, Inc.* ...............................           4,810
        439    The Toro Co. ....................................          14,542
                                                                    ------------
                                                                         117,330

LODGING (0.18%)
        975    Marcus Corp. ....................................          10,177
      1,431    Prime Hospitality Corp.* ........................          12,163
                                                                    ------------
                                                                          22,340

               Total Consumer Cyclical .........................         770,878
                                                                    ------------

CONSUMER NON-DURABLE (19.14%)
HEALTH CARE (1.70%)
        733    Bindley Western Inds ............................          12,598
      1,084    Bio-Technology General Corp. ....................          20,833
        400    Cooper Co.* .....................................          10,975
        490    Datascope Corp.* ................................          19,539
        420    Diagnostic Products Corp. .......................           9,660
        710    Immune Response Corp. ...........................    $     11,005
        730    Invacare Corp. ..................................          17,794
        581    Mentor Corp. ....................................          16,122
      1,813    NBTY, Inc.* .....................................          25,490
      1,201    Orthodontic Centers of Am* ......................          20,789
        881    Owens & Minor Hldg Co. ..........................           9,691
        605    Priority Healthcare Corp B ......................          29,040
        475    Vital Signs, Inc. ...............................          11,014
                                                                    ------------
                                                                         214,550

CONSUMER PRODUCT (0.36%)
        485    Harman International ............................          30,040
        646    Russ Berrie & Co., Inc. .........................          11,870
        572    Sola International* .............................           2,860
                                                                    ------------
                                                                          44,770

FOOD, BEVERAGE & TOBACCO (1.98%)
        300    Agribrands International ........................          10,968
        400    American Italian Pasta ..........................           9,124
      1,752    Chiquita Brands Int'l ...........................           7,775
        273    Coca-Coca Bottling ..............................          13,778
        737    Consolidated Products ...........................           7,414
        922    Corn Products Intl.* ............................          21,722
        350    Curative Health Services* .......................           2,100
        866    Dimon, Inc. .....................................           2,111
      1,122    Earthgrains Co. .................................          16,830
      1,103    Fleming Co., Inc. ...............................          17,028
        500    Hain Food Group, Inc. ...........................          18,375
        700    Instituform Tech. CL A ..........................          19,775
        280    J&J Snack Foods .................................           5,163
        500    Nash-Finch Co. ..................................           3,938
        561    Natures Sunshine Prod., Inc. ....................           5,890
        400    Performance Food Group ..........................           9,500
        800    Ralcorp Holdings, Inc.* .........................          11,950
        413    Schweitzer-Mauduit, Inc. ........................           5,627
        936    Smithfield Foods, Inc.* .........................          14,508
        737    Titan Intl., Inc. ...............................           5,435
        820    Triarc Co.* .....................................          15,529
        654    Whole Foods Market, Inc.* .......................          24,832
                                                                    ------------
                                                                         249,372

RETAIL - FOOD AND DRUGS (0.11%)
      1,404    Casey's General Stores ..........................          11,759
        832    The Sports Authority, Inc..* ....................           1,714
                                                                    ------------
                                                                          13,473

COMMUNICATIONS & MEDIA (0.93%)
      1,110    Advo, Inc.* .....................................          30,802
        340    CPI Corp. .......................................           8,373
        253    GC Companies* ...................................           8,586
      1,128    Ha-Lo Industries, Inc.* .........................          11,985
        700    Information Resources ...........................           5,467
      1,500    Valassis Communication* .........................          41,531
        410    Volt Info Sciences, Inc.* .......................          10,865
                                                                    ------------
                                                                         117,609

ENTERTAINMENT & LEISURE (2.45%)
        400    Action Performance Cos., Inc. ...................           3,624

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        300    Anchor Gaming ...................................    $     12,488
      1,243    Aztar Corp.* ....................................          11,809
        430    Carmike Cinemas Inc.* ...........................           3,359
        875    Incyte Pharmaceuticals ..........................         241,115
      1,084    Jack in the Box, Inc. ...........................          21,748
        865    Pinnacle Entertainment, Inc. ....................          14,921
                                                                    ------------
                                                                         309,064

APPAREL (0.87%)
        933    99 Cents Only Stores ............................          23,383
        689    Ann Taylor* .....................................          13,134
        750    Fossil, Inc. ....................................          17,016
        800    Goody's Family Clothing* ........................           5,600
        752    Guilford Mills, Inc. ............................           6,956
        668    Gymboree Corp.* .................................           3,131
      1,673    Hartmax Corp.* ..................................           5,333
        860    Mens Wearhouse, Inc.* ...........................          19,968
      1,141    Phillips Van Heusen Corp. .......................           7,916
      1,396    Stride Rite Corp. ...............................           7,678
                                                                    ------------
                                                                         110,115

DRUGS (4.08%)
        550    Barr Laboratories Inc. ..........................          26,194
        734    Cor Therapeutics, Inc.* .........................          65,785
        582    Cygnus, Inc.* ...................................          10,731
      1,300    Dura Pharmaceuticals, Inc. ......................          18,038
      1,300    IDEC Pharmaceuticals Corp. ......................         183,138
      1,283    Jones Pharmacy, Inc. ............................          92,055
      1,016    Liposome Co., Inc.* .............................          13,653
        700    Medicis Pharmaceutical CL-A .....................          35,306
        751    N. American Vaccine, Inc.* ......................           4,177
        600    Noven Pharmaceuticals ...........................           8,663
        624    Parexel Intl. Corp.* ............................           8,502
        669    Vertex Pharm., Inc.* ............................          48,586
                                                                    ------------
                                                                         514,828

HOSPITAL SUPPLY & SERVICE (1.86%)
        500    ADAC Laboratories* ..............................           6,219
        650    Coherent, Inc.* .................................          68,900
      1,009    eLoyalty Corp. ..................................          30,838
      1,028    Indexx Laboratories, Inc.* ......................          30,390
        851    Patterson Dental Co.* ...........................          30,663
        390    Pediatrix Med. Grp., Inc.* ......................           3,071
      1,035    Renal Care Group, Inc.* .........................          18,177
        400    ResMed Inc. .....................................          29,850
        852    Respironics* ....................................          11,981
        899    Sunrise Medical* ................................           3,877
                                                                    ------------
                                                                         233,966

LIQUOR (0.29%)
        500    Beringer Wine Estates - B .......................          18,031
        387    Canadaigua Wine Co., Inc.* ......................          18,963
                                                                    ------------
                                                                          36,994

PRINTING & PUBLISHING (0.24%)
        900    Fleetwood Enterprises ...........................          13,894
      1,002    Bowne & Co., Inc. ...............................          11,961
        600    Gibson Greetings, Inc.* .........................           4,838
                                                                    ------------
                                                                          30,693

RESTAURANT (1.12%)
        751    Applebee's Intl., Inc. ..........................    $     21,145
      763.5    CEC Entertainment, Inc.* ........................          17,370
        628    Cheesecake Factory ..............................          18,683
      1,285    CKE Restaurants, Inc. ...........................           8,192
        582    IHOP Corp.* .....................................           8,985
        764    Landry's Seafood Rest.* .........................           5,396
        879    Luby's Cafeterias, Inc. .........................           9,175
        500    Michael Foods Inc. ..............................          10,938
      1,004    Ruby Tuesday, Inc. ..............................          17,005
      1,141    Ryan's Family Steak House* ......................          10,911
        572    Sonic Corp.* ....................................          13,871
                                                                    ------------
                                                                         141,671

BUSINESS SERVICE (2.07%)
        652    BISYS Group, Inc.* ..............................          33,619
        524    Catalina Marketing Corp.* .......................          44,606
      1,381    Ciber, Inc.* ....................................          32,108
        670    Harland, John H. Co. ............................          10,343
        883    National Data Corp. .............................          27,373
        550    Prepaid Legal Srvs., Inc.* ......................          15,469
      4,000    Cnyder Communications, Inc. .....................          97,000
                                                                    ------------
                                                                         260,518

OFFICE PRODUCT (0.26%)
        474    New England Bus. Srvc ...........................           8,976
        900    United Stationers, Inc. .........................          24,188
                                                                    ------------
                                                                          33,164

HEALTH CARE SERVICE (0.72%)
        600    Advance Paradigm, Inc. ..........................          14,194
      1,604    Coventry Health Care, Inc.* .....................          13,133
        500    Hanger Orthopedic Group, Inc. ...................           2,406
        726    Magellan Health Srvs., Inc.* ....................           4,265
        735    Sierra Health Srvs., Inc.* ......................           4,502
      1,200    Summit Technology, Inc. .........................           9,000
        820    Universal Hlth Srvs-B* ..........................          31,878
        400    Wesley Jessen VissionCare .......................          11,500
                                                                    ------------
                                                                          90,878

HEALTH & BEAUTY AIDS (0.10%)
        832    Regis Corp. .....................................          12,896
                                                                    ------------

               Total Consumer Non-Durable ......................       2,414,561
                                                                    ------------

BANKING & FINANCIAL SERVICE (8.34%)
BANK & BANK HOLDING CO. (3.75%)
        700    BankNorth Group, Inc. ...........................          13,256
        580    Carolina First Corp. ............................           9,208
        641    Centura Banks, Inc. .............................          21,634
        687    Chemfirst, Inc. .................................          13,397
        700    Chittenden Corp. ................................          17,806
        691    Commerce Bank Corp. .............................          23,235
      1,200    Community First Bankshares ......................          16,800
      1,270    Cullen/Frost Bankers, Inc. ......................          27,305
        756    Firstbank Puerto Rico ...........................          12,852
      1,068    First Midwest Bancorp Inc./IL ...................          26,633

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
      1,108    Hubco, Inc. .....................................    $     22,368
      1,100    MAF Bancorp, Inc. ...............................          18,700
        600    Mercury Computer Systems, Inc. ..................          28,913
        630    Provident Bankshares Corp. ......................          10,159
        450    Queens County Bancorp ...........................           8,550
        948    Riggs Natl Corp. ................................           9,450
        560    Silicon Valley Bancshares* ......................          44,380
      1,000    Staten Island Bancorp, Inc. .....................          16,625
      1,314    Trustco Bank Corp. NY ...........................          14,577
        573    U.S. Trust Corp. ................................          79,361
      1,000    United Bankshares, Inc. .........................          18,313
        596    Whitney Holding Co. .............................          19,445
                                                                    ------------
                                                                         472,967

SAVINGS & LOAN (0.85%)
        400    Anchor Bancorp WI, Inc. .........................           5,375
      1,535    Commercial Federal Corp. ........................          19,859
        783    Downey Financial Corp. ..........................          15,415
      1,000    RSA Security, Inc. ..............................          66,938
                                                                    ------------
                                                                         107,587

FINANCE COMPANIES (0.11%)
        681    Pioneer Group, Inc. .............................          13,663
                                                                    ------------

INVESTMENT COMPANIES (1.19%)
        346    Dain Rauscher Corp. .............................          19,506
      1,030    Eaton Vance Corp. ...............................          42,681
        400    National Discount Brokers .......................          18,025
      1,245    Raymond James Fncl. Corp. .......................          24,589
        509    SEI Investments Co. .............................          45,460
                                                                    ------------
                                                                         150,261

INSURANCE (1.15%)
        300    Blanch E W Holdings .............................          14,100
        507    Delphi Financial Group, Inc.* ...................          13,372
      1,010    Enhance Fncl. Svcs. Grp .........................          11,868
        716    Fidelity National Fin., Inc. ....................           8,995
      1,674    Fremont General Corp. ...........................          12,137
        906    Frontier Insurance Group ........................           1,699
        429    Gallagher, Arthur J & Co. .......................          21,933
        971    Mutual Risk Mgmt., Ltd. .........................          13,351
        300    RLI Corp. .......................................           8,944
        300    SCPIE Holdings, Inc. ............................           9,469
        737    Selective Insurance Group .......................          11,377
        418    Trenwick Group, Inc. ............................           5,512
        600    Zenith Ntnl. Ins. Corp. .........................          12,675
                                                                    ------------
                                                                         145,432

REAL ESTATE (0.32%)
      1,497    First American Finl.Corp ........................          17,403
        670    Macdermid, Inc. .................................          22,906
                                                                    ------------
                                                                          40,309

FINANCIAL SERVICE (0.97%)
      1,540    Americredit Corp.* ..............................          21,368
        792    Cash American Intl., Inc. .......................           8,910
        400    Investors Financial Services, Inc. ..............          16,200
        500    Jefferies Group, Inc. ...........................          11,688
        510    Primark Corp.* ..................................    $     11,252
        961    Radian Group, Inc. ..............................          33,335
      1,050    The Profit Recovery Group I'ntl .................          19,425
                                                                    ------------
                                                                         122,178

               Total Banking & Financial Service ...............       1,052,397
                                                                    ------------

UTILITY (3.13%)
ELECTRIC (1.87%)
        612    Eastern Utilities Assoc .........................          19,010
      1,600    Micrel Inc. .....................................         184,400
        403    TNP Enterprises, Inc. ...........................          17,405
        375    United Illuminating Co. .........................          15,234
                                                                    ------------
                                                                         236,049

GAS (0.58%)
        728    Atmos Energy, Inc. ..............................          12,467
        435    CH Energy Group, Inc. ...........................          12,425
        722    Piedmont Natural Gas ............................          17,870
      1,192    Southwestern Energy Co. .........................           8,344
      1,496    Vintage Petroleum, Inc. .........................          21,692
                                                                    ------------
                                                                          72,798

TELEPHONE (0.04%)
        914    Billing Concepts Corp.* .........................           5,370
                                                                    ------------

WATER (0.53%)
        280    American States Water Co. .......................           7,543
      1,039    Philadelphia Suburban Corp. .....................          19,222
      1,147    UWR, Inc. .......................................          39,930
                                                                    ------------
                                                                          66,695

MISCELLANEOUS(0.11%)
        600    Northwestern Corp. ..............................          13,575
                                                                    ------------

               Total Utility ...................................         394,487
                                                                    ------------

SERVICE (4.21%)
DISTRIBUTOR (0.42%)
        300    Aviation Sales Company ..........................           2,231
        559    Hughes Supply, Inc. .............................           9,992
        774    Kent Electronics Corp.* .........................          26,219
        667    Microage* .......................................           2,293
        300    Syncor Intl Corp. ...............................           7,350
        445    United Natural Foods, Inc. ......................           4,589
                                                                    ------------
                                                                          52,674

POLLUTION CONTROL (0.04%)
        530    IMCO Recycling ..................................           5,267
                                                                    ------------

BUSINESS (2.73%)
        600    Avid Tech Inc.* .................................          10,538
        420    Hilb, Rogal & Hamilton Co. ......................          11,944
        800    Hooper Holmes, Inc. .............................          24,600
      1,894    Interim Services, Inc.* .........................          47,232
        480    Kroll-O'Gara Co. ................................           7,980
      1,088    Labor Ready, Inc. ...............................           9,044
        400    Lason Holdings, Inc. ............................           3,413

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        500    MAXIMUS, Inc. ...................................    $     17,094
        820    Medquist Inc. ...................................          21,115
      1,800    Mercury Interactive Corp.* ......................         173,475
        800    Staffmark, Inc. .................................           9,000
      2,180    US Oncology, Inc. ...............................           8,993
                                                                    ------------
                                                                         344,428

ENVIRONMENTAL SERVICES (0.18%)
        875    Tetra Tech Inc. .................................          21,930
                                                                    ------------

MISCELLANEOUS (0.84%)
        437    Bassett Furniture Inds., Inc. ...................           5,900
        769    Central Parking Corp. ...........................          11,391
        610    NFO Worldwide Inc. ..............................          10,828
        448    Stone & Webster, Inc. ...........................           5,712
        344    Tetra Technologies, Inc.* .......................           3,096
      1,438    True North Comms ................................          53,206
        971    Tuboscope, Inc.* ................................          16,204
                                                                    ------------
                                                                         106,337

               Total Service ...................................         530,636
                                                                    ------------

TRANSPORTATION (2.08%)
AIR TRANSPORTATION (0.90%)
        500    Atlantic Coast Airline Hldgs ....................           8,938
      1,400    EGL, Inc. .......................................          39,375
      1,260    Expeditors Intl Wash, Inc. ......................          47,565
        820    Mesa Air Group Inc. .............................           4,869
        500    Midwest Express Holdings ........................          12,906
                                                                    ------------
                                                                         113,653

TRUCKING (0.94%)
        749    American Freightways Corp.* .....................           8,145
      1,107    Fritz Companies, Inc.* ..........................           9,271
        810    Heartland Express, Inc.* ........................          11,568
        295    Landstar* .......................................          16,575
        409    M S Carriers, Inc.* .............................           9,049
      1,489    Rollins Truck Leasing ...........................          12,470
        675    US Freightways Corp. ............................          22,444
      1,263    Werner Enterprises, Inc. ........................          16,893
        716    Yellow Corp.* ...................................          11,456
                                                                    ------------
                                                                         117,871

MISCELLANEOUS (0.24%)
        723    AAR Corp. .......................................          17,171
        691    Kirby Corp.* ....................................          13,388
                                                                    ------------
                                                                          30,559

               Total Transportation ............................         262,083
                                                                    ------------

MANUFACTURING (14.33%)
CONSUMER DURABLE (1.04%)
      1,095    Ethan Allen Interiors, Inc. .....................          25,527
        683    Intermet Corp. ..................................           7,684
        429    K2, Inc. ........................................           3,030
      1,518    La-Z-Boy Chair Co. ..............................          25,237
        830    Scotts Company Class A* .........................          26,975
        300    Simpson Manufacturing ...........................    $     12,713
        390    Standard Motor Products .........................           5,289
        703    Sturm Ruger & Co., Inc. .........................           6,854
        440    Thomas Industries Inc. ..........................           8,250
        600    Windmere-Durable Holdings .......................           9,000
                                                                    ------------
                                                                         130,559

BUILDING & HOUSING (0.56%)
        323    Butler Manufacturing ............................           8,176
      1,136    Champion Enterprises, Inc.* .....................           7,171
      1,350    D.R. Horton, Inc. ...............................          15,188
        500    Florida Rock Inds ...............................          16,656
        923    Standard Pacific Corp. ..........................           9,807
        400    U.S. Home Corp.* ................................          13,700
                                                                    ------------
                                                                          70,698

CHEMICAL (1.78%)
        616    Brady Corp. .....................................          16,709
        670    Cambrex Corp. ...................................          26,884
        341    Chemed Corp. ....................................          10,038
        800    IDEX Corp. ......................................          19,800
        738    Lilly Industries, Inc. ..........................          10,470
        350    McWhorter Tech. Inc. ............................           4,856
        821    Mississippi Chem. Corp. .........................           6,158
        592    OM Group, Inc. ..................................          22,052
        650    Omnova Solutions, Inc. ..........................           4,266
        989    Regeneron Pharm.* ...............................          55,879
        690    Simpson Industries ..............................           6,943
        636    Skywest, Inc. ...................................          18,881
        862    Susquehanna Bankshares, Inc. ....................          12,607
        496    W D-40 Co. ......................................           9,176
                                                                    ------------
                                                                         224,719

DIVERSIFIED (1.09%)
      1,068    Kemet Corp.* ....................................          65,615
        637    Kulicke & Soffa Ind.* ...........................          50,642
        646    SPS Technologies, Inc.* .........................          21,116
                                                                    ------------
                                                                         137,373

CAPITAL GOOD (0.35%)
        582    Barnes Group, Inc. ..............................           8,257
        454    Standex International Corp. .....................           7,179
      1,023    Tredegar Industries, Inc. .......................          28,900
                                                                    ------------
                                                                          44,336

PAPER & FOREST PRODUCT (0.57%)
      1,014    Buckeye Tech, Inc.* .............................          16,161
        604    Caraustar Industries ............................          10,042
        300    Deltic Timber Corp. .............................           6,675
        260    Kimberly Clark ..................................          13,439
        981    Pope & Talbot, Inc. .............................          18,762
        601    Universal Forest Products .......................           7,137
                                                                    ------------
                                                                          72,216

METAL & MINERAL (1.24%)
        330    AMCAST Ind ......................................           3,939
        933    AMCOL Intl. Corp. ...............................          14,695
        926    Baldor Electric Co. .............................          14,990
        600    Brush Wellman Inc. ..............................          10,050
        519    Castle (A.M.) & Co. .............................           6,617

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        570    Commercial Metals Co. ...........................    $     15,746
        577    Myers Industries, Inc. ..........................           8,186
      1,119    Pogo Producing Co. ..............................          25,877
        910    Stillwater Mining Co.* ..........................          33,784
        707    Valmont Industries ..............................          10,693
        710    WHX Corp. .......................................           5,769
        459    Wolverine Tube, Inc.* ...........................           5,938
                                                                    ------------
                                                                         156,284

CONTAINER (0.24%)
        500    Conmed Corp. ....................................          13,750
        823    Shorewood Packaging Corp.* ......................          17,077
                                                                    ------------
                                                                          30,827

COMPUTER (4.87%)
        620    Alpha Industries, Inc. ..........................          90,016
      1,100    Apex, Inc. ......................................          49,363
      1,197    C Cube Microsystems* ............................         111,620
        470    DBT Online, Inc. ................................           8,989
      1,077    Epicor Software Corp. ...........................           9,626
        730    Factset Research Sys. Inc. ......................          21,991
        691    Gerber Scientific, Inc. .........................          11,574
        370    Hadco Corp.* ....................................          20,489
        750    Intervoice Inc. .................................          27,094
      1,459    Komag, Inc.* ....................................           3,237
        375    Kronos, Inc.* ...................................          23,813
      1,300    Macromedia, Inc.* ...............................         112,369
      1,033    Methode Electronics CL A ........................          60,043
        743    Network Equip. Tech., Inc.* .....................           7,802
        400    QRS Corp. .......................................          37,750
        891    Telxon Corp. ....................................          19,157
                                                                    ------------
                                                                         614,933

NON-FERROUS METAL (0.30%)
        398    Material Sciences* ..............................           5,746
        998    Mueller Industries* .............................          28,568
        500    RTI International Metals, Inc. ..................           3,531
                                                                    ------------
                                                                          37,845

GOLD & PRECIOUS METAL (0.50%)
        734    Alpharma, Inc. Class A ..........................          25,415
        563    Coeur D'Alene Mines* ............................           1,900
        934    Zale Corp.* .....................................          35,142
                                                                    ------------
                                                                          62,457

MISCELLANEOUS (1.79%)
        600    Actel Corp. .....................................          19,538
      1,141    Arctic Cat, Inc. ................................          11,553
        759    Birmingham Steel Corp. ..........................           3,510
        952    Delta & Pine Land Co. ...........................          17,077
        684    Electro Scientific Inds., Inc.* .................          38,774
        357    Innovex, Inc. ...................................           3,369
        440    Libbey Inc. .....................................          11,825
        405    Lydall, Inc.* ...................................           2,860
        997    Midway Games Inc.* ..............................          14,768
        400    Plantronics Inc. ................................          31,775
        529    Quanex Corp. ....................................          11,274
        534    Regal-Beloit Corp. ..............................           9,512
        788    Roper Industries, Inc. ..........................    $     21,473
        900    Silicon Valley Group, Inc. ......................          22,781
        665    Watsco, Inc. ....................................           5,569
                                                                    ------------
                                                                         225,658

               Total Manufacturing .............................       1,807,905
                                                                    ------------

TECHNOLOGY (23.68%)
OFFICE EQUIPMENT (0.46%)
        525    Cybex Corp. .....................................          24,413
        788    Filenet Corp.* ..................................          33,736
                                                                    ------------
                                                                          58,149

ELECTRONIC (2.99%)
        300    American Xtal Technology ........................          13,088
        688    BE Aerospace, Inc.* .............................           6,106
      1,617    Burr-Brown Corp.* ...............................          94,898
        310    C&D Technologies, Inc. ..........................          14,493
        964    Checkpoint Systems, Inc.* .......................           8,194
        600    Cohu, Inc. ......................................          33,825
        640    Dionex Corp.* ...................................          20,200
        662    Etec Systems, Inc.* .............................          77,971
        383    Itron, Inc.* ....................................           2,873
        430    Micro Systems Inc. ..............................          23,811
        900    Progress Software Corp. .........................          22,444
      1,320    Read-Rite Corp.* ................................           4,991
        441    Speedfam Intl., Inc.* ...........................          12,706
        593    Ultratech Stepper, Inc.* ........................          10,378
        900    Valence Technology, Inc. ........................          30,684
                                                                    ------------
                                                                         376,662

BIO-TECHNOLOGY (3.03%)
      1,086    Advanced Tissue Sciences* .......................           8,281
      1,094    Alliance Pharmaceutical* ........................          19,692
        600    Biomatrix .......................................          17,625
        861    Cephalon, Inc.* .................................          57,230
        834    Enzo Biochem, Inc.* .............................          66,095
        700    Organogenesis Inc. ..............................          10,500
        630    Pharm. Product Dev.* ............................          15,278
        579    Protein Design Labs, Inc.* ......................         144,859
        500    Techne Corp. ....................................          42,891
                                                                    ------------
                                                                         382,451

SOFTWARE (5.45%)
      1,300    Aspen Technology, Inc. ..........................          58,175
        300    Barra, Inc. .....................................          10,509
        848    Cerner Corp.* ...................................          30,051
        700    Clarify, Inc. ...................................         101,019
      1,079    Cognex Corp.* ...................................          47,409
        540    Computer Task Group, Inc. .......................           6,919
        400    Concord Communications ..........................          17,900
        900    Dendrite Intl. Inc. .............................          22,163
        400    Great Plains Software, Inc. .....................          27,825
      1,060    Harbinger Corp.* ................................          33,986
        770    HNC Software* ...................................          75,749
        748    Inacom Corp. ....................................           2,525

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        600    Insight Enterprises .............................    $     18,825
        714    Inter Tel, Inc. .................................          28,025
        600    Project Software & Development ..................          46,463
        900    Remedy Corp. ....................................          51,019
        750    Saga Systems, Inc. ..............................          25,453
        450    THQ, Inc. .......................................           9,084
        900    Verity, Inc. ....................................          48,038
        620    Xircom, Inc.* ...................................          25,749
                                                                    ------------
                                                                         686,886

BUSINESS - MECHANICS & SOFTWARE (2.33%)
        816    Analogic Corp. ..................................          39,576
        598    Analysts Intl. Corp. ............................           7,924
      1,000    Artesyn Technologies, Inc. ......................          19,813
      1,529    Commscope Inc.* .................................          59,535
        345    Fair Issac & Co, Inc. ...........................          16,840
        503    Henry (Jack) & Assoc ............................          35,147
        540    Hutchinson Technology* ..........................           9,754
        775    Hyperion Software Corp.* ........................          38,266
      1,237    National Instruments Corp.* .....................          55,549
        800    Theragenics Corp. ...............................          11,050
                                                                    ------------
                                                                         293,454

BUSINESS - SERVICE (2.14%)
      1,041    American Mgmt. Systems* .........................          33,117
      1,091    Anixter Intl.* ..................................          20,388
        800    ChoicePoint, Inc. ...............................          30,150
        339    Consolidated Graphics* ..........................           4,640
        633    Franklin Covey Co.* .............................           5,183
        635    Helix Technology Corp. ..........................          45,164
      1,700    Whitman-Hart* ...................................          77,138
        803    Zebra Tech CL A* ................................          53,450
                                                                    ------------
                                                                         269,230

SEMICONDUCTOR (1.80%)
      1,418    Dallas Semiconductor Corp. ......................          57,252
      1,406    Lattice Semiconductor Corp.* ....................          98,772
        326    Park Electrochemical Corp. ......................           7,417
        649    Photronics, Inc.* ...............................          27,623
      2,226    S3, Inc.* .......................................          35,477
                                                                    ------------
                                                                         226,541

TELECOMMUNICATION (3.40%)
      1,401    Allen Telecom, Inc.* ............................          19,264
      1,448    Aspect Telecom. Corp.* ..........................          93,306
        700    Auspex Systems, Inc. ............................           9,056
        400    Black Box Corp. .................................          29,925
      1,313    Brightpoint Inc.* ...............................          16,905
        300    C-COR.Net Corp. .................................          13,416
      1,693    Digital Microwave Corp.* ........................          56,504
        500    F.Y.I. Inc. .....................................          14,875
      1,702    General Communication* ..........................          11,276
      1,860    P Com, Inc.* ....................................          33,945
        984    Picturetel Corp.* ...............................           7,442
        600    Powerwave Technologies, Inc. ....................          95,925
        381    Symmetricom, Inc.* ..............................           5,239
      1,329    Talk.Com, Inc. ..................................    $     22,427
                                                                    ------------
                                                                         429,505

AEROSPACE AIRCRAFT (0.18%)
        670    Kaman Corp. .....................................           6,658
        953    Orbital Sciences Corp.* .........................          16,678
                                                                    ------------
                                                                          23,336

TELECOM EQUIPMENT (0.29%)
        310    Alliant Techsystems, Inc.* ......................          16,779
      2,600    Gencorp, Inc. ...................................          20,313
                                                                    ------------
                                                                          37,092

MISCELLANEOUS (1.61%)
        460    Electroglas, Inc.* ..............................          17,825
        450    Esterline Technologies ..........................           5,006
        820    National Computer Sys., Inc. ....................          32,595
      1,300    Pinnacle Systems, Inc. ..........................          65,163
        300    Proxim, Inc. ....................................          43,050
        300    Three-Five Systems, Inc. ........................          18,413
        400    ZixIt Corp. .....................................          21,513
                                                                    ------------
                                                                         203,565

               Total Technology ................................       2,986,871
                                                                    ------------

ENERGY (2.91%)
OIL & GAS - DOMESTIC (1.28%)
        751    Barrett Resources Corp.* ........................          21,873
        765    Cabot Oil & Gas Corp. ...........................          12,097
      1,212    Cross Timbers Oil Co. ...........................          10,454
        870    Energen Corp. ...................................          14,138
        482    HS Resources, Inc.* .............................           7,953
        488    New Jersey Resources ............................          18,117
      1,032    Newfield Exploration Co. ........................          31,992
        547    Northwest Natural Gas ...........................          10,667
        395    Plains Resources, Inc.* .........................           5,481
        692    Southwest Gas ...................................          12,802
        400    Stone Energy Corp. ..............................          16,250
                                                                    ------------
                                                                         161,824

OIL & GAS - INTERNATIONAL (0.07%)
        303    St. Mary Land & Explor ..........................           8,427
                                                                    ------------

OIL & GAS - SERVICE (1.06%)
        400    Atwood Oceanics, Inc. ...........................          21,250
        400    Cal Dive International, Inc. ....................          14,400
        900    Dril-Quip, Inc. .................................          30,544
        421    Friede Goldman Halter, Inc. .....................           2,210
        688    Oceaneering International* ......................          13,072
        656    Offshore Logistics, Inc.* .......................           6,519
      1,742    Pride Petroleum Services* .......................          25,803
        300    SEACOR Smit, Inc. ...............................          14,550
        687    Seitel, Inc.* ...................................           5,625
                                                                    ------------
                                                                         133,973

NATURAL GAS (0.28%)
        726    Southern Union Company ..........................          11,162

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
        804    Wicor, Inc. .....................................    $     24,170
                                                                    ------------
                                                                          35,332

MISCELLANEOUS (0.22%)
      1,146    General Semiconductor, Inc.* ....................          19,124
      1,437    Input/Output, Inc.* .............................           8,712
                                                                    ------------
                                                                          27,836

               Total Energy ....................................         367,392
                                                                    ------------

               Total Common Stock
                 (cost $9,863,245) .............................      11,307,951
                                                                    ------------

    PAR
   VALUE                                                                VALUE
   -----                                                                -----
SHORT-TERM INVESTMENTS (17.69%)
               UNITED STATES TREASURY BILLS
$ 1,500,000    4.900% 03/16/00 (b) .............................    $  1,496,766
    328,449    FIRSTAR US GOVERNMENT MONEY MARKET FUND .........         328,449
    406,928    FIRSTAR INSTITUTIONAL MONEY MARKET FUND .........         406,928
                                                                    ------------
               Total Short-Term Investments (Cost $2,232,143) ..       2,232,143
                                                                    ------------

               Total Investments (Cost $12,095,388)(107.33%) ...      13,540,094

               Other Net Assets (7.33%) ........................       (924,428)
                                                                    ------------

               Net Assets (100.00%) ............................    $ 12,615,666
                                                                    ============

------------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $12,095,388. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $  3,467,114
               Unrealized depreciation ........................      (2,022,408)
                                                                   ------------
               Net unrealized appreciation ....................    $  1,444,706
                                                                   ============

(b) At February 29, 2000, certain United States Treasury Bills with a market value of $399,072 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2000 (Contracts-$500 times premium/ delivery month/commitment)

                                                                     Unrealized
                                                                    Appreciation
                                                                    ------------
               Russel 2000 Stock Index:
                 4/March 00/Long ...............................    $    174,514
                                                                    ============

                 See accompanying notes to financial statements

                               EQUITY INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (70.95%)
CAPITAL GOOD (5.59%)
ELECTRICAL EQUIPMENT (5.59%)
      3,700    General Electric ................................    $    489,094
      1,800    Johnson Controls ................................          96,075
                                                                    ------------
                                                                         585,169
                                                                    ------------

               Total Capital Good ..............................         585,169
                                                                    ------------
CONSUMER CYCLICAL (2.04%)
AUTO & TRUCK (1.05%)
      5,340    Ford Motor Co. ..................................         109,890
                                                                    ------------

TEXTILE & APPAREL (0.29%)
        800    Liz Claiborne, Inc. .............................          29,950
                                                                    ------------

RETAIL-GENERAL (0.70%)
      2,160    The Limited, Inc. ...............................          73,440
                                                                    ------------

               Total Consumer Cyclical .........................         213,280
                                                                    ------------

CONSUMER NON-DURABLE (8.56%)
FOOD, BEVERAGE & TOBACCO (0.80%)
        900    McCormick & Co., Inc. ...........................          24,638
        700    Quaker Oats Co. .................................          37,756
      1,200    Universal Foods Corp. ...........................          21,675
                                                                    ------------
                                                                          84,069
                                                                    ------------

RETAIL, FOOD AND DRUGS (0.16%)
        700    Great Atlantic & Pacific Tea Co., Inc. ..........          16,406
                                                                    ------------

COMMUNICATIONS AND MEDIA (3.53%)
        750    Gannett Co. Inc. ................................          48,890
        700    Knight-Ridder, Inc. .............................          32,813
      4,000    McGraw Hill Cos Inc. ............................         203,500
      2,000    NY Times Class A ................................          84,500
                                                                    ------------
                                                                         369,703
                                                                    ------------

DRUGS (2.15%)
        600    Bard (C.R.), Inc. ...............................          23,700
      1,350    Baxter International, Inc. ......................          73,575
      2,240    Bristol-Myers/Squibb Co. ........................         127,260
                                                                    ------------
                                                                         224,535
                                                                    ------------

LIQUOR(0.21%)
        500    Adolph Coors Co. ................................          21,938
                                                                    ------------

BUSINESS SERVICE(0.55%)
        500    Computer Associates Intl ........................          32,156
      1,100    Viad Corp. ......................................          25,780
                                                                    ------------
                                                                          57,936
                                                                    ------------

OFFICE SUPPLIES (1.16%)
      2,000    Avery Dennison ..................................         121,375
                                                                    ------------

               Total Consumer Non-Durable ......................         895,962
                                                                    ------------

BANKING & FINANCE (16.33%)
BANK & BANK HOLDING CO. (8.14%)
      1,700    Bank of NewYork Co., Inc. .......................    $     56,631
      3,500    Chase Manhattan Corp. ...........................         278,688
        800    City National Corp. .............................          22,050
      2,800    Fleet Financial Group, Inc. .....................          76,300
        600    Marshall & Ilsley Corp ..........................          27,563
      4,000    Mellon Bank Corp. ...............................         120,500
      2,000    PNC Financial Corp. .............................          77,375
      1,000    Southtrust Corp. ................................          22,938
        900    Sun Trust Banks, Inc. ...........................          45,730
      3,750    Wells Fargo & Co. ...............................         123,984
                                                                    ------------
                                                                         851,759
                                                                    ------------

SAVINGS & LOAN(0.22%)
      1,470    Charter One Financial, Inc. .....................          23,153
                                                                    ------------

FINANCE COMPANY (0.92%)
      3,000    Household Intl ..................................          95,813
                                                                    ------------

INVESTMENT COMPANY(0.43%)
      1,200    Alliance Capital Mngmnt Hldg ....................          44,925
                                                                    ------------

INSURANCE (5.04%)
      2,400    American General Corp. ..........................         125,250
      2,000    Cigna Corp. .....................................         147,625
        400    Lincoln National Corp. ..........................          11,125
      3,150    Marsh & McLennan ................................         243,730
                                                                    ------------
                                                                         527,730
                                                                    ------------

FINANCIAL SERVICE (1.58%)
      1,500    Fannie Mae ......................................          79,500
      2,200    MBNA Corp. ......................................          50,050
      1,100    T. Rowe Price Associates ........................          36,231
                                                                    ------------
                                                                         165,781
                                                                    ------------

               Total Banking & Finance .........................       1,709,161
                                                                    ------------

UTILITY (7.66%)
TELEPHONE (5.60%)
      2,425    AT&T Corp. ......................................         119,886
      5,060    Bell Atlantic Corp. .............................         247,624
      5,737    SBC Communications, Inc. ........................         218,006
                                                                    ------------
                                                                         585,516
                                                                    ------------

ENERGY (0.46%)
        700    Enron Corp. .....................................          48,300
                                                                    ------------

MISCELLANEOUS (1.60%)
      4,000    Williams Co. ....................................         167,250
                                                                    ------------

               Total Utility ...................................         801,066
                                                                    ------------

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
SERVICE(0.89%)
BUSINESS(0.46%)
        500    Automatic Data Processing, Inc. .................    $     21,781
        600    H & R Block, Inc. ...............................          26,325
                                                                    ------------
                                                                          48,106
                                                                    ------------

CONSUMER(0.43%)
      1,000    First Data Corp. ................................          45,000
                                                                    ------------

               Total Service ...................................          93,106
                                                                    ------------

TRANSPORTATION (0.44%)
RAILROAD (0.44%)
      2,333    Conoco, Inc., Class B ...........................          45,931
                                                                    ------------

MANUFACTURING (6.44%)
CONSUMER DURABLE (0.79%)
      5,000    LA-Z-BOY Chair Co. ..............................          83,125
                                                                    ------------

BUILDING & HOUSING(0.82%)
      4,500    Kaufman & Broad Home Corp. ......................          86,063
                                                                    ------------

CHEMICAL (0.94%)
      1,109    E.I.Dupont & Co. ................................          56,005
        800    Millipore Corp. .................................          42,750
                                                                    ------------
                                                                          98,755
                                                                    ------------

PAPER & FOREST(1.66%)
      2,000    Boise Cascade Corp. .............................          59,625
        600    Bowater, Inc. ...................................          29,513
      2,500    Willamette Industries, Inc. .....................          84,844
                                                                    ------------
                                                                         173,982
                                                                    ------------

METAL & MINERAL (2.21%)
      1,200    USX-U.S. Steel Group, Inc. ......................          26,250
      3,000    Aluminum Co. of Amer ............................         205,500
                                                                    ------------
                                                                         231,750
                                                                    ------------

               Total Manufacturing .............................         673,675
                                                                    ------------

TECHNOLOGY (16.71%)
ELECTRONIC (9.51%)
      1,000    Hewlett-Packard Co. .............................         134,500
      2,700    Intel Corp. .....................................         305,100
      1,700    Motorola Inc. ...................................         289,850
      1,000    Nortel Networks Corp. ...........................         111,500
        800    Tektronix, Inc. .................................          46,400
        650    Texas Instruments, Inc. .........................         108,225
                                                                    ------------
                                                                         995,575
                                                                    ------------

SOFTWARE (0.73%)
        500    Adobe Systems Inc. ..............................    $     51,000
        400    Electronic Data Systems Corp. ...................          25,900
                                                                    ------------
                                                                          76,900
                                                                    ------------

BUSINESS-MECHANIC & SOFTWARE (3.82%)
      1,400    Int'l Business Machines .........................         142,800
      5,200    Pitney Bowes, Inc. ..............................         257,400
                                                                    ------------
                                                                         400,200
                                                                    ------------

AEROSPACE AIRCRAFT (0.54%)
      4,000    Meritor Automotive, Inc. ........................          56,000
                                                                    ------------

TELECOM EQUIPMENT (2.11%)
      2,500    Lucent Technologies, Inc. .......................         148,750
        700    Scientific-Atlanta, Inc. ........................          71,881
                                                                    ------------
                                                                         220,631
                                                                    ------------

               Total Technology ................................       1,749,306
                                                                    ------------

ENERGY (6.29%)
OIL & GAS INTERNATIONAL (6.29%)
      2,500    Burlington Resources, Inc. ......................          69,063
      6,340    Exxon Corp. .....................................         477,481
      4,000    USX-Marathon Group ..............................          86,500
        900    Tidewater, Inc. .................................          25,481
                                                                    ------------
                                                                         658,525
                                                                    ------------

               Total Energy ....................................         658,525
                                                                    ------------

               Total Common Stock
                 (cost $6,276,437) .............................       7,425,181
                                                                    ------------

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

    Par
   Value
   -----
SHORT-TERM INVESTMENTS (27.93%)
               UNITED STATES TREASURY BILLS
  2,200,000    4.900% 3/16/00 (b) ..............................    $  2,195,256
    364,989    FIRSTAR INSTITUTIONAL MONEY MARKET FUND .........         364,989
    364,207    FIRSTAR US GOVERNMENT MONEY MARKET FUND .........         364,207
                                                                    ------------
               Total Short-Term Investments (Cost $2,924,452) ..       2,924,452
                                                                    ------------

               Total Investments (Cost $9,200,889)(98.88%) .....      10,349,633

               Other Net Assets (1.12%) ........................         117,596
                                                                    ------------

               Net Assets (100.00%) ............................    $ 10,467,229
                                                                    ============

(a) Aggregate cost for federal income tax purposes is $9,200,889. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $  1,718,273
               Unrealized depreciation ........................        (569,529)
                                                                   ------------
               Net unrealized appreciation ....................    $  1,148,744
                                                                   ============

(b) At February 29, 2000, certain United States Treasury Bills with a market value of $598,608 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2000 (Contracts-$500 times premium/ delivery month/commitment)

                                                                     Unrealized
                                                                    Appreciation
                                                                    ------------
               S&P 400 MidCap Stock Index:
                 12/March 00/Long ..............................    $    196,067
                                                                    ============

                 See accompanying notes to financial statements

                          EUROPEAN GROWTH & INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (103.35%)
CAPITAL GOODS (5.11%)
CONGLOMERATE (3.37%)
         60    Mannesman AG - ADR ..............................    $     19,757
                                                                    ------------

CONSUMER CYCLICAL (1.74%)
AUTO & TRUCK (1.74%)
        150    DaimlerChrysler AG ..............................          10,163
                                                                    ------------

               Total Capital Goods .............................          29,920
                                                                    ------------

CONSUMER NON-DURABLE (18.17%)
FOOD, BEVERAGE, & TOBACCO (2.25%)
        100    Deageo PLC - ADR ................................           3,081
        120    Nestle SA - ADR .................................          10,117
                                                                    ------------
                                                                          13,198
                                                                    ------------

RETAIL - FOOD AND DRUGS (1.54%)
        380    Koninklijke Ahold NV - ADR ......................           9,001
                                                                    ------------

COMMUNICATIONS & MEDIA (5.28%)
        270    Ericsson Tel - ADR ..............................          25,920
        400    Marconi PLC - ADR* ..............................           4,982
                                                                    ------------
                                                                          30,902
                                                                    ------------

DRUGS (7.97%)
        270    Glaxo Wellcome PLC - ADR ........................          13,163
        190    Novartis AG - ADR ...............................          12,095
        110    Roche Hldg AG - ADR .............................          11,855
        170    SmithKline Beecham PLC - ADR ....................           9,552
                                                                    ------------
                                                                          46,665
                                                                    ------------

COSMETIC & SOAP (1.13%)
         50    L'Oreal - ADR* ..................................           6,643
                                                                    ------------

               Total Cnsmr Non-Durable .........................         106,409
                                                                    ------------

BANKING & FINANCIAL SERVICE (21.07%)
BANK & BANK HOLDING CO. (10.53%)
        210    ABN AMRO - ADR ..................................           4,370
        300    Banco Bilbao Vizcaya - ADR ......................           4,463
        550    Banco Santander Cen - ADR .......................           5,775
        100    Barclays PLC - ADR ..............................           9,850
        150    Credit Suisse Grp - ADR .........................           5,968
         90    Deutsche Bank AG - ADR ..........................           7,573
        140    ING Groep NV- ADR ...............................           7,219
         80    Ntl Westminster Bank - ADR ......................           8,920
        620    UBS AG - ADR ....................................           7,535
                                                                    ------------
                                                                          61,673
                                                                    ------------

FINANCE COMPANY (2.54%)
        250    HSBC Hldgs PLC - ADR ............................          14,875
                                                                    ------------

INVESTMENT COMPANY (0.75%)
         60    Prudential Corp. PLC - ADR ......................           4,418
                                                                    ------------

INSURANCE (7.25%)
        100    Aegon NV - ADR ..................................           6,963
        310    AXA - ADR .......................................          19,530
         70    Swiss Reins. Co. - ADR ..........................           5,627
        440    Vivendi - ADR ...................................          10,337
                                                                    ------------
                                                                          42,457
                                                                    ------------

               Total Bkg & Financial Svc .......................         123,423
                                                                    ------------

UTILITY (13.00%)
ELECTRIC (0.61%)
         80    Veba AG - ADR ...................................    $      3,580
                                                                    ------------

TELEPHONE (11.97%)
        140    Alcatel SA - ADR ................................           6,615
        160    Telefonica Espana - ADR .........................          13,870
        860    Vodafone Airtouch Public, Ltd. -ADR .............          49,610
                                                                    ------------
                                                                          70,095
                                                                    ------------

MISCELLANEOUS (0.42%)
        100    Unilever PLC - ADR ..............................           2,450
                                                                    ------------

               Total Utility ...................................          76,125
                                                                    ------------

SERVICE (1.54%)
CONSUMER (1.54%)
         70    Royal PTT Nederland - ADR .......................           9,026
                                                                    ------------

MANUFACTURING (3.53%)
CHEMICAL (0.78%)
        110    Bayer AG - ADR ..................................           4,580
                                                                    ------------

DIVERSIFIED (2.75%)
         90    Siemens AG - ADR* ...............................          16,074
                                                                    ------------

               Total Manufacturing .............................          20,654
                                                                    ------------

TECHNOLOGY (23.49%)
ELECTRONIC (1.64%)
         50    Koninklijke Philips Electronics NV ..............           9,575
                                                                    ------------

TELECOMMUNICATION (21.85%)
        100    British Telecom PLC - ADR .......................          17,825
        440    Deutsch Telekom AG - ADR ........................          37,153
        150    France Telecom SA - ADR .........................          24,675
        170    Nokia Corp - ADR ................................          33,712
         80    Telecom Italia SPA - ADR ........................          14,560
                                                                    ------------
                                                                         127,925
                                                                    ------------

               Total Technology ................................         137,500
                                                                    ------------

ENERGY (9.55%)
OIL & GAS - INTERNATIONAL (8.66%)
        500    BP Amoco PLC - ADR ..............................          23,500
        320    Royal Dutch Petrol. - ADR .......................          16,800
        250    Shell Trans. & Trdg - ADR .......................          10,391
                                                                    ------------
                                                                          50,691
                                                                    ------------

OIL & GAS - SERVICE (0.89%)
        110    ENI SPA - ADR ...................................           5,218
                                                                    ------------

MISCELLANEOUS (2.52%)
        220    Total Fina Elf SA - ADR .........................          14,768
                                                                    ------------

               Total Energy ....................................          55,909
                                                                    ------------

MUTUAL FUND GROWTH (5.36%)
      1,730    Europe Fund, Inc. ...............................          31,356
                                                                    ------------

               Total Common Stock
               (cost $608,532) .................................         605,090
                                                                    ------------

                          EUROPEAN GROWTH & INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

    PAR
   VALUE
   -----
SHORT-TERM INVESTMENTS (75.85%)
$    23,078    FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND .......    $     23,078
    421,053    FIRSTAR INSTITUTIONAL MONEY MARKET FUND .........         421,053
               Total Short-Term Investments (Cost $444,131) ....         444,131
                                                                    ------------

               Total Investments (Cost $1,052,663)(179.20%) ....       1,049,221

               Other Net Assets (79.20%) .......................       (463,709)
                                                                    ------------

               Net Assets (100.00%) ............................    $    585,512
                                                                    ============

------------------
(a) Aggregate cost for federal income tax purposes is $1,052,663. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $      6,379
               Unrealized depreciation ........................          (9,821)
                                                                   ------------
               Net unrealized depreciation ....................    $     (3,442)
                                                                   ============

*    Unsponsered ADR

                 See accompanying notes to financial statements

                              NASDAQ-100 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (68.10%)
CAPITAL GOODS (0.09%)
ELECTRICAL EQUIPMENT (0.09%)
        100    Molex, Inc. .....................................    $      5,587
                                                                    ------------

CONSUMER CYCLICAL (0.71%)
BUILDING MATERIAL (0.03%)
        100    Visx, Inc. ......................................           1,694
                                                                    ------------

AUTO & TRUCK (0.14%)
        200    Paccar, Inc. ....................................           8,613
                                                                    ------------

RETAIL - GENERAL (0.54%)
        300    Bed Bath and Beyond, Inc. .......................           8,513
        400    Costco Wholesale Corp. ..........................          19,850
        100    Dollar Tree Stores, Inc. ........................           3,880
                                                                    ------------
                                                                          32,243
                                                                    ------------

               Total Consumer Cyclical .........................          42,550
                                                                    ------------

CONSUMER NON-DURABLE (5.69%)
HEALTH CARE (0.16%)
        300    Biomet, Inc. ....................................           9,900
                                                                    ------------

FOOD, BEVERAGE & TOBACCO (0.29%)
        500    Starbucks Corp. .................................          17,563
                                                                    ------------

COMMUNICATIONS & MEDIA (2.42%)
        200    Adelphia Comm. CL-A .............................          10,987
        600    Comcast Corp. ...................................          25,500
        200    Echostar Communications .........................          22,800
        400    Ericsson Tel ADR ................................          38,400
        400    Metromedia Fiber Network ........................          28,755
        400    Panamsat Corp. ..................................          19,525
                                                                    ------------
                                                                         145,967
                                                                    ------------

ENTERTAINMENT & LEISURE (0.22%)
        600    USA Networks, Inc. ..............................          13,463
                                                                    ------------

DRUGS (1.31%)
        400    Immunex, Inc. ...................................          78,975
                                                                    ------------

HOSPITAL SUPPLY & SERVICE (0.40%)
        100    Medimmune, Inc. .................................          19,850
        100    Pacificare Health Systems .......................           4,544
                                                                    ------------
                                                                          24,394
                                                                    ------------

BUSINESS SERVICE (0.59%)
        200    Cintas Group ....................................           7,988
        400    Concord EFS, Inc. ...............................           7,825
        400    Paychex, Inc. ...................................          20,025
                                                                    ------------
                                                                          35,838
                                                                    ------------

OFFICE PRODUCT (0.30%)
        100    Miller Herman, Inc. .............................           2,050
        600    Staples, Inc. ...................................    $     16,200
                                                                    ------------
                                                                          18,250
                                                                    ------------

               Total Consumer Non-Durable ......................         344,350
                                                                    ------------

UTILITY (1.70%)
TELEPHONE (1.70%)
      1,900    MCI Worldcom, Inc. ..............................          84,788
        200    McLeod, Inc. ....................................          17,600
                                                                    ------------
                                                                         102,388
                                                                    ------------

               Total Utility ...................................         102,388
                                                                    ------------

SERVICE (1.40%)
BUSINESS (0.14%)
        300    Fiserv, Inc. ....................................           8,175
                                                                    ------------

CONSUMER (1.07)
        500    CMG Information Services ........................          64,780
                                                                    ------------

MISCELLANEOUS (0.19)
        100    Apollo Group, Inc. ..............................           2,281
        300    Quintiles Transntl Corp. ........................           8,905
                                                                    ------------
                                                                          11,186
                                                                    ------------

               Total Service ...................................          84,141
                                                                    ------------

TRANSPORTATION (0.03%)
AIR TRANSPORTATION (0.03%)
        100    Northwest Airlines Corp. ........................           1,725
                                                                    ------------

MANUFACTURING (4.27%)
CHEMICAL (0.08%)
        200    Sigma-Aldrich Corp. .............................           4,750
                                                                    ------------

CONTAINER (0.09%)
        400    Smurfit-Stone Cntnr Corp. .......................           5,450
                                                                    ------------

COMPUTER (2.89%)
        200    Adaptec, Inc. ...................................           8,200
        100    Applied Micro Crcts Corp. .......................          27,505
        400    Citrix Systems, Inc. ............................          42,175
        100    Comverse Technology .............................          19,688
      1,700    Dell Computer Corp. .............................          69,380
        200    Legato Systems, Inc. ............................           7,125
                                                                    ------------
                                                                         174,073
                                                                    ------------

MISCELLANEOUS (1.21%)
        400    Applied Materials, Inc. .........................          73,175
                                                                    ------------

               Total Manufacturing .............................         257,448
                                                                    ------------

TECHNOLOGY (54.21%)
OFFICE EQUIPMENT (0.39%)
        700    Novell ..........................................          23,144
                                                                    ------------

                              NASDAQ-100 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
ELECTRONIC (6.07%)
        400    Amazon.com, Inc. ................................    $     27,550
        400    Gemstar Intl Group ..............................          30,350
      2,100    Intel Corp. .....................................         237,300
        400    KLA-TENCOR Corp. ................................          31,175
        200    RF Micro Devices, Inc. ..........................          27,663
        100    Sanmina Corp. ...................................          11,706
                                                                    ------------
                                                                         365,744
                                                                    ------------

BIO-TECHNOLOGY (6.77%)
        900    Amgen ...........................................          61,369
        300    Biogen, Inc. ....................................          32,381
        500    Chiron Corp. ....................................          25,000
      2,100    Cisco Systems Inc. ..............................         277,594
        200    Genzyme Corp. ...................................          11,488
                                                                    ------------
                                                                         407,832
                                                                    ------------

SOFTWARE (12.36%)
        200    Adobe Systems, Inc. .............................          20,400
        300    BMC Software, Inc. ..............................          13,800
        200    Broadvision, Inc. ...............................          50,513
        400    Compuware Corp. .................................           8,850
        100    Electronic Arts .................................          10,000
        300    I2 Technologies, Inc. ...........................          49,050
        500    Intuit, Inc. ....................................          26,250
        200    Lycos, Inc. .....................................          11,925
      3,200    Microsoft Corp. .................................         286,000
        300    Network Appliance, Inc. .........................          56,625
        700    Parametric Tech, Inc. ...........................          21,219
        700    Peoplesoft, Inc. ................................          14,481
        300    Real Networks, Inc. .............................          21,094
        400    Siebel Systems, Inc. ............................          55,475
        500    Veritas Software Corp. ..........................          98,938
                                                                    ------------
                                                                         744,620
                                                                    ------------

BUSINESS - MECHANICS & SOFTWARE (6.03%)
        400    Apple Computer, Inc. ............................          45,850
        500    At Home Corp. ...................................          17,156
        300    Network Associates, Inc. ........................           9,131
      2,200    Oracle Systems ..................................         163,350
      1,300    Sun Microsystems ................................         123,825
        100    Synopsys, Inc. ..................................           3,994
                                                                    ------------
                                                                         363,306
                                                                    ------------

BUSINESS - SERVICE (1.86%)
        100    Network Solutions, Inc. .........................    $     32,244
        500    Yahoo!, Inc. ....................................          79,844
                                                                    ------------
                                                                         112,088
                                                                    ------------

SEMICONDUCTOR (5.96%)
        500    Altera Corp. ....................................          39,875
        300    Atmel Corp. .....................................          14,850
        400    Linear Technology Corp. .........................          41,975
        700    Maxim Integrated Products .......................          46,769
        100    Microchip Tech ..................................           6,244
        300    PMC - Sierra, Inc. ..............................          57,919
        100    Qlogic Corp. ....................................          15,600
        100    SDL, Inc. .......................................          41,000
        300    Vitesse Semiconductor ...........................          31,144
        800    Xilinx, Inc. ....................................          63,800
                                                                    ------------
                                                                         359,176
                                                                    ------------

TELECOMMUNICATION (10.25%)
        700    ADC Telecomm., Inc. .............................          31,413
        300    Ciena Corp. .....................................          47,944
        200    CNET, Inc. ......................................          13,375
      1,500    Global Crossing, Ltd. ...........................          69,938
        400    Level 3 Comm., Inc. .............................          45,550
        800    Nextel Comm., Inc. ..............................         109,400
        200    Nextlink Comm., Inc. ............................          22,038
        200    NTL Inc. ........................................          18,300
      1,500    Qualcom, Inc. ...................................         213,656
        400    Tellabs, Inc. ...................................          19,200
        200    Voicestream Wireless Corp. ......................          26,613
                                                                    ------------
                                                                         617,427
                                                                    ------------

AEROSPACE AIRCRAFT (0.65%)
        400    Conexant Systems, Inc. ..........................          39,300
                                                                    ------------

MISCELLANEOUS (3.87%)
        300    3Com Corp. ......................................          29,400
        500    American Pwr Conv. Corp. ........................          16,968
        200    Ebay, Inc. ......................................          28,675
        600    JDS Uniphase Corp. ..............................         158,175
                                                                    ------------
                                                                         233,218
                                                                    ------------

               Total Technology ................................       3,265,855
                                                                    ------------

               Total Common Stock
                 (cost $4,008,007) .............................       4,104,044
                                                                    ------------

                              NASDAQ-100 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

           PAR
          VALUE
          -----
SHORT-TERM INVESTMENTS (31.22%)                                         VALUE
               UNITED STATES TREASURY BILLS                             -----
$   150,000    4.900% 03/16/00 (b) .............................    $    149,678
  1,000,000    4.900% 06/15/00 .................................         983,438
    475,006    FIRSTAR INSTITUTIONAL MONEY MARKET FUND .........         475,006
    273,203    FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND .......         273,203
                                                                    ------------
               Total Short-Term Investments (Cost $1,881,326) ..       1,881,325
                                                                    ------------

               Total Investments (Cost $5,889,333)(99.32%) .....       5,985,369

               Other Net Assets (0.68%) ........................          40,849
                                                                    ------------

               Net Assets (100.00%) ............................    $  6,026,218
                                                                    ============

(a) Aggregate cost for federal income tax purposes is $5,889,333. At February 29, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $    173,617
               Unrealized depreciation ........................         (77,581)
               Net unrealized appreciation ....................    $     96,036
                                                                   ============

(b) At February 29, 2000, certain United States Treasury Bills with a market value of $299,304 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2000 (Contracts-$20 times premium/ delivery month/commitment)

                                                                     Unrealized
                                                                    Appreciation
                                                                    ------------
               Nasdaq-100 E-Mini Future
                 17/March 00/Long ..............................    $     39,517
                                                                    ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                     California       California       California          U.S.
                                                                      Tax-Free         Tax-Free         Insured         Government
                                                                    Money Market        Income        Intermediate      Securities
                                                                        Fund             Fund             Fund             Fund
                                                                   ----------------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $104,419,310, $184,305,527, $22,835,730  and $27,963,931
   respectively) (Note 1) ......................................   $ 104,419,310    $ 189,760,506    $  22,869,016    $  27,629,839
   Cash ........................................................          39,530           50,686           50,555           51,865
   Interest receivable .........................................         780,912        2,726,510          336,701          167,723
                                                                   -------------    -------------    -------------    -------------
      Total assets .............................................     105,239,752      192,537,702       23,256,272       27,849,427
                                                                   -------------    -------------    -------------    -------------
LIABILITIES
   Payable to Investment Advisor ...............................          20,524           72,503            6,791           10,610
   Accrued expenses ............................................          15,199           24,150            4,432            6,415
   Distributions payable .......................................         181,601          727,980           81,047          141,795
                                                                   -------------    -------------    -------------    -------------
      Total liabilities ........................................         217,324          824,633           92,270          158,820
                                                                   -------------    -------------    -------------    -------------
Net Assets:
   (Applicable to 105,085,798, 15,825,647,
   2,232,702 and 2,780,302 shares of beneficial interest with no par value, unlimited number of shares
   authorized) .................................................   $ 105,022,428    $ 191,713,069    $  23,164,002    $  27,690,607
                                                                   =============    =============    =============    =============
Pricing of Shares:
   Net asset value, offering and
   redemption price per share
   $105,022,428 / 105,085,798 shares ...........................   $        1.00
   $191,713,069 / 15,825,647 shares ............................   =============    $       12.11
   $23,164,002 / 2,232,702 shares ..............................                    =============    $       10.37
   $27,690,607 / 2,780,302 shares ..............................                                     =============    $        9.96
                                                                                                                      =============
   Net assets at February 29, 2000 consisted of:

   Paid-in capital .............................................   $ 105,041,399    $ 186,623,135    $  23,153,912    $  28,845,780
   Undistributed net investment income .........................              --           50,867           10,454            5,757
   Accumulated net realized losses .............................         (18,971)        (415,912)         (33,650)        (826,838)
   Unrealized appreciation (depreciation) of investments .......              --        5,454,979           33,286         (334,092)
                                                                   -------------    -------------    -------------    -------------
                                                                   $ 105,022,428    $ 191,713,069    $  23,164,002    $  27,690,607
                                                                   =============    =============    =============    =============

See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                   Short-Term      The United
                                                                   U.S. Govt.        States           S&P 500         S&P MidCap
                                                                      Bond          Treasury           Index            Index
                                                                      Fund            Trust             Fund             Fund
                                                                 ----------------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $1,387,218, $72,274,853, $92,298,056
   and $51,780,677, respectively) (Note 1) ...................   $   1,386,452    $  72,274,853    $ 147,108,466    $  62,139,254
   Cash ......................................................          86,199          176,878               --               --
   Interest receivable .......................................           9,556               --            7,325            5,130
   Due from Advisor ..........................................           3,169               --               --               --
   Dividends receivable ......................................              --               --          164,208           47,138
   Receivable for fund shares sold ...........................              --               --            2,000           10,000
   Variation Margin Recievable ...............................              --               --           85,910          195,490
                                                                 -------------    -------------    -------------    -------------
   Total assets ..............................................       1,485,376       72,451,731      147,367,909       62,397,012
                                                                 -------------    -------------    -------------    -------------
LIABILITIES

   Payable to Investment Advisor .............................              --           15,135            8,454           11,405
   Accrued expenses ..........................................              --           12,953           13,404            5,903
   Payable for fund shares repurchased .......................              --               --           50,015            1,584
   Distributions payable .....................................           7,378          273,531               --               --
   Accrued expenses ..........................................           3,315               --               --               --
                                                                 -------------    -------------    -------------    -------------
   Total liabilities .........................................          10,693          301,619           71,873           18,892
                                                                 -------------    -------------    -------------    -------------

Net Assets:
   (Applicable to 147,565, 72,162,786,
   5,305,627 and 3,571,331 shares of
   beneficial interest with no par value,
   unlimited number of shares authorized) ....................   $   1,474,683    $  72,150,112    $ 147,296,036    $  62,378,120
                                                                 =============    =============    =============    =============
Pricing of Shares:
   Net asset value, offering and
   redemption price per share
   $1,474,683 / 147,565 shares ...............................   $        9.99
   $72,150,112 / 72,162,786 shares ...........................   =============    $        1.00
   $147,296,036 / 5,305,627 shares ...........................                    =============    $       27.76
   $62,378,120 / 3,571,331 shares ............................                                     =============    $       17.47
                                                                                                                    =============
   Net assets at February 29, 2000 consisted of:

   Paid-in capital ...........................................   $   1,474,980    $  72,162,892    $  91,318,570    $  47,972,036
   Undistributed net investment income .......................             469               --          301,891           37,464
   Accumulated net realized gains (losses) ...................              --          (12,780)       1,033,350        3,694,268
   Unrealized appreciation (depreciation) of investments .....            (766)              --       54,810,410       10,358,577
   Unrealized appreciation (depreciation) of futures contracts              --               --         (168,185)         315,775
                                                                 -------------    -------------    -------------    -------------
                                                                 $   1,474,683    $  72,150,112    $ 147,296,036    $  62,378,120
                                                                 =============    =============    =============    =============

See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                           S&P SmallCap      Equity         European       Nasdaq-100
                                                              Index          Income      Growth & Income     Index
                                                               Fund           Fund            Fund            Fund
                                                           -----------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $12,095,388, $9,200,889, 1,052,663 and $5,889,333,
   respectively) (Note 1) ..............................   $ 13,540,094   $ 10,349,633    $  1,049,221    $  5,985,369
   Interest receivable .................................          3,640          1,789             400           2,752
   Dividends receivable ................................          4,729         14,315              --              --
   Variation margin receivable .........................         41,000         95,400              --          39,780
   Due from Advisor ....................................             --             --           2,034           1,502
   Receivable for investments sold .....................             --             --         113,719              --
   Deferred organization costs .........................          4,015          7,670              --              --
                                                           ------------   ------------    ------------    ------------
   Total assets ........................................     13,593,478     10,468,807       1,165,374       6,029,403
                                                           ------------   ------------    ------------    ------------
LIABILITIES

   Payable for investments purchased ...................        934,048             --         577,396              --
   Payable to Investment Advisor .......................          1,670          1,578              --              --
   Payable for fund shares repurchased .................         34,282             --              --              --
   Accrued expenses ....................................          7,812             --           2,466           3,185
                                                           ------------   ------------    ------------    ------------
   Total liabilities ...................................        977,812          1,578         579,862           3,185
                                                           ------------   ------------    ------------    ------------
Net Assets:
   (Applicable to 913,337, 783,028,
   58,215 and 545,441 shares of
   beneficial interest with no par value,
   unlimited number of shares authorized) ..............   $ 12,615,666   $ 10,467,229    $    585,512    $  6,026,218
                                                           ============   ============    ============    ============
Pricing of Shares:
   Net asset value, offering and
   redemption price per share
   $12,615,666 / 913,337 shares ........................   $      13.81
   $10,467,229 / 783,028 shares ........................   ============   $      13.37
   $585,512 / 58,215 shares ............................                  ============    $      10.06
   $6,026,218 / 545,441 shares .........................                                  ============    $      11.05
                                                                                                          ============
   Net assets at February 29, 2000 consisted of:
   Paid-in capital .....................................   $ 10,548,729   $  9,350,356    $    574,899    $  5,618,548
   Undistributed net investment income .................          1,856          3,955             586          28,190
   Accumulated net realized gains (losses) .............        445,861       (231,893)         13,469         243,927
   Unrealized appreciation (depreciation) of investments      1,444,706      1,148,744          (3,442)         96,036
   Unrealized depreciation of futures contracts ........        174,514        196,067              --          39,517
                                                           ------------   ------------    ------------    ------------
                                                           $ 12,615,666   $ 10,467,229    $    585,512    $  6,026,218
                                                           ============   ============    ============    ============

See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                       CALIFORNIA     CALIFORNIA     CALIFORNIA        U.S.
                                                        TAX-FREE       TAX-FREE       INSURED       GOVERNMENT
                                                      MONEY MARKET      INCOME      INTERMEDIATE    SECURITIES
                                                          FUND           FUND           FUND           FUND
                                                      ---------------------------------------------------------
Investment Income:
   Interest income ................................   $ 1,543,551    $ 5,079,790    $   554,894    $   936,023
                                                      -----------    -----------    -----------    -----------
Expenses:
   Management fees (Note 2) .......................       258,517        463,076         59,863         74,646
   Transfer agent fees ............................        19,359         34,425          5,806          7,968
   Accounting services ............................        25,787         53,307          8,781          9,263
   Custodian fees .................................         9,017         14,123          1,971          3,080
   Legal and audit fees ...........................         5,479         38,964          2,846          3,218
   Trustees fees ..................................         2,428          2,359          2,448          1,105
   Insurance ......................................         1,121          1,443            243            316
   Printing .......................................         1,362          4,084            531            982
   Registration & dues ............................           764          1,388            267          2,425
                                                      -----------    -----------    -----------    -----------
      Total expenses ..............................       323,834        613,169         82,756        103,003
         Less reimbursement from manager (Note 2) .      (116,109)            --        (16,907)        (6,112)
                                                      -----------    -----------    -----------    -----------
      Net expenses ................................       207,725        613,169         65,849         96,891
                                                      -----------    -----------    -----------    -----------
         Net investment income ....................     1,335,826      4,466,621        489,045        839,132
                                                      -----------    -----------    -----------    -----------
Realized and Unrealized Gain on Investments:
   Net realized loss from security transactions ...            --       (356,102)       (33,110)      (826,838)
   Change in unrealized appreciation of investments            --     (3,224,798)      (291,763)       139,830
                                                      -----------    -----------    -----------    -----------
   Net realized and unrealized gain on
      investments .................................            --     (3,580,900)      (324,873)      (687,008)
                                                      -----------    -----------    -----------    -----------
   Net increase in net assets resulting
      from operations .............................   $ 1,335,826    $   885,721    $   164,172    $   152,124
                                                      ===========    ===========    ===========    ===========

See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                               SHORT-TERM    THE UNITED
                                                               U.S. GOVT.      STATES         S&P 500       S&P MIDCAP
                                                                  BOND        TREASURY         INDEX          INDEX
                                                                  FUND          TRUST           FUND           FUND
                                                              --------------------------------------------------------
Investment Income:
   Interest income ........................................   $     9,544    $ 1,552,750    $   493,710    $   148,744
   Dividend Income ........................................            --             --        787,782        316,843
                                                              -----------    -----------    -----------    -----------
      Total ...............................................         9,544      1,552,750      1,281,492        465,587
                                                              -----------    -----------    -----------    -----------
Expenses:
   Management fees (Note 2) ...............................           777        153,962        188,643        118,343
   Transfer agent fees ....................................         1,058         11,321         15,280          6,420
   Accounting services ....................................           578         16,096         32,066         14,990
   Custodian fees .........................................           120          4,928         10,575          7,344
   Legal and audit fees ...................................           354          4,765          5,910          3,528
   Trustees fees ..........................................           223          1,301          1,155          1,136
   Insurance ..............................................            12            691          3,546            608
   Printing ...............................................            70            925          3,953          1,942
   Registration & dues ....................................           123          3,625          7,434          5,342
   Standard & Poor's Licensing Fees .......................            --             --          5,526          4,962
                                                              -----------    -----------    -----------    -----------
      Total expenses ......................................         3,315        197,614        274,088        164,615
         Less reimbursement from manager (Note 2) .........        (3,274)       (74,445)      (123,173)       (46,271)
                                                              -----------    -----------    -----------    -----------
      Net expenses ........................................            41        123,169        150,915        118,344
                                                              -----------    -----------    -----------    -----------
         Net investment income ............................         9,503      1,429,581      1,130,577        347,243
                                                              -----------    -----------    -----------    -----------
Realized and Unrealized Gain on Investments:
   Net realized gain from security transactions ...........            --          1,314      1,374,821      4,795,904
   Net realized gain from furtures contracts ..............            --             --        445,590        403,665
   Change in unrealized appreciation of investments .......          (766)            --      3,100,171      3,697,864
   Change in unrealized appreciation from futures contracts            --             --         95,976        506,448
                                                              -----------    -----------    -----------    -----------
   Net realized and unrealized gain (loss) on
      investments .........................................          (766)         1,314      5,016,558      9,403,881
                                                              -----------    -----------    -----------    -----------
   Net increase in net assets resulting
      from operations .....................................   $     8,737    $ 1,430,895    $ 6,147,135    $ 9,751,124
                                                              ===========    ===========    ===========    ===========

*    The Fund commenced operations on January 18, 2000.

See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                              S&P SMALLCAP      EQUITY       EUROPEAN       NASDAQ-100
                                                                 INDEX          INCOME    GROWTH & INCOME     INDEX
                                                                  FUND           FUND          FUND            FUND
                                                              ---------------------------------------------------------
Investment Income:
   Interest income ........................................   $    56,553    $    87,810    $       565    $    13,848
   Dividend Income ........................................        34,440         87,787             --             15
                                                              -----------    -----------    -----------    -----------
      Total ...............................................        90,993        175,597            565         13,863
                                                              -----------    -----------    -----------    -----------
Expenses:
   Management fees (Note 2) ...............................        28,081         31,339            389          1,294
   Transfer agent fees ....................................         7,288          5,549          1,046          1,101
   Accounting services ....................................         5,755          4,948            577            582
   Custodian fees .........................................         6,981          2,647             57            200
   Legal and audit fees ...................................         3,754          3,572            349            372
   Trustees fees ..........................................         1,187          1,053            220            231
   Insurance ..............................................           127            122             11             14
   Printing ...............................................         1,159            842             67             80
   Registration & dues ....................................         1,624          1,617            138            141
   Standard & Poor's Licensing Fees .......................           542             --             --             --
   Nasdaq Licensing Fees ..................................            --             --             --            465
   Amortization of deferred organization costs ............         1,254          2,553             --             --
                                                              -----------    -----------    -----------    -----------
      Total expenses ......................................        57,752         54,242          2,854          4,480
         Less reimbursement from manager (Note 2) .........       (21,247)        (4,783)        (2,423)        (2,797)
                                                              -----------    -----------    -----------    -----------
      Net expenses ........................................        36,505         49,459            431          1,683
                                                              -----------    -----------    -----------    -----------
         Net investment income ............................        54,488        126,138            134         12,180
                                                              -----------    -----------    -----------    -----------
   Realized and Unrealized Gain on Investments:
   Net realized gain (loss) from security transactions ....       147,268       (498,166)        13,469           (237)
   Net realized gain from furtures contracts ..............       271,456        176,720             --        244,164
   Change in unrealized appreciation of investments .......     1,944,415       (473,604)        (3,442)        96,036
   Change in unrealized appreciation from futures contracts       306,653        294,954             --         39,517
                                                              -----------    -----------    -----------    -----------
   Net realized and unrealized gain (loss) on  investments      2,669,792       (500,096)        10,027        379,480
                                                              -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets resulting
      from operations .....................................   $ 2,724,280    $  (373,958)   $    10,161    $   391,660
                                                              ===========    ===========    ===========    ===========

*    The Fund commenced operations on January 18, 2000.

See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   CALIFORNIA TAX-FREE              CALIFORNIA TAX-FREE
                                                    MONEY MARKET FUND                   INCOME FUND
                                                   -------------------              -------------------
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                           FEBRUARY 29, 2000    AUGUST 31,   FEBRUARY 29, 2000    AUGUST 31,
                                              (UNAUDITED)          1999         (UNAUDITED)          1999
                                           -----------------    ----------   -----------------    ----------
OPERATIONS:
   Net investment income .................   $   1,335,826    $   2,879,603    $   4,466,621    $   9,544,522
   Net realized gain (loss) on investments              --               --         (356,102)         969,448
   Change in unrealized

      appreciation of investments ........              --               --       (3,224,798)     (11,923,784)
   Net increase (decrease) in net
      assets resulting from operations ...       1,335,826        2,879,603          885,721       (1,409,814)
   Undistributed investment income
      included in price of shares sold
         and repurchased .................              --               --           (4,763)          42,916

DISTRIBUTIONS TO
SHAREHOLDERS:
   Dividends from net investment
      income .............................      (1,335,826)      (2,879,603)      (4,410,991)      (9,698,023)
   Distributions from realized capital
      gains on investments ...............              --               --         (922,721)      (1,514,730)
CAPITAL SHARE
TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................        (583,619)      17,370,240       (4,779,939)     (11,981,652)
                                             -------------    -------------    -------------    -------------
   Total increase (decrease) .............        (583,619)      17,370,240       (9,232,693)     (24,561,303)
NET ASSETS
   Beginning of period ...................     105,606,047       88,235,807      200,945,762      225,507,065
                                             -------------    -------------    -------------    -------------
   End of period* ........................   $ 105,022,428    $ 105,606,047    $ 191,713,069    $ 200,945,762
                                             =============    =============    =============    =============
   * Including undistributed net
   investment income of: .................   $          --    $          --    $      50,867    $          --
                                             =============    =============    =============    =============

See accompanying notes to financial statements

                                                       CALIFORNIA INSURED                U.S. GOVERNMENT
                                                       INTERMEDIATE FUND                 SECURITIES FUND
                                                      -------------------              -------------------
                                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                               FEBRUARY 29, 2000   AUGUST 31,   FEBRUARY 29, 2000   AUGUST 31,
                                                  (UNAUDITED)         1999         (UNAUDITED)         1999
                                               -----------------   ----------   -----------------   ----------
OPERATIONS:
   Net investment income ......................   $    489,045    $    978,830    $    839,132    $  1,781,479
   Net realized gain (loss) on investments ....        (33,110)         49,271        (826,838)        451,871
   Change in unrealized
      appreciation of investments .............       (291,763)       (673,557)        139,830      (3,009,870)
                                                  ------------    ------------    ------------    ------------
   Net increase (decrease) in net
      assets resulting from operations ........        164,172         354,544         152,124        (776,520)
   Undistributed investment income
      included in price of shares sold
      and repurchased .........................         (2,392)          2,153           2,733          (3,115)
DISTRIBUTIONS TO
SHAREHOLDERS:
   Dividends from net investment
      income ..................................       (491,222)       (983,874)       (836,108)     (1,791,585)
   Distributions from realized capital
      gains on investments ....................        (49,811)       (259,926)       (149,160)       (836,071)
CAPITAL SHARE\ TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share transactions       (631,263)      1,489,738      (2,429,003)     (1,706,034)
                                                  ------------    ------------    ------------    ------------
   Total increase (decrease) ..................     (1,010,516)        602,635      (3,259,414)     (5,113,325)
NET ASSETS
   Beginning of period ........................     24,174,518      23,571,883      30,950,021      36,063,346
                                                  ------------    ------------    ------------    ------------
   End of period* .............................   $ 23,164,002    $ 24,174,518    $ 27,690,607    $ 30,950,021
                                                  ============    ============    ============    ============
   * Including undistributed net
   investment income of: ......................   $     10,454    $     15,023    $      5,757    $         --
                                                  ============    ============    ============    ============

See accompanying notes to financial statements

                                                SHORT-TERM U.S.                 THE UNITED STATES
                                                GOVT. BOND FUND                  TREASURY TRUST
                                                ---------------                 -----------------
                                               JANUARY 18, 2000**
                                                       TO                SIX MONTHS ENDED    YEAR ENDED
                                               FEBRUARY 29, 2000         FEBRUARY 29, 2000   AUGUST 31,
                                                  (UNAUDITED)               (UNAUDITED)         1999
                                               -----------------         -----------------   ----------
OPERATIONS:
   Net investment income .....................   $      9,503              $  1,429,581    $  2,099,638
   Net realized gain  on investments .........             --                     1,314         (14,094)
   Change in unrealized
      appreciation of investments ............           (766)                       --              --
                                                 ------------              ------------    ------------
   Net increase (decrease) in net
      assets resulting from operations .......          8,737                 1,430,895       2,085,544
   Undistributed investment incomeincluded
      in price of shares  sold and repurchased            238                        --              --
DISTRIBUTIONS TO
SHAREHOLDERS:
   Dividends from net investment income ......         (9,272)               (1,429,581)     (2,099,638)
   Distributions from realized capital
      gains on investments ...................             --                        --          (7,101)
CAPITAL SHARE
TRANSACTIONS:
   Increase in net assets
   resulting from capital share
      transactions ...........................      1,474,980                21,631,522       6,197,460
                                                 ------------              ------------    ------------
   Total increase ............................      1,474,683                21,632,836       6,176,265
NET ASSETS
   Beginning of period .......................             --                50,517,276      44,341,011
                                                 ------------              ------------    ------------
   End of period* ............................   $  1,474,683              $ 72,150,112    $ 50,517,276
                                                 ============              ============    ============
   * Including undistributed net
   investment income of: .....................   $        469              $         --    $         --
                                                 ============              ============    ============

**   Commencement of Operations

See accompanying notes to financial statements

                                                                 S&P 500                         S&P MIDCAP
                                                                INDEX FUND                       INDEX FUND
                                                           -------------------              -------------------
                                                     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                    FEBRUARY 29, 2000    AUGUST 31,   FEBRUARY 29, 2000    AUGUST 31,
                                                       (UNAUDITED)          1999         (UNAUDITED)          1999
                                                    -----------------    ----------   -----------------    ----------
OPERATIONS:
   Net investment income ..........................   $   1,130,577    $   1,885,640    $     347,243    $     570,356
   Net realized gain on investments ...............       1,374,821        6,083,099        4,795,904       11,747,162
   Net realized gain on futures contracts .........         445,590        1,294,714          403,665          953,605
   Change in unrealized appreciation of investments       3,100,171       25,875,574        3,697,864        2,394,104
   Change  in unrealized
      appreciation of futures contracts ...........          95,976        1,576,025          506,448          672,027
                                                      -------------    -------------    -------------    -------------
   Net increase in net
      assets resulting from operations ............       6,147,135       36,715,052        9,751,124       16,337,254
   Undistributed investment income included
      in price of shares sold and repurchased .....           1,959           45,716           (5,309)              70
DISTRIBUTIONS TO
SHAREHOLDERS:
   Dividends from net investment income ...........      (1,173,862)      (1,828,933)        (324,648)        (570,366)
   Distributions from realized capital
      gains on investments ........................      (6,859,499)      (2,601,666)     (12,200,407)      (6,720,682)
CAPITAL SHARE
TRANSACTIONS:
   Increase in net assets resulting
      from capital share transactions .............       6,903,970       22,325,561        7,993,352        8,263,116
                                                      -------------    -------------    -------------    -------------
         Total increase ...........................       5,019,703       54,655,730        5,214,112       17,309,392
NET ASSETS
   Beginning of period ............................     142,276,333       87,620,603       57,164,008       39,854,616
                                                      -------------    -------------    -------------    -------------
   End of period* .................................   $ 147,296,036    $ 142,276,333    $  62,378,120    $  57,164,008
                                                      =============    =============    =============    =============
   * Including undistributed net
   investment income of: ..........................   $     301,891    $     343,217    $      37,464    $      20,178
                                                      =============    =============    =============    =============

See accompanying notes to financial statements

                                                           S&P SMALLCAP                       EQUITY
                                                            INDEX FUND                     INCOME FUND
                                                       -------------------             -------------------
                                                   SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED
                                                  FEBRUARY 29, 2000  AUGUST 31,   FEBRUARY 29, 2000  AUGUST 31,
                                                     (UNAUDITED)        1999         (UNAUDITED)        1999
                                                  -----------------  ----------   -----------------  ----------
OPERATIONS:
   Net investment income ........................   $     54,488    $     67,254    $    126,138    $    288,677
   Net realized gain (loss) on investments ......        147,268         254,654        (498,166)        431,876
   Net realized gain (loss) on  futures contracts        271,456          83,019         176,720         (17,808)
   Change in unrealized
      appreciation of investments ...............      1,944,415       1,327,982        (473,604)      1,105,618
   Change in unrealized
      appreciation of futures contracts .........        306,653         155,690         294,954         757,312
                                                    ------------    ------------    ------------    ------------
   Net increase (decrease) in net
      assets resulting from operations ..........      2,724,280       1,888,599        (373,958)      2,565,675
   Undistributed investment income included
      in price of shares sold and repurchased ...         (1,755)            408          (6,626)         (6,498)
DISTRIBUTIONS TO
SHAREHOLDERS:
   Dividends from net investment
      income ....................................        (51,200)        (67,339)       (130,219)       (309,056)
   Distributions from realized capital
      gains on investments ......................       (486,514)       (110,068)       (391,669)             --
CAPITAL SHARE
TRANSACTIONS:
   Increase in net assets
      resulting from capital share
      transactions ..............................       (450,576)      1,253,579      (2,346,522)       (613,954)
                                                    ------------    ------------    ------------    ------------
         Total increase (decrease) ..............      1,734,235       2,965,179      (3,248,994)      1,636,167
NET ASSETS
   Beginning of period ..........................     10,881,431       7,916,252      13,716,223      12,080,056
                                                    ------------    ------------    ------------    ------------
   End of period* ...............................   $ 12,615,666    $ 10,881,431    $ 10,467,229    $ 13,716,223
                                                    ============    ============    ============    ============
   * Including undistributed net
   investment income of: ........................   $      1,856    $        323    $      3,955    $     14,662
                                                    ============    ============    ============    ============

See accompanying notes to financial statements

                                          EUROPEAN GROWTH &       NASDAQ-100
                                             INCOME FUND          INDEX FUND
                                          -----------------   -----------------
                                          JANUARY 18, 2000**  JANUARY 18, 2000**
                                                  TO                  TO
                                          FEBRUARY 29, 2000   FEBRUARY 29, 2000
                                             (UNAUDITED)         (UNAUDITED)
                                          -----------------   -----------------
OPERATIONS:
   Net investment income .................   $       134         $    12,180
   Net realized gain (loss) on investments        13,469                (237)
   Net realized gain on
      futures contracts ..................            --             244,164
   Change in unrealized
      appreciation of investments ........        (3,442)             96,036
   Change in unrealized
      appreciation of futures contracts ..            --              39,517
                                             -----------         -----------
   Net increase in net
      assets resulting from operations ...        10,161             391,660
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................           452              16,010
DISTRIBUTIONS TO
SHAREHOLDERS:
   Dividends from net investment
      income .............................            --                  --
CAPITAL SHARE
TRANSACTIONS:
   Increase in net assets
      resulting from capital share
      transactions .......................       574,899           5,618,548
                                             -----------         -----------
   Total increase ........................       585,512           6,026,218
NET ASSETS
   Beginning of period ...................            --                  --
                                             -----------         -----------
   End of period* ........................   $   585,512         $ 6,026,218
                                             ===========         ===========
   * Including undistributed net
    investment income of: ................   $       586         $    28,190
                                             ===========         ===========

   **   Commencement of Operations

                 See accompanying notes to financial statements

                                                        CALIFORNIA TAX FREE INCOME FUND
                                           ----------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000                    YEAR ENDED
                                                 (UNAUDITED)                     AUGUST 31, 1999
                                           ------------------------          ------------------------
                                            SHARES           VALUE            SHARES           VALUE
                                           --------         -------          --------         -------
Shares sold ..........................     4,515,231    $  55,083,562       15,768,098    $ 205,504,666
Shares issued in reinvestment of
   distributions .....................       288,275        3,513,442          646,333        8,415,358
                                           ---------    -------------       ----------    -------------
                                           4,803,506       58,597,004       16,414,431      213,920,024
Shares repurchased ...................    (5,181,912)     (63,376,943)     (17,316,111)    (225,901,676)
                                           ---------    -------------       ----------    -------------
   Net decrease ......................      (378,406)   $  (4,779,939)        (901,680)   $ (11,981,652)
                                           =========    =============       ==========    =============


                                                      CALIFORNIA INSURED INTERMEDIATE FUND
                                           ----------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000                    YEAR ENDED
                                                 (UNAUDITED)                     AUGUST 31, 1999
                                           ------------------------          ------------------------
                                            SHARES           VALUE            SHARES           VALUE
                                           --------         -------          --------         -------
Shares sold ..........................       189,736    $   1,980,281          385,025    $   4,240,740
Shares issued in reinvestment of
   distributions .....................        32,681          341,131           89,409          916,685
                                           ---------    -------------       ----------    -------------
                                             222,417        2,321,412          474,434        5,157,425
Shares repurchased ...................      (283,354)      (2,952,675)        (339,179)      (3,667,687)
                                           ---------    -------------       ----------    -------------
   Net increase (decrease) ...........       (60,937)   $    (631,263)         135,255    $   1,489,738
                                           =========    =============       ==========    =============


                                              CALIFORNIA TAX-FREE
                                               MONEY MARKET FUND
                                      -----------------------------------
                                      SIX MONTHS ENDED
                                      FEBRUARY 29, 2000     YEAR ENDED
                                         (UNAUDITED)      AUGUST 31, 1999
                                      -----------------   ---------------
                                        SHARES/VALUE       SHARES/VALUE
                                      -----------------   ---------------
Shares sold ..........................    95,935,639        252,637,535
Shares issued in reinvestment of
   distributions .....................     1,083,047          2,737,686
                                          ----------        -----------
                                          97,018,686        255,375,221
Shares repurchased ...................   (97,602,305)      (238,004,981)
                                          ----------        -----------
   Net increase (decrease) ...........      (583,619)        17,370,240
                                          ==========        ===========

                 See accompanying notes to financial statements

                                                        U.S. GOVERNMENT SECURITIES FUND
                                             --------------------------------------------------------
                                                SIX MONTHS ENDED
                                                FEBRUARY 29, 2000                    YEAR ENDED
                                                   (UNAUDITED)                     AUGUST 31, 1999
                                             ----------------------            ----------------------
                                              SHARES         VALUE              SHARES         VALUE
                                             --------       -------            --------       -------

Shares sold ..........................       308,162    $   3,126,814          1,155,865  $  12,864,538
Shares issued in reinvestment of
   distributions .....................        65,650          665,381            182,696      2,002,273
                                             -------    -------------          ---------  -------------
                                             373,812        3,792,195          1,338,561     14,866,811
Shares repurchased ...................      (617,032)      (6,221,198)        (1,506,815)   (16,572,845)
                                             -------    -------------          ---------  -------------
   Net decrease ......................      (243,220)   $  (2,429,003)          (168,254) $  (1,706,034)
                                             =======    =============          =========  =============

                                               SHORT-TERM U.S.                    THE UNITED STATES
                                            GOVERNMENT BOND FUND                    TREASURY TRUST
                                           -----------------------        ---------------------------------
                                              JANUARY 18, 2000*
                                                      TO                  SIX MONTHS ENDED
                                              FEBRUARY 29, 2000           FEBRUARY 29, 2000   YEAR ENDED
                                                 (UNAUDITED)                 (UNAUDITED)    AUGUST 31, 1999
                                           -----------------------        ---------------------------------
                                            SHARES          VALUE           SHARES/VALUE     SHARES/VALUE
                                           --------        -------        ---------------- ----------------
Shares sold ..........................       152,351    $   1,522,855         87,426,857      202,306,898
Shares issued in reinvestment of
   distributions .....................           189            1,894          1,092,328        1,929,990
                                          ----------    -------------         ----------      -----------
                                             152,540        1,524,749         88,519,185      204,236,888
Shares repurchased ...................        (4,975)         (49,769)       (66,887,663)    (198,039,428)
                                          ----------    -------------         ----------      -----------
   Net increase ......................    $  147,565        1,474,980         21,631,522        6,197,460
                                          ==========    =============         ==========      ===========

                                                                S&P 500 INDEX FUND
                                           ----------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000                    YEAR ENDED
                                                 (UNAUDITED)                     AUGUST 31, 1999
                                           ------------------------          ------------------------
                                            SHARES           VALUE            SHARES           VALUE
                                           --------         -------          --------         -------
Shares sold ..........................       728,977    $  20,839,423        1,579,685    $  41,008,077
Shares issued in reinvestment of
   distributions .....................       277,061        7,824,102          166,767        4,212,322
                                           ---------    -------------        ---------    -------------
                                           1,006,038       28,663,525        1,746,452       45,220,399
Shares repurchased ...................      (760,638)     (21,759,555)        (879,522)     (22,894,838)
                                           ---------    -------------        ---------    -------------
   Net increase ......................       245,400    $   6,903,970          866,930    $  22,325,561
                                           =========    =============        =========    =============

*    Commencement of Operations

                 See accompanying notes to financial statements

                                                             S&P MIDCAP INDEX FUND
                                           ----------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000                    YEAR ENDED
                                                 (UNAUDITED)                     AUGUST 31, 1999
                                           ------------------------          ------------------------
                                            SHARES           VALUE            SHARES           VALUE
                                           --------         -------          --------         -------
Shares sold ..........................       195,440    $   3,394,959          653,642    $  12,002,893
Shares issued in reinvestment of
   distributions .....................       748,285       11,966,330          405,301        6,790,728
                                            --------    -------------        ---------    -------------
                                             943,725       15,361,289        1,058,943       18,793,621
Shares repurchased ...................      (429,921)      (7,367,937)        (587,777)     (10,530,505)
                                            --------    -------------        ---------    -------------
   Net increase ......................       513,804    $   7,993,352          471,166    $   8,263,116
                                            ========    =============        =========    =============


                                                             S&P SMALLCAP INDEX FUND
                                           ----------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000                    YEAR ENDED
                                                 (UNAUDITED)                     AUGUST 31, 1999
                                           ------------------------          ------------------------
                                             SHARES         VALUE             SHARES          VALUE
                                            --------       -------           --------        -------
Shares sold ..........................       139,850    $   1,689,670        821,321     $   8,940,557
Shares issued in reinvestment of
   distributions .....................        46,103          529,520         15,601           170,087
                                            --------    -------------       ---------    -------------
                                             185,953        2,219,190        836,922         9,110,644
Shares repurchased ...................      (222,010)      (2,669,766)      (724,076)       (7,857,065)
                                            --------    -------------       ---------    -------------
   Net increase (decrease) ...........       (36,057)   $    (450,576)       112,846     $   1,253,579
                                            ========    =============       =========    =============

                                                               EQUITY INCOME FUND
                                           ----------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000                    YEAR ENDED
                                                 (UNAUDITED)                     AUGUST 31, 1999
                                           ------------------------          ------------------------
                                            SHARES           VALUE            SHARES           VALUE
                                           --------         -------          --------         -------
Shares sold ..........................       48,725     $     681,593        219,202      $   3,141,876
Shares issued in reinvestment of
   distributions .....................       37,525           515,957         21,738            302,170
                                           --------     -------------       --------      -------------
                                             86,250         1,197,550        240,940          3,444,046
Shares repurchased ...................     (256,867)       (3,544,072)      (295,944)        (4,058,000)
                                           --------     -------------       --------      -------------
   Net decrease ......................     (170,617)    $  (2,346,522)       (55,004)     $    (613,954)
                                           ========     =============       ========      =============

                 See accompanying notes to financial statements

                                               EUROPEAN GROWTH
                                                & INCOME FUND               NASDAQ-100 INDEX FUND
                                           -----------------------         -----------------------
                                              JANUARY 18, 2000*               JANUARY 18, 2000*
                                                      TO                              TO
                                              FEBRUARY 29, 2000               FEBRUARY 29, 2000
                                                 (UNAUDITED)                     (UNAUDITED)
                                           -----------------------         -----------------------
                                            SHARES          VALUE           SHARES          VALUE
                                           --------        -------         --------        -------
Shares sold ..........................        60,260    $   595,289          557,892  $   5,745,404

Shares repurchased ...................        (2,045)       (20,390)         (12,451)      (126,856)
                                          ----------    -----------      -----------  -------------
   Net increase ......................    $   58,215    $   574,899      $   545,441  $   5,618,548
                                          ==========    ===========      ===========  =============

*    Commencement of Operations

                 See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              CALIFORNIA TAX-FREE MONEY MARKET FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                           FEBRUARY 29,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                               2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                           (UNAUDITED)       1999         1998         1997         1996         1995
                                         -------------------------------------------------------------------------------
Net asset value, beginning of period .     $    1.000    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                           ----------    ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income .............          0.010         0.026        0.030        0.031        0.032        0.032
   LESS DISTRIBUTIONS
   Dividends from net
      investment income ..............         (0.010)       (0.026)      (0.030)      (0.031)      (0.032)      (0.032)
                                           ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period .......     $    1.000    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                           ==========    ==========   ==========   ==========   ==========   ==========
Total Return .........................           1.07%         2.61%        3.09%        3.09%        3.26%        3.27%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)    $  105,022    $  105,606   $   88,236   $   92,818   $  103,402   $   80,412
   Ratio of expenses to average net
      assets:
         Before expense reimbursements           0.62%*        0.61%        0.61%        0.61%        0.61%        0.66%
         After expense reimbursements            0.40%*        0.40%        0.40%        0.40%        0.40%        0.40%
   Ratio of net investment income to
      average net assets:

         Before expense reimbursements           2.35%*        2.33%        2.77%        2.86%        2.90%        2.97%
         After expense reimbursements            2.57%*        2.54%        2.98%        3.07%        3.11%        3.23%
   Portfolio Turnover

*    Annualized

See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      CALIFORNIA TAX-FREE INCOME FUND
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                                FEBRUARY 29,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                (UNAUDITED)       1999         1998         1997         1996         1995
                                              -------------------------------------------------------------------------------
Net asset value, beginning of period .......   $     12.40   $     13.18  $     12.86  $     12.31  $     12.22  $     12.17
                                               -----------   -----------  -----------  -----------  -----------  -----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ...................          0.28          0.56         0.58         0.60         0.62         0.61
   Net gain (loss) on securities (both
      realized and unrealized) .............         (0.23)        (0.68)        0.51         0.54         0.09         0.30
                                               -----------   -----------  -----------  -----------  -----------  -----------
         Total from investment operations ..          0.05         (0.12)        1.09         1.14         0.71         0.91
                                               -----------   -----------  -----------  -----------  -----------  -----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................         (0.28)        (0.57)       (0.58)       (0.59)       (0.62)       (0.66)
   Distributions from capital gains ........         (0.06)        (0.09)       (0.19)          --           --        (0.20)
                                               -----------   -----------  -----------  -----------  -----------  -----------
      Total distributions ..................         (0.34)        (0.66)       (0.77)       (0.59)       (0.62)       (0.86)
                                               -----------   -----------  -----------  -----------  -----------  -----------
Net asset value, end of period .............   $     12.11   $     12.40  $     13.18  $     12.86  $     12.31  $     12.22
                                               ===========   ===========  ===========  ===========  ===========  ===========
Total Return ...............................          0.01%        (1.07)%       8.75%        9.48%        5.40%        8.01%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....   $   191,713   $   200,946  $   225,507  $   212,198   $  194,926  $   196,046
   Ratio of expenses to average net
      assets:
         Before expense reimbursements .....          0.63%*        0.61%        0.61%        0.59%        0.60%        0.62%
         After expense reimbursements ......          0.63%*        0.61%        0.61%        0.59%        0.60%        0.62%
   Ratio of net investment income to
      average net assets: ..................
         Before expense reimbursements .....          4.59%*        4.33%        4.47%        4.75%        4.96%        5.13%
         After expense reimbursements ......          4.59%*        4.33%        4.47%        4.75%        4.96%        5.13%
   Portfolio Turnover ......................         47.55%        16.36%       20.95%       34.96%       10.34%       32.21%

*    Annualized

See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               CALIFORNIA INSURED INTERMEDIATE FUND
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            FEBRUARY 29,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)       1999         1998         1997         1996         1995
                                          -------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    10.54    $    10.92   $    10.72   $    10.42   $    10.49   $    10.23
                                            ----------    ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................         0.21          0.43         0.44         0.45         0.46         0.44
   Net gain (loss) on securities (both
      realized and unrealized) ..........        (0.14)        (0.26)        0.25         0.30        (0.07)        0.30
                                            ----------    ----------   ----------   ----------   ----------   ----------
         Total from investment operations         0.07          0.17         0.69         0.75         0.39         0.74
                                            ----------    ----------   ----------   ----------   ----------   ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................        (0.22)        (0.43)       (0.44)       (0.45)       (0.46)       (0.48)
   Distributions from capital gains .....        (0.02)        (0.12)       (0.05)          --           --           --
                                            ----------    ----------   ----------   ----------   ----------   ----------
      Total distributions ...............        (0.24)        (0.55)       (0.49)       (0.45)       (0.46)       (0.48)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ..........   $    10.37    $    10.54   $    10.92   $    10.72   $    10.42   $    10.49
                                            ==========    ==========   ==========   ==========   ==========   ==========
Total Return ............................         0.30%         1.51%        6.64%        7.34%        3.75%        7.46%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .   $   23,164    $   24,175   $   23,572   $   24,390   $   24,207   $   23,515
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         0.69%*        0.66%        0.70%        0.70%        0.70%        0.76%
         After expense reimbursements ...         0.55%*        0.55%        0.55%        0.55%        0.55%        0.60%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         3.94%*        3.85%        3.94%        4.12%        4.22%        4.19%
         After expense reimbursements ...         4.08%*        3.96%        4.09%        4.27%        4.37%        4.35%
   Portfolio Turnover ...................        25.90%         8.38%       26.76%       32.11%       36.08%       43.56%


*    Annualized

See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  U. S. GOVERNMENT SECURITIES FUND
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            FEBRUARY 29,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)       1999         1998         1997         1996         1995
                                          -------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    10.24    $    11.30   $    10.38   $    10.15   $    10.66   $    10.30
                                            ----------    ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................         0.28          0.56         0.59         0.64         0.66         0.70
   Net gain (loss) on securities (both
      realized and unrealized) ..........        (0.23)        (0.80)        1.01         0.36        (0.51)        0.41
                                            ----------    ----------   ----------   ----------   ----------   ----------
         Total from investment operations         0.05         (0.24)        1.60         1.00         0.15         1.11
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................        (0.28)        (0.56)       (0.61)       (0.63)       (0.66)       (0.75)
   Distributions from capital gains .....        (0.05)        (0.26)       (0.07)       (0.14)          --           --
                                            ----------    ----------   ----------   ----------   ----------   ----------
      Total distributions ...............        (0.33)        (0.82)       (0.68)       (0.77)       (0.66)       (0.75)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ..........   $     9.96    $    10.24   $    11.30   $    10.38   $    10.15   $    10.66
                                            ==========    ==========   ==========   ==========   ==========   ==========
Total Return ............................         0.03%        (2.42)%      15.88%       10.00%        1.26%       11.42%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .   $   27,691    $   30,950   $   36,063   $   31,277   $   29,088   $   29,884
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         0.69%*        0.66%        0.68%        0.69%        0.71%        0.75%
         After expense reimbursements ...         0.65%*        0.65%        0.65%        0.65%        0.65%        0.64%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         5.58%*        5.11%        5.46%        6.00%        6.10%        6.72%
         After expense reimbursements ...         5.62%*        5.12%        5.49%        6.04%        6.16%        6.83%
   Portfolio Turnover ...................       130.72%       139.00%       65.27%      170.76%       89.11%      169.83%

*    Annualized

See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                              SHORT-TERM
                                         U.S. GOVT. BOND FUND
                                         --------------------
                                           JANUARY 18, 2000*
                                                   TO
                                           FEBRUARY 29, 2000
                                              (UNAUDITED)
                                         --------------------
Net asset value, beginning of period ....      $   10.00
                                               ---------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................           0.07
   Net gain (loss) on securities (both
      realized and unrealized) ..........          (0.01)
                                               ---------
         Total from investment operations           0.06
                                               ---------
   LESS DISTRIBUTIONS
   Dividends from net investment ........          (0.07)
      income
Net asset value, end of period ..........      $    9.99
                                               =========
Total Return ............................           0.56%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .      $   1,475
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..           2.08%**
         After expense reimbursements ...           0.03%**
   Ratio of net investment income
      to average net assets:
         Before expense reimbursements ..           3.91%**
         After expense reimbursements ...           5.96%**
   Portfolio Turnover ...................             --

*    Commencement of Operations
**   Annualized

See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE UNITED STATES TREASURY TRUST
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            FEBRUARY 29,  YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                2000      AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)      1999         1998          1997         1996         1995
                                          -------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    1.000    $    1.000   $    1.000   $     1.000   $    1.000   $    1.000
                                            ----------    ----------   ----------   -----------   ----------   ----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................        0.022         0.042        0.051         0.048        0.050        0.050
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................       (0.022)       (0.042)      (0.051)       (0.048)      (0.050)      (0.050)
                                            ----------    ----------   ----------   -----------   ----------   ----------
Net asset value, end of period ..........   $    1.000    $    1.000   $    1.000   $     1.000   $    1.000   $    1.000
                                            ==========    ==========   ==========   ===========   ==========   ==========
Total Return ............................         1.90%         4.22%        5.21%         4.92%        5.11%        5.10%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)..   $   72,150    $   50,517   $   44,341   $   104,509   $   37,903    $  29,797
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         0.64%*        0.63%        0.64%         0.64%        0.66%        0.72%
         After expense reimbursements ...         0.40%*        0.41%        0.40%         0.40%        0.43%        0.50%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         4.40%*        3.92%        4.54%         4.58%        4.60%        4.75%
         After expense reimbursements ...         4.64%*        4.14%        4.78%         4.82%        4.83%        4.97%

*    Annualized

See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        S&P 500 INDEX FUND
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            FEBRUARY 29,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)       1999         1998         1997         1996         1995
                                          -------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    28.12    $    20.90   $    19.98   $    14.81   $    13.31   $    11.38
                                            ----------    ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................         0.22          0.39         0.36         0.38         0.36         0.39
   Net gain on securities (both
      realized and unrealized) ..........         0.96          7.79         1.28         5.44         2.05         1.94
                                            ----------    ----------   ----------   ----------   ----------   ----------
         Total from investment operations         1.18          8.18         1.64         5.82         2.41         2.33
                                            ----------    ----------   ----------   ----------   ----------   ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................        (0.22)        (0.39)       (0.34)       (0.37)       (0.37)       (0.37)
   Distributions from capital gains .....        (1.32)        (0.57)       (0.38)       (0.28)       (0.54)       (0.03)
                                            ----------    ----------   ----------   ----------   ----------   ----------
      Total distributions ...............        (1.54)        (0.96)       (0.72)       (0.65)       (0.91)       (0.40)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ..........   $    27.76    $    28.12   $    20.90   $    19.98   $    14.81   $    13.31
                                            ==========    ==========   ==========   ==========   ==========   ==========
Total Return ............................         4.14%        39.76%        8.14%       40.19%       18.63%       21.06%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .   $  147,296    $  142,276   $   87,621   $   71,860   $   43,849   $   21,800
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         0.36%*        0.37%        0.40%        0.46%        0.57%        1.04%
         After expense reimbursements ...         0.20%*        0.20%        0.20%        0.20%        0.20%        0.20%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         1.34%*        1.33%        1.48%        1.85%        2.13%        2.40%
         After expense reimbursements ...         1.50%*        1.50%        1.68%        2.11%        2.50%        3.24%
   Portfolio Turnover ...................         1.95%         9.76%        1.82%        2.10%        1.87%        3.68%

*    Annualized

See accompanying notes to the financial statements

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       S&P MIDCAP INDEX FUND
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            FEBRUARY 29,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)       1999         1998         1997         1996         1995
                                          -------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    18.70    $    15.41   $    18.57   $    14.45   $    13.82   $    12.21
                                            ----------    ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................         0.13          0.20         0.23         0.22         0.24         0.26
   Net gain (loss) on securities (both
      realized and unrealized) ..........         2.75          5.80        (1.76)        4.85         1.33         2.04
                                            ----------    ----------   ----------   ----------   ----------   ----------
         Total from investment operations         2.88          6.00        (1.53)        5.07         1.57         2.30
                                            ----------    ----------   ----------   ----------   ----------   ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................        (0.10)        (0.20)       (0.23)       (0.22)       (0.25)       (0.25)
   Distributions from capital gains .....        (4.01)        (2.51)       (1.40)       (0.73)       (0.69)       (0.44)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Total distributions .....................        (4.11)        (2.71)       (1.63)       (0.95)       (0.94)       (0.69)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ..........   $    17.47    $    18.70   $    15.41   $    18.57   $    14.45   $    13.82
                                            ==========    ==========   ==========   ==========   ==========   ==========
Total Return ............................        17.49%        41.13%       (9.37)%      36.63%       11.77%       20.24%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .   $   62,378    $   57,164   $   39,855   $   46,271   $   33,559   $   26,168
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         0.56%*        0.57%        0.56%        0.61%        0.71%        0.80%
         After expense reimbursements ...         0.40%*        0.40%        0.40%        0.40%        0.40%        0.40%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         1.01%*        0.90%        1.04%        1.19%        1.38%        1.70%
         After expense reimbursements ...         1.17%*        1.07%        1.20%        1.40%        1.69%        2.10%
   Portfolio Turnover ...................         9.42%        42.98%       19.35%       17.80%       18.18%       11.71%

*    Annualized

See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           S&P SMALLCAP INDEX FUND
                                         ---------------------------------------------------------
                                         SIX MONTHS ENDED                          OCTOBER 2, 1996*
                                           FEBRUARY 29,     YEAR ENDED   YEAR ENDED       TO
                                               2000         AUGUST 31,   AUGUST 31,   AUGUST 31,
                                           (UNAUDITED)         1999         1998         1997
                                         ---------------------------------------------------------
Net asset value, beginning of period ....   $    11.46      $     9.46    $   12.25    $   10.00
                                            ----------      ----------    ---------    ---------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................         0.07            0.08         0.13         0.23
   Net gain (loss) on securities (both
      realized and unrealized) ..........         2.86            2.13        (2.39)        2.22
                                            ----------      ----------    ---------    ---------
         Total from investment operations         2.93            2.21        (2.26)        2.45
                                            ----------      ----------    ---------    ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................        (0.05)          (0.08)       (0.14)       (0.20)
   Distributions from capital gains .....        (0.53)          (0.13)       (0.39)          --
                                            ----------      ----------    ---------    ---------
Total distributions .....................        (0.58)          (0.21)       (0.53)       (0.20)
                                            ----------      ----------    ---------    ---------
Net asset value, end of period ..........   $    13.81      $    11.46    $    9.46    $   12.25
                                            ==========      ==========    =========    =========
Total Return ............................        26.61%          23.53%      (19.38)%      24.86%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .   $   12,616      $   10,881    $   7,916    $   5,933
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         1.03%**         1.05%        1.10%        2.32%**
         After expense reimbursements ...         0.65%**         0.65%        0.65%        0.65%**
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         0.59%**         0.31%        0.57%        0.27%**
         After expense reimbursements ...         0.97%**         0.71%        1.02%        1.94%**
   Portfolio Turnover ...................        13.76%          25.40%       24.58%       19.99%

*    Commencement of Operations
**   Annualized

See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              EQUITY INCOME FUND
                                         ---------------------------------------------------------
                                         SIX MONTHS ENDED                           SEPT. 4, 1996*
                                           FEBRUARY 29,     YEAR ENDED   YEAR ENDED      TO
                                               2000         AUGUST 31,   AUGUST 31,  AUGUST 31,
                                           (UNAUDITED)         1999         1998        1997
                                         ---------------------------------------------------------
Net asset value, beginning of period ....   $    14.38     $    11.98   $    12.64   $   10.00
                                            ----------     ----------   ----------   ---------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................         0.17           0.32         0.37        0.39
   Net gain (loss) on securities (both
      realized and unrealized) ..........        (0.62)          2.41        (0.25)       2.84
                                            ----------     ----------   ----------   ---------
         Total from investment operations        (0.45)          2.73         0.12        3.23
                                            ----------     ----------   ----------   ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................        (0.14)         (0.33)       (0.37)      (0.32)
   Distributions from capital gains .....        (0.42)            --        (0.41)      (0.27)
                                            ----------     ----------   ----------   ---------
Total distributions .....................        (0.56)         (0.33)       (0.78)      (0.59)
                                            ----------     ----------   ----------   ---------
Net asset value, end of period ..........   $    13.37     $    14.38   $    11.98   $   12.64
                                            ==========     ==========   ==========   =========
Total Return ............................        (3.22)%        22.89%        0.46%      33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .   $   10,467     $   13,716   $   12,080   $   9,747
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         0.87%**        0.86%        0.91%       1.55%**
         After expense reimbursements ...         0.79%**        0.80%        0.78%       0.76%**
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         1.94%**        2.09%        2.56%       2.48%**
         After expense reimbursements ...         2.02%**        2.15%        2.69%       3.27%**
   Portfolio Turnover ...................        13.66%         54.03%       41.23%       2.80%

*    Commencement of Operations
**   Annualized

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                          EUROPEAN GROWTH &      NASDAQ-100
                                             INCOME FUND         INDEX FUND
                                          --------------------------------------
                                          JANUARY 18, 2000*  JANUARY 18, 2000*
                                                  TO                 TO
                                          FEBRUARY 29, 2000  FEBRUARY 29, 2000
                                             (UNAUDITED)        (UNAUDITED)
                                          --------------------------------------
Net asset value, beginning of period ....     $   10.00          $   10.00
                                              ---------          ---------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................          0.01               0.05
   Net gain (loss) on securities (both
      realized and unrealized) ..........          0.05               1.00
                                              ---------          ---------
         Total from investment operations          0.06               1.05
                                              ---------          ---------
   LESS DISTRIBUTIONS
   Dividends from net investment ........            --                 --
      income
Net asset value, end of period ..........     $   10.06          $   11.05
                                              =========          =========
Total Return ............................          0.60%             10.50%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .     $     586          $   6,026
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..          6.03%**            1.63%**
         After expense reimbursements ...          0.91%**            0.61%**
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..         (4.84)%**           3.41%**
         After expense reimbursements ...          0.28%**            4.43%**
   Portfolio Turnover ...................        128.25%                --

*    Commencement of Operations
**   Annualized

See accompanying notes to the financial statements

                           CALIFORNIA INVESTMENT TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issued an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investor's principal. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index

                           CALIFORNIA INVESTMENT TRUST

                                FEBRUARY 29, 2000
                                  (UNAUDITED)

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

     futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for an elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of $28,920 which expire as follows, $9,949 in 1999, $4,130 in 2000, $1,920 in 2003 and $12,921 in 2004.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

          (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the period. Actual results may differ from these estimates.

                           CALIFORNIA INVESTMENT TRUST

                                FEBRUARY 29, 2000
                                   (UNAUDITED)

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.75% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the six month period ended February 29, 2000, is as follows:

          California Tax-Free Money Market Fund   $  116,109
          California Insured Intermediate Fund    $   16,907
          U.S. Government Securities Fund .....   $    6,112
          Short-Term U.S. Government Bond Fund    $    3,274
          The United States Treasury Trust ....   $   74,445
          S&P 500 Index Fund ..................   $  123,173
          S&P MidCap Index Fund ...............   $   46,271
          S&P SmallCap Fund ...................   $   21,247
          Equity Income Fund ..................   $    4,783
          European Growth & Income Fund .......   $    2,423
          Nasdaq-100 Index Fund ...............   $    2,797

Certain officers and trustees of the Trust are also partners of CCM.

     NOTE 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the six months ended February 29, 2000 were as follows:

                                                      PURCHASES        SALES
                                                    ------------   ------------
          California Tax-Free Income Fund .......   $ 88,420,090   $107,299,905
          California Insured Tax-Free Income Fund   $  5,997,146   $  6,611,240
          U.S. Government Securities Fund .......   $ 35,967,022   $ 38,146,231
          Short-Term U.S. Government Bond Fund ..   $    898,234   $         --
          S&P 500 Index Fund ....................   $ 16,475,956   $  2,566,641
          S&P Midcap Index Fund .................   $  5,040,330   $  9,693,168

                           CALIFORNIA INVESTMENT TRUST

                                FEBRUARY 29, 2000
                                   (UNAUDITED)

          Equity Income Fund ....................   $  1,902,942   $  1,265,350
          S&P SmallCap Index Fund ...............   $  1,224,497   $  2,953,875
          European Growth & Income Fund..........   $  1,122,285   $    527,222
          Nasdaq-100 Index Fund .................   $  4,008,007   $         --

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